UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	4/30/2020

ITEM 1.	REPORT TO STOCKHOLDERS

This N-CSR filing contains the annual reports relating to the classes of the following series of the registrant:

DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio — Service Shares

DWS Government & Agency Securities Portfolio — DWS Government & Agency Money Fund

DWS Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares and Government Cash Managed Shares

DWS Tax-Exempt Portfolio — DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares

DWS Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund

DWS Tax-Exempt Portfolio — Tax-Free Investment Class

DWS Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S

April 30, 2020

Annual Report

to Shareholders

Cash Account Trust

Service Shares

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Management Review
DWS Government & Agency Securities Portfolio
9	Portfolio Summary
10	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights
DWS Tax-Exempt Portfolio
19	Portfolio Summary
20	Investment Portfolio
31	Statement of Assets and Liabilities

33	Statement of Operations
34	Statements of Changes in Net Assets
35	Financial Highlights

36	Notes to Financial Statements
50	Report of Independent Registered Public Accounting Firm
52	Information About Each Fund’s Expenses
53	Tax Information
54	Other Information
55	Advisory Agreement Board Considerations and Fee Evaluation
63	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider a fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. The DWS Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the DWS Tax-Exempt Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. Please read the prospectus for specific details regarding each Fund’s risk profile.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Cash Account Trust — Service Shares

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2020, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (the Fed) statements and actions, investor sentiment regarding U.S./China trade tensions and eventually, government and central bank responses to the coronavirus pandemic. In June 2019, a breakdown in the trade negotiations between the United States and China and signs of a slight U.S. economic slowdown disrupted financial markets and sent interest rates significantly lower. Driven by economic uncertainty resulting from the ongoing trade war, the Federal Open Market Committee (FOMC) reduced short-term rates to 2.0%–2.25% at its July 2019 meeting. The FOMC subsequently reduced rates two more times last year. By the fourth quarter of 2019 through early this year, many nagging concerns for financial market participants such as U.S./China trade tensions, Britain’s plans to exit the European Union and global economic weakness had receded, and equity and fixed-income markets were robust.

In January, the first news of the coronavirus outbreak in China reached the rest of the world, and by February and March, the virus had already spread dramatically in some parts of Europe and the United States. As worries about the outbreak grew, the U.S. financial system endured severe shocks as state and local governments imposed ever-increasing restrictions on public gatherings and shutdowns of significant portions of the U.S. economy, and the country instantly saw massive job losses and a sharp reduction in economic activity. In response, equity markets were subject to severe volatility, with all financial asset classes significantly impacted by the sudden onset of the crisis. Money markets were not exempt from the volatility as typical transaction flows and liquidity were impaired.

In response, the Fed almost immediately enacted a series of measures to gradually restore liquidity to the money markets and boost confidence in

Cash Account Trust — Service Shares	|	3

financial markets overall. The Fed cut short-term rates by 1.5 percentage points, re-initiated quantitative easing through significant purchases of Treasury, agency, mortgage and high yield securities, restarted liquidity facilities that had been effective in boosting market liquidity during the 2008 financial crisis, and added new facilities. On the fiscal side, Congress and the administration enacted a $2.3 trillion aid package that included direct payments to individuals, enhanced unemployment benefits and loans to small businesses. These actions helped to stabilize equity markets to some degree and boosted investor confidence overall. Liquidity within the money markets, which all but disappeared in early March, was restored to a tremendous degree in April due to the above-mentioned monetary and fiscal measures. As a result, by the end of the period money markets had largely normalized. During early April, we saw significant declines in yields, with interest rate spreads between higher and lower rated credits trending rapidly toward pre-crisis levels, and LIBOR rates falling over 90 basis points.

Positive Contributors to Fund Performance

DWS Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

Within the DWS Government & Agency Securities Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during its annual period ended April 30, 2020. For much of the period, the Fund held a large percentage of portfolio assets in agency and Treasury floating-rate securities to take advantage of any rises in LIBOR and Treasury bill rates. At the same time, the Fund invested in overnight agency and Treasury repurchase agreements (repo) for liquidity, and looked for yield opportunities from three- to six-month agency and Treasury securities. Following the onset of the COVID-19 crisis, the Fund received significant new inflows and took a more defensive posture, keeping most of the new assets in overnight repo and other short-term instruments. As liquidity within the money markets normalized, we viewed the increased issuance coming into the Treasury market as an opportunity to pick up additional yield as downward pressure on rates was relieved. Therefore, we de-emphasized fixed-rate issues and purchased additional floating-rate securities for the portfolio to take advantage of expected higher short-term government yields.

4	|	Cash Account Trust — Service Shares

DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. The Portfolio’s most recent strategy, given a decade-high spike in 7-day municipal rates with the onset of the COVID-19 crisis, was to strongly emphasize floating-rate VRDNs (Variable Rate Demand Notes) given their record-setting high yields during March. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) At the same time, with the awareness that 7-day municipal rates would eventually fall back to more accustomed lower levels, we purchased short-term fixed-rate instruments. Beginning in June, when states around the country start their annual issuance of large tranches of municipal six- to 12-month fixed-rate issues during “note season,” we plan to cautiously extend the Portfolio’s duration to seek a balance of attractive tax-free yield, liquidity and price stability.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be what we believed to be more cautious during a time of market uncertainty. In the end this may have cost the Funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

The U.S. economy remains in a very difficult position, with GDP falling dramatically during the second quarter of 2020. With extremely large amounts of stimulus flowing from government sources, we foresee a continued huge volume of U.S. Treasury issuance, much of it in Treasury bills. Outstanding Treasury bill volume has already increased by $2.6 trillion at the beginning of 2020 to $4 trillion as of April 30, with expectations that this will increase to at least $5 trillion at quarter end and as much as $6 trillion by year end 2020. This massive increase in Treasury bill issuance has been somewhat offset by very strong investor demand

Cash Account Trust — Service Shares	|	5

for government money market funds. In spite of the slump in U.S. GDP, heavy Treasury bill issuance tends to dampen the possibility of negative U.S. short-term Treasury rates in the near future. In addition, Fed Chair Powell has stated that he does not favor negative U.S. short-term rates as a monetary tool. We believe that short-term government money market rates could move somewhat higher in the near term as new supply continues to come into the market, and relieves some of the demand-related downward pressure on yields that arose in March.

In addition, we are monitoring the gradual reopening of the U.S. economy across various states. Should the reopening proceed in phases in an orderly fashion, that also could also help to relieve some of the downward pressure on yields.

In this environment, we will continue to look for opportunities to boost the Fund’s yield by purchasing additional floating-rate instruments to take advantage of higher yield levels. At the same time, we understand that the situation for short-term money markets and financial markets overall is fluid, and will maintain a cautious approach.

We continue our insistence on what we believe to be the highest credit quality within the Funds. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Funds and to seek competitive yield for our shareholders.

6	|	Cash Account Trust — Service Shares

Fund Performance (as of April 30, 2020)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. The DWS Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the DWS Tax-Exempt Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time

7-Day Current Yield
DWS Government & Agency Securities Portfolio — Service Shares	0.01%*
DWS Tax-Exempt Portfolio — Service Shares	0.01%*
Equivalent Taxable Yield	0.02%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of the Funds’ shares outstanding. For the most current yield information, visit our Web site at dws.com.

*

The 7-Day Current Yield would have been -0.75% and -0.66% for DWS Government & Agency Securities Portfolio — Service Shares and DWS Tax-Exempt Portfolio — Service Shares respectively, had certain expenses not been reduced.

**

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Cash Account Trust — Service Shares	|	7

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed- income securities, there is no guaranteed return of principal in case of default. Floating- rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

LIBOR, or the London Interbank Offered Rate, is a widely used benchmark for short-term taxable interest rates.

Quantitative easing (QE) is a type of monetary policy used by central banks to stimulate the economy. Central banks implement quantitative easing by purchasing financial assets from commercial banks and other financial institutions, thus raising the prices of those financial instruments and lowering their yields, while simultaneously increasing the money supply of a country or region.

A repurchase agreement, or “overnight repo,” is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place” for large sums of money.

8	|	Cash Account Trust — Service Shares

Portfolio Summary	(Unaudited)

DWS Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/20	4/30/19
Government & Agency Obligations	69%	57%
Repurchase Agreements	31%	43%
	100%	100%

Weighted Average Maturity	4/30/20	4/30/19
Cash Account Trust — DWS Government & Agency
Securities Portfolio	19 days	21 days
iMoneyNet Money Fund Average™ — Gov’t & Agency
Retail*	35 days	29 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Retail — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 10–13. A quarterly Fact Sheet is available on dws.com or upon request.

Cash Account Trust — Service Shares	|	9

Investment Portfolio	as of April 30, 2020

	Principal Amount ($)	Value ($)
Government & Agency Obligations 69.0%
U.S. Government Sponsored Agencies 52.4%

Federal Farm Credit Bank:

3-month U.S. Treasury Bill Money Market Yield plus 0.110%, 0.23% **, 12/28/2020	25,000,000	25,008,347

0.35%, 5/7/2021	22,000,000	21,987,788

1-month LIBOR minus 0.025%, 0.413% **, 5/29/2020	12,500,000	12,499,952

1-month LIBOR minus 0.035%, 0.683% **, 8/20/2020	48,500,000	48,500,000

1-month LIBOR plus 0.010%, 0.728% **, 8/19/2020	7,500,000	7,500,245

1-month LIBOR minus 0.055%, 0.961% **, 2/3/2021	23,500,000	23,498,267

1.61%, 1/15/2021	10,000,000	10,000,000

Federal Home Loan Bank:

SOFR plus 0.020%, 0.03% **, 5/14/2020	10,000,000	10,000,000

SOFR plus 0.030%, 0.04% **, 7/17/2020	9,000,000	9,000,000

SOFR plus 0.030%, 0.04% **, 9/4/2020	48,000,000	48,000,000

SOFR plus 0.035%, 0.045% **, 5/8/2020	30,000,000	30,000,000

SOFR plus 0.045%, 0.055% **, 8/14/2020	20,000,000	20,000,000

SOFR plus 0.050%, 0.06% **, 1/28/2021	20,000,000	20,000,000

SOFR plus 0.065%, 0.075% **, 2/26/2021	25,000,000	25,000,000

SOFR plus 0.100%, 0.11% **, 10/6/2020	20,000,000	20,000,000

SOFR plus 0.100%, 0.11% **, 10/8/2020	30,000,000	30,000,000

SOFR plus 0.105%, 0.115% **, 10/1/2020	20,000,000	20,000,000

0.122%*, 7/22/2020	16,000,000	15,995,627

SOFR plus 0.120%, 0.13% **, 2/28/2022	21,000,000	21,000,000

0.136%*, 7/6/2020	30,000,000	29,992,630

0.142%*, 8/3/2020	12,500,000	12,495,431

0.142%*, 10/30/2020	15,500,000	15,489,029

0.15%*, 10/28/2020	25,000,000	24,981,500

0.203%*, 10/13/2020	25,500,000	25,476,625

0.295%*, 9/25/2020	12,500,000	12,485,198

1-month LIBOR minus 0.050%, 0.437% **, 1/27/2021	18,500,000	18,500,000

0.529%*, 8/13/2020	18,000,000	17,972,960

3-month LIBOR minus 0.175%, 0.712% **, 10/28/2020	35,000,000	35,000,000

3-month LIBOR minus 0.185%, 0.806% **, 10/26/2020	20,000,000	20,000,000

1-month LIBOR minus 0.020%, 0.809% **, 5/12/2020	24,250,000	24,250,000

3-month LIBOR minus 0.205%, 0.971% **, 10/16/2020	20,000,000	20,000,000

1-month LIBOR minus 0.010%, 0.975% **, 9/1/2020	20,000,000	20,000,000

1-month LIBOR minus 0.010%, 1.006% **, 5/3/2021	15,250,000	15,248,425

1.596%*, 7/6/2020	12,500,000	12,464,021

3-month LIBOR minus 0.155%, 1.608% **, 1/29/2021	35,000,000	35,000,000

1.626%*, 5/29/2020	30,000,000	29,962,690

1.627%*, 6/3/2020	65,000,000	64,904,667

The accompanying notes are an integral part of the financial statements.

10	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

Federal Home Loan Mortgage Corp.:

SOFR plus 0.005%, 0.015% **, 5/13/2020	24,000,000	24,000,000

SOFR plus 0.010%, 0.02% **, 7/22/2020	12,500,000	12,500,000

SOFR plus 0.010%, 0.02% **, 8/5/2020	10,000,000	10,000,000

SOFR plus 0.010%, 0.02% **, 8/25/2020	65,000,000	65,000,000

SOFR plus 0.020%, 0.03% **, 6/5/2020	50,000,000	50,000,000

SOFR plus 0.020%, 0.03% **, 7/8/2020	50,000,000	50,000,000

SOFR plus 0.030%, 0.04% **, 5/8/2020	20,000,000	20,000,000

SOFR plus 0.030%, 0.04% **, 6/2/2020	25,000,000	25,000,000

SOFR plus 0.030%, 0.04% **, 6/4/2020	50,000,000	50,000,000

SOFR plus 0.030%, 0.04% **, 8/21/2020	50,000,000	50,000,000

SOFR plus 0.030%, 0.04% **, 2/24/2021	50,000,000	50,000,000

SOFR plus 0.040%, 0.05% **, 9/10/2020	40,000,000	40,000,000

SOFR plus 0.040%, 0.05% **, 12/4/2020	17,000,000	17,000,000

SOFR plus 0.150%, 0.16% **, 3/4/2022	21,000,000	20,962,835

SOFR plus 0.400%, 0.41% **, 10/21/2021	9,200,000	9,200,000

0.691%, 7/17/2020	20,000,000	19,970,911

Federal National Mortgage Association:

SOFR plus 0.040%, 0.05% **, 1/29/2021	18,000,000	18,000,000

SOFR plus 0.050%, 0.06% **, 3/4/2021	50,000,000	50,000,000

SOFR plus 0.060%, 0.07% **, 7/30/2020	16,500,000	16,500,000

SOFR plus 0.075%, 0.085% **, 10/30/2020	22,000,000	22,000,000

SOFR plus 0.075%, 0.085% **, 6/4/2021	40,000,000	40,000,000

SOFR plus 0.300%, 0.31% **, 1/7/2022	18,500,000	18,500,000

SOFR plus 0.310%, 0.32% **, 10/25/2021	7,500,000	7,500,000

0.691%*, 7/15/2020	18,000,000	17,974,500

		1,556,321,648

U.S. Treasury Obligations 16.6%

U.S. Treasury Bills:

0.071%*, 5/5/2020	15,000,000	14,999,883

0.072%*, 5/5/2020	25,000,000	24,999,803

0.092%*, 5/26/2020	75,000,000	74,995,313

0.152%*, 9/8/2020	35,000,000	34,981,042

0.203%*, 7/21/2020	30,000,000	29,986,500

U.S. Treasury Floating Rate Notes:

3-month U.S. Treasury Bill Money Market Yield plus 0.043%, 0.168% **, 7/31/2020	100,000,000	99,993,562

3-month U.S. Treasury Bill Money Market Yield plus 0.045%, 0.17% **, 10/31/2020	185,000,000	185,009,632

3-month U.S. Treasury Bill Money Market Yield plus 0.115%, 0.24% **, 1/31/2021	27,500,000	27,521,259

		492,486,994

Total Government & Agency Obligations (Cost $2,048,808,642)		2,048,808,642

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	11

	Principal Amount ($)	Value ($)

Repurchase Agreements 30.6%

Barclays Bank PLC, 0.02%, dated 4/30/2020, to be repurchased at $169,000,094 on 5/1/2020 (a)	169,000,000	169,000,000

BNP Paribas, 0.03%, dated 4/30/2020, to be repurchased at $263,300,219 on 5/1/2020 (b)	263,300,000	263,300,000

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, to be repurchased at $62,800,035 on 5/1/2020 (c)	62,800,000	62,800,000

Wells Fargo Bank, 0.04%, dated 4/30/2020, to be repurchased at $414,100,460 on 5/1/2020 (d)	414,100,000	414,100,000

Total Repurchase Agreements (Cost $909,200,000)		909,200,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,958,008,642)	99.6	2,958,008,642
Other Assets and Liabilities, Net	0.4	11,846,495

Net Assets	100.0	2,969,855,137

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2020.

(a)	Collateralized by $172,217,100 U.S. Treasury Note, 0.50%, maturing on 04/30/2027 with a value of $172,380,017.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
64,692,500	U.S. Treasury Bills	Zero Coupon	07/21/2020–12/31/2020	64,663,015
199,295,900	U.S. Treasury Notes	1.125–2.50	09/15/2020–02/28/2022	203,903,066
Total Collateral Value				268,566,081

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
38,020,600	U.S. Treasury Bonds	4.50–5.375	02/15/2031–05/15/2037	63,837,249
152,300	U.S. Treasury Inflation-Indexed Bonds	1.00–3.375	04/15/2032–02/15/2046	218,790
Total Collateral Value				64,056,039

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
17,715,238	Federal Home Loan Mortgage Corp.	3.50–5.00	11/01/2047–04/01/2049	19,314,752
368,158,622	Federal National Mortgage Association	3.00–7.00	07/01/2024–02/01/2049	403,067,248
Total Collateral Value				422,382,000

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

12	|	Cash Account Trust — Service Shares

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$2,048,808,642	$—	$2,048,808,642
Repurchase Agreements	—	909,200,000	—	909,200,000
Total	$—	$2,958,008,642	$—	$2,958,008,642

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	13

Statement of Assets and Liabilities

as of April 30, 2020

Assets	DWS Government & Agency Securities Portfolio
Investment in securities, valued at amortized cost	$2,048,808,642
Repurchased agreements, valued at amortized cost	909,200,000
Cash	11,426,330
Receivable for Fund shares sold	564,861
Interest receivable	802,977
Other assets	79,767
Total assets	2,970,882,577

Liabilities
Payable for Fund shares redeemed	61,288
Distributions payable	367,242
Accrued management fee	15,778
Accrued Trustees’ fees	30,976
Other accrued expenses and payables	552,156
Total liabilities	1,027,440
Net assets, at value	$2,969,855,137

Net Assets Consist of
Distributable earnings (loss)	110,891
Paid-in capital	2,969,744,246
Net assets, at value	$2,969,855,137

The accompanying notes are an integral part of the financial statements.

14	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities as of April 30, 2020 (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($241,853,743 ÷ 241,859,816 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($2,563,175,175 ÷ 2,563,239,631 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($137,268,051 ÷ 137,271,503 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($27,558,168 ÷ 27,558,861 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	15

Statement of Operations

for the year ended April 30, 2020

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$50,835,453
Expenses:

Management fee	2,268,647
Administration fee	2,787,277
Services to shareholders	688,355
Distribution and service fees	442,782
Custodian fee	34,287
Professional fees	84,248
Reports to shareholders	67,517
Registration fees	117,873
Trustees’ fees and expenses	111,446
Other	195,114
Total expenses before expense reductions	6,797,546
Expense reductions	(2,160,528)
Total expenses after expense reductions	4,637,018
Net investment income	46,198,435
Net realized gain (loss) from investments	(38,106)
Net increase (decrease) in net assets resulting from operations	$46,160,329

The accompanying notes are an integral part of the financial statements.

16	|	Cash Account Trust — Service Shares

Statements of Changes in Net Assets

	DWS Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2020	2019

Operations:

Net investment income	$46,198,435	$67,942,263
Net realized gain (loss)	(38,106)	(53,787)
Net increase in net assets resulting from operations	46,160,329	67,888,476
Distributions to shareholders:

DWS Government & Agency Money Fund	(3,929,627)	(3,382,007)
DWS Government Cash Institutional Shares	(38,742,479)	(60,835,410)
Government Cash Managed Shares	(3,346,390)	(3,456,004)
Service Shares	(179,937)	(269,527)
Total distributions	(46,198,433)	(67,942,948)
Fund share transactions:

Proceeds from shares sold	59,955,424,978	92,680,038,672
Reinvestment of distributions	13,073,542	15,062,485
Payments for shares redeemed	(59,736,870,790)	(94,673,626,673)
Net increase (decrease) in net assets from Fund share transactions	231,627,730	(1,978,525,516)
Increase (decrease) in net assets	231,589,626	(1,978,579,988)
Net assets at beginning of period	2,738,265,511	4,716,845,499

Net assets at end of period	$2,969,855,137	$2,738,265,511

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	17

Financial Highlights

DWS Government & Agency Securities Portfolio

Service Shares

	Years Ended April 30,
	2020		2019		2018		2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.009		.012		.002		.000	*	.000	*
Net realized gain (loss)	(.000	)*	(.000	)*	.000	*	.000	*	(.000	)*
Total from investment operations	.009		.012		.002		.000	*	.000	*
Less distributions from:
Net investment income	(.009)		(.012)		(.002)		(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.90		1.21		.23		.01		.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28		16		46		32		46
Ratio of expenses before expense reductions (%)	1.05		1.05		1.03		1.04		1.04
Ratio of expenses after expense reductions (%)	.90		.98		.98		.48		.20
Ratio of net investment income (%)	.94		1.09		.22		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

18	|	Cash Account Trust — Service Shares

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/20	4/30/19
Municipal Investments
Municipal Variable Rate Demand Notes	67%	62%
Tax-Exempt Commercial Paper	12%	17%
Municipal Floating-Rate Notes	8%	5%
Municipal Bonds and Notes	4%	11%
Preferred Shares of Closed-End Investment Companies	9%	5%
	100%	100%

Weighted Average Maturity	4/30/20	4/30/19
Cash Account Trust — DWS Tax-Exempt Portfolio	18 days	13 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	21 days	19 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 20–30. A quarterly Fact Sheet is available on dws.com or upon request.

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	19

Investment Portfolio	as of April 30, 2020

DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 94.2%
Alaska 0.2%

Alaska, State Housing Finance Corp., Capital Project, Series C, 0.23% *, 5/5/2020	360,000	360,000

Alaska, State Housing Finance Corp., Home Mortgage Revenue, Series D, 0.2% *, 5/5/2020, SPA: Federal Home Loan Bank	200,000	200,000

		560,000

Arizona 0.4%
Arizona, State Health Facilities Authority, Dignity Health Obligated Group, Series B, 0.25% *, 5/5/2020, LOC: Barclays Bank PLC	1,000,000	1,000,000

Arkansas 0.8%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.36% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	1,900,000	1,900,000

California 13.1%

California, Mizuho Floater/Residual Trust Various States: Series 2019-MIZ9003, 144A, 0.38% *, 5/5/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	10,000,000	10,000,000

Series 2019-MIZ9007, 0.47% *, 6/2/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	3,000,000	3,000,000

California, State Department of Water Resource Power Supply Revenue, TECP, 0.35%, 6/3/2020	10,531,000	10,531,000

San Francisco City & County, CA, Multi Family Housing Revenue, Transbay Block 8 Tower Apartments, Series H-1, 0.37% *, 5/5/2020, LOC: Bank of China Ltd.	8,060,000	8,060,000

		31,591,000

Colorado 0.2%
Colorado, State Housing & Finance Authority, Series I-AA2, 0.25% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	475,000	475,000

Connecticut 1.0%

Connecticut, Tender Option Bond Trust, Series 2019-ZF2779, 144A, 0.25% *, 5/5/2020, LIQ: Barclays Bank PLC	1,135,000	1,135,000

Connecticut, State General Obligation, Series D, 5.0%, 8/15/2020	1,065,000	1,077,598

The accompanying notes are an integral part of the financial statements.

20	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series X-2, 1.8%, Mandatory Put 2/9/2021 @ 100, 7/1/2037	280,000	282,032

		2,494,630

Delaware 0.6%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.22% *, 5/5/2020, LOC: PNC Bank NA	1,325,000	1,325,000

District of Columbia 0.1%
District of Columbia, Georgetown University Revenue, Series B-2, 0.19% *, 5/5/2020, LOC: Bank of America NA	135,000	135,000

Florida 5.4%

Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series A, AMT, 0.3% *, 5/5/2020, LIQ: Fannie Mae, LOC: Fannie Mae	820,000	820,000

Florida, Keys Aqueduct Authority, Water Revenue, 0.2% *, 5/5/2020, LOC: TD Bank NA	2,930,000	2,930,000

Florida, State Board of Public Education, Capital Outlay, Series B, 5.0%, 6/1/2020	2,700,000	2,709,112

Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.26% *, 5/5/2020, LOC: Northern Trust Company	4,150,000	4,150,000

Hillsborough County, FL, Housing Finance Authority Multi-Family Revenue, Claymore Crossings Apartments, AMT, 0.34% *, 5/5/2020, LOC: Citibank NA	575,000	575,000

Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.35% *, 5/5/2020, LOC: Northern Trust Company	1,300,000	1,300,000

Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.25% *, 5/5/2020, LOC: Freddie Mac	525,000	525,000

		13,009,112

Georgia 3.9%

Cobb County, GA, Hospital Authority Revenue, Anticipation Certificates, Equipment Pool Project, 0.25% *, 5/5/2020, LOC: Wells Fargo Bank NA	550,000	550,000

Douglas County, GA, Development Authority, Pandosia LLC Project, Series A, AMT, 0.28% *, 5/5/2020, LOC: Wells Fargo Bank NA	200,000	200,000

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.32% *, 5/5/2020, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000

Gordon County, GA, Development Authority, Pine Hall Brick Co., Inc. Project, AMT, 0.37% *, 5/5/2020, LOC: Branch Banking & Trust	175,000	175,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	21

	Principal Amount ($)	Value ($)

Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.26% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	1,235,000	1,235,000

Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.4% *, 5/5/2020, LOC: Wells Fargo Bank NA	550,000	550,000

		9,510,000

Idaho 1.7%
Idaho, State Health Facilities Authority, Hospital Revenue, Trinity Health Credit Group, Series ID, 1.05% **, Mandatory Put 8/3/2020 @ 100, 12/1/2048	4,000,000	4,000,000

Illinois 9.6%

Brookfield, IL, Zoo Project, 0.22% *, 5/5/2020, LOC: Northern Trust Company	300,000	300,000

Channahon, IL, Morris Hospital Revenue, 0.25% *, 5/5/2020, LOC: U.S. Bank NA	5,695,000	5,695,000

Galesburg, IL, Knox College Project, 0.23% *, 5/5/2020, LOC: PNC Bank NA	1,800,000	1,800,000

Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 0.31% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	400,000	400,000

Illinois, State Development Finance Authority, American College Surgeons, 0.2% *, 5/5/2020, LOC: Northern Trust Company	782,000	782,000

Illinois, State Development Finance Authority, American Youth Hostels Project, 0.22% *, 5/5/2020, LOC: BMO Harris Bank NA	615,000	615,000

Illinois, State Development Finance Authority, Chicago Horticultural, 0.25% *, 5/5/2020, LOC: BMO Harris Bank NA	500,000	500,000

Illinois, State Development Finance Authority, Ignatius College Project, 0.23% *, 5/5/2020, LOC: PNC Bank NA	2,000,000	2,000,000

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.26% *, 5/5/2020, LOC: BMO Harris Bank NA	1,700,000	1,700,000

Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.26% *, 5/5/2020, LOC: PNC Bank NA	1,100,000	1,100,000

Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.22% *, 5/5/2020, LOC: BMO Harris Bank NA	485,000	485,000

Illinois, State Finance Authority Revenue, Clearbrook Project, 0.22% *, 5/5/2020, LOC: BMO Harris Bank NA	1,435,000	1,435,000

Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.23% *, 5/5/2020, LOC: Northern Trust Company	4,075,000	4,075,000

The accompanying notes are an integral part of the financial statements.

22	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

Illinois, State Housing Development Authority, Multi-Family Revenue, Mattoon Towers Project, AMT, 0.45% *, 5/5/2020, LOC: Federal Home Loan Bank	620,000	620,000

Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.26% *, 5/5/2020, LOC: Freddie Mac	855,000	855,000

University of Illinois, 0.26% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	810,000	810,000

		23,172,000

Indiana 0.6%

Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 0.25% *, 5/5/2020, LOC: Federal Home Loan Bank	495,000	495,000

Indiana, State Finance Authority Revenue, Ascension Health Senior Credit Group, Series E4, 0.25% *, 5/5/2020	300,000	300,000

St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.24% *, 5/5/2020, LOC: PNC Bank NA	700,000	700,000

		1,495,000

Iowa 0.7%

Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.26% *, 5/5/2020	1,400,000	1,400,000

Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.28% *, 5/5/2020	405,000	405,000

		1,805,000

Kansas 0.4%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.38% *, 5/5/2020, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Kentucky 2.2%

Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.3% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	300,000	300,000

Kentucky, RBC Municipal Products, Inc.Trust: Series G116,144A, MUNIPSA + 0.200%, 0.42% **, Mandatory Put 5/1/2020 @ 100, 5/1/2025, LIQ:Royal Bank of Canada, LOC: Royal Bank of Canada	4,000,000	4,000,000

Series G119, 144A, MUNIPSA + 0.150%, 0.37% **, Mandatory Put 7/1/2020 @ 100, 1/1/2026, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	1,000,000	1,000,000

		5,300,000

Louisiana 1.0%

Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 0.32% *, 5/5/2020, LOC: Bank of America NA	985,000	985,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	23

	Principal Amount ($)	Value ($)

Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.23% *, 5/5/2020, LOC: Freddie Mac	535,000	535,000

Louisiana, State Public Facilities Authority Revenue, Christus Health, Series B-2, 0.17% *, 5/5/2020, LOC: Bank of NY Mellon	950,000	950,000

		2,470,000

Maryland 3.5%

Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.19% *, 5/5/2020, LOC: Bank of America NA	125,000	125,000

Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.2% *, 5/5/2020, LOC: PNC Bank NA	2,025,000	2,025,000

Maryland, State Industrial Development Financing Authority, Economic Development Revenue, Paul Reed Smith Guitars, AMT, 0.24% *, 5/5/2020, LOC: PNC Bank NA.	6,265,000	6,265,000

		8,415,000

Massachusetts 2.5%

Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.24% *, 5/5/2020, LIQ: Citibank NA	2,300,000	2,300,000

Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 0.52% **, 11/1/2034	3,800,000	3,800,000

		6,100,000

Michigan 1.2%

Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.23% *, 5/5/2020, LOC: Bank of NY Mellon	430,000	430,000

Michigan, Municipal Bond Authority Revenue, Series 2010, Prerefunded 10/01/20 @ 100, 5.0%, 10/1/2027	2,000,000	2,035,143

Michigan, State Finance Authority Revenue, Hospital Project., Ascension Senior Credit Group, Series E-3, 0.21% *, 5/5/2020	400,000	400,000

		2,865,143

Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.25% *, 5/5/2020, GTY: Chevron Corp.	50,000	50,000

Missouri 1.8%

Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.25% *, 5/5/2020, LIQ: Citibank NA	2,660,000	2,660,000

The accompanying notes are an integral part of the financial statements.

24	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.21% *, 5/5/2020, LOC: U.S. Bank NA	100,000	100,000

St. Louis County, MO, Industrial Development Authority, Educational Whitefield School, Inc., Series B, 0.25% *, 5/5/2020, LOC: U.S. Bank NA	1,110,000	1,110,000

Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.4% *, 5/5/2020, LOC: Bank of America NA	420,000	420,000

		4,290,000

Nebraska 1.0%

Nebraska, State Investment Finance Authority, Multi Family Revenue, Irvington Heights, Series A, AMT, 0.3% *, 5/5/2020, LOC: Citibank NA	2,000,000	2,000,000

Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.26% *, 5/5/2020	300,000	300,000

		2,300,000

Nevada 2.2%

Clark County, NV, Airport Revenue:

Series D-2B, 0.25% *, 5/5/2020, LOC: Royal Bank of Canada	370,000	370,000

Series D-2A, 0.2% *, 5/5/2020, LOC: Wells Fargo Bank NA	375,000	375,000

Clark County, NV, Airport Systems Revenue:

Series D-1, 0.23% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	1,000,000	1,000,000

Series D-3, 0.23% *, 5/5/2020, LOC: Bank of America NA	800,000	800,000

Nevada, State Housing Division, Single Family Mortgage Revenue, Series C, 1.2%, Mandatory Put 12/31/2020 @ 100, 10/1/2051	2,500,000	2,500,000

Reno, NV, Hospital Revenue, Reknown Regular Medical Center Project, Series A, 0.2% *, 5/5/2020, LOC: Wells Fargo Bank NA	240,000	240,000

		5,285,000

New Jersey 1.0%
New Jersey, State Economic Development Authority, Jewish Community Center Project, 0.27% *, 5/5/2020, LOC: Bank of America NA	2,395,000	2,395,000

New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.25% *, 5/5/2020, LOC: Freddie Mac	1,050,000	1,050,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	25

	Principal Amount ($)	Value ($)
New York 3.8%

New York, State Dormitory Authority Revenue, Non State Supported Debt High Land Community Development Corp., Series B, 0.28% *, 5/5/2020, LOC: HSBC Bank U.S.A. NA	110,000	110,000

New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jamaica First Parking LLC Project, 0.24% *, 5/5/2020, LOC: TD Bank NA	200,000	200,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB, 0.32% *, 5/5/2020, SPA: Industrial and Commercial Bank of China	2,545,000	2,545,000

New York City, NY, Transitional Finance Authority Revenue, Series 1-A, 0.21% *, 5/5/2020, LIQ: Landesbank Hessen-Thuringen	350,000	350,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-7, 0.2% *, 5/5/2020, SPA: State Street Bank & Trust Co.	1,450,000	1,450,000

New York, NY, General Obligation:

Series B-3, 0.52% *, 6/1/2020	3,410,000	3,410,000

Series E, 5.0%, 8/1/2020	1,000,000	1,010,275

		9,075,275

North Carolina 0.1%

New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 0.24% *, 5/5/2020, LOC: PNC Bank NA	270,000	270,000

North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.27% *, 5/5/2020, LOC: Branch Banking & Trust	15,000	15,000

		285,000

Ohio 6.8%

Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.31% *, 5/7/2020, LOC: Northern Trust Company	8,900,000	8,900,000

Franklin County, OH, Trinity Health Credit Group, 1.05% **, Mandatory Put 8/3/2020 @ 100, 12/1/2046	5,000,000	5,000,000

Hamilton County, OH, Economic Development Revenue, St Xavier High School Project, 0.2% *, 5/5/2020, LOC: PNC Bank NA	1,585,000	1,585,000

Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.24% *, 5/5/2020, LOC: BMO Harris Bank NA	1,000,000	1,000,000

		16,485,000

The accompanying notes are an integral part of the financial statements.

26	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Oklahoma 1.6%
Oklahoma, Tender Option Bond Trust Floaters, Series 2018-XM0708, 144A, AMT, 0.4% *, 5/5/2020, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000

Pennsylvania 2.0%

Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.23% *, 5/5/2020, LOC: PNC Bank NA	700,000	700,000

Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.25% *, 5/5/2020, LOC: PNC Bank NA	600,000	600,000

Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.25% *, 5/5/2020, LOC: PNC Bank NA	225,000	225,000

Pennsylvania, Tender Option Bond Trust, Series 2019-ZF2779, 144A, 0.25% *, 5/5/2020, LIQ: Barclays Bank PLC	1,500,000	1,500,000

Philadelphia, PA, General Obligation, Series B, 0.2% *, 5/5/2020, LOC: Barclays Bank PLC	1,915,000	1,915,000

		4,940,000

Rhode Island 0.5%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.26% *, 5/5/2020, LOC: TD Bank NA	1,325,000	1,325,000

South Dakota 1.2%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.2% *, 5/5/2020, LOC: U.S. Bank NA	2,860,000	2,860,000

Tennessee 7.3%

Blount County, TN, Public Building Authority, Local Government Public Improvement:

Series E6A, 0.29% *, 5/5/2020, LOC: Branch Banking & Trust	3,960,000	3,960,000

Series E7A, 0.29% *, 5/5/2020, LOC: Branch Banking & Trust	2,380,000	2,380,000

Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.2% *, 5/5/2020, LOC: U.S. Bank NA	700,000	700,000

Memphis, TN, Health Educational & Housing Facility Board, Multi-Family Housing Revenue, Ashland Lakes II Apartments Project, Series A, AMT, 0.29% *, 5/5/2020, LOC: U.S. Bank NA	2,000,000	2,000,000

Sevier County, TN, Public Building Authority, Local Government Public Improvement Bonds, Series VVB1W, 0.29% *, 5/5/2020, LOC: Branch Banking & Trust	4,945,000	4,945,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	27

	Principal Amount ($)	Value ($)

Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, 0.19% *, 5/5/2020, LIQ: Fannie Mae, LOC: Fannie Mae	3,550,000	3,550,000

		17,535,000

Texas 11.7%

Harris County, TX, Hospital District Revenue, 0.25% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	565,000	565,000

Harris County, TX, Houston Port Authority, TECP, 1.3%, 5/7/2020	100,000	100,000

Harris County, TX, IAM Commercial Paper Notes, Series 2010-D, TECP, 1.15%, 5/7/2020	6,521,000	6,521,000

Houston, TX, Airport Systems Revenue, 0.26% *, 5/5/2020, LOC: Barclays Bank PLC	4,430,000	4,430,000

Houston, TX, Utility System Revenue, IAM Commercial Paper, Series 2020-B4, TECP, 1.24%, 5/19/2020	1,000,000	1,000,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group:

Series C-2, 0.23% *, 5/5/2020, LOC: Bank of NY Mellon	1,030,000	1,030,000

Series C-4, 0.26% *, 5/5/2020, LOC: Bank of Montreal	100,000	100,000

Texas, State Transportation Revenue, 4.0%, 8/27/2020	400,000	403,538

Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.25% *, 5/5/2020, LIQ: Citibank NA	3,100,000	3,100,000

University of Texas, Permanent University Funding, TECP, 1.09%, 6/4/2020	11,000,000	11,000,000

		28,249,538

Virginia 0.3%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.4% *, 5/5/2020, LOC: Northern Trust Company	825,000	825,000

Wisconsin 0.2%

Byron, WI, Industrial Development Revenue, Ocean Spray, Inc., Project, 0.23% *, 5/5/2020, LOC: Bank of America NA	300,000	300,000

Wisconsin, University Hospitals & Clinics Authority, Series B, 0.21% *, 5/5/2020, LOC: U.S. Bank NA	275,000	275,000

		575,000

Other 3.2%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series M027, 144A, 0.24% *, 5/5/2020, LIQ: Freddie Mac	2,775,000	2,775,000

“A”, Series M031, 144A, 0.25% *, 5/5/2020, LIQ: Freddie Mac	2,900,000	2,900,000

The accompanying notes are an integral part of the financial statements.

28	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

“A”, Series M-055, 1-month USD LIBOR + 0.210%, 0.43% **, 6/15/2035	2,015,000	2,015,000

		7,690,000
Total Municipal Investments (Cost $227,586,698)		227,586,698

Preferred Shares of Closed-End Investment Companies 9.2%
California

California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.95% *, 5/5/2020	1,500,000	1,500,000

California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 0.37% *, 5/5/2020, LIQ: Citibank NA	1,400,000	1,400,000

California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.34% *, 5/5/2020, LIQ: Societe Generate	9,500,000	9,500,000

California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.43% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $22,400,000)		22,400,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $249,986,698)	103.4	249,986,698
Other Assets and Liabilities, Net	(3.4)	(8,316,715)

Net Assets	100.0	241,669,983

*

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2020. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	29

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$227,586,698	$—	$227,586,698
Preferred Shares of Closed-End Investment Companies	—	22,400,000	—	22,400,000
Total	$—	$249,986,698	$—	$249,986,698

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

30	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities

as of April 30, 2020

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$249,986,698
Cash	1,329,235
Receivable for investments sold	305,000
Receivable for Fund shares sold	82,482
Interest receivable	474,495
Other assets	51,588
Total assets	252,229,498

Liabilities
Payable for investments purchased	10,361,221
Payable for Fund shares redeemed	24,790
Distributions payable	23,305
Accrued Trustees’ fees	3,553
Other accrued expenses and payables	146,646
Total liabilities	10,559,515
Net assets, at value	$241,669,983

Net Assets Consist of
Distributable earnings (loss)	(28,504)
Paid-in capital	241,698,487
Net assets, at value	$241,669,983

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	31

Statement of Assets and Liabilities as of April 30, 2020 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($34,636,564 ÷ 34,609,639 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($116,872,025 ÷ 116,781,227 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($48,737,251 ÷ 48,699,362 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($2,698,249 ÷ 2,696,151 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($31,752,662 ÷ 31,727,964 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($6,973,232 ÷ 6,967,809 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

32	|	Cash Account Trust — Service Shares

Statement of Operations

for the year ended April 30, 2020

Investment Income	DWS Tax-Exempt Portfolio

Income:
Interest	$4,042,801
Expenses:

Management fee	224,068
Administration fee	275,397
Services to shareholders	161,489
Distribution and service fees	164,717
Custodian fee	11,394
Professional fees	57,969
Reports to shareholders	98,624
Registration fees	102,460
Trustees’ fees and expenses	13,486
Other	61,537
Total expenses before expense reductions	1,171,141
Expense reductions	(357,939)
Total expenses after expense reductions	813,202
Net investment income	3,229,599
Net realized gain (loss) from investments	10,295
Net increase (decrease) in net assets resulting from operations	$3,239,894

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	33

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2020	2019

Operations:

Net investment income	$3,229,599	$3,679,217
Net realized gain (loss)	10,295	16,792
Net increase in net assets resulting from operations	3,239,894	3,696,009
Distributions to shareholders:

DWS Tax-Exempt Cash Premier Shares	(624,839)	(554,487)
DWS Tax-Exempt Money Fund	(1,488,005)	(1,689,303)
DWS Tax-Free Money Fund Class S	(559,792)	(640,705)
Service Shares	(54,983)	(115,693)
Tax-Exempt Cash Managed Shares	(447,762)	(607,973)
Tax-Free Investment Class	(54,218)	(58,355)
Total distributions	(3,229,599)	(3,666,516)
Fund share transactions:

Proceeds from shares sold	242,684,916	459,762,725
Reinvestment of distributions	2,627,334	2,971,761
Payments for shares redeemed	(295,201,755)	(485,955,370)
Net increase (decrease) in net assets from Fund share transactions	(49,889,505)	(23,220,884)
Increase (decrease) in net assets	(49,879,210)	(23,191,391)
Net assets at beginning of period	291,549,193	314,740,584

Net assets at end of period	$241,669,983	$291,549,193

The accompanying notes are an integral part of the financial statements.

34	|	Cash Account Trust — Service Shares

Financial Highlights

DWS Tax-Exempt Portfolio

Service Shares

	Years Ended April 30,
	2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.005	.005	.001	.001		.000	*
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000	)*	.000	*
Total from investment operations	.005	.005	.001	.001		.000	*
Less distributions from:
Net investment income	(.005)	(.005)	(.001)	(.001)		(.000	)*
Net realized gains	—	—	—	(.000	)*	(.000	)*
Total distributions	(.005)	(.005)	(.001)	(.001)		(.000	)*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return (%)[a]	.45	.50	.07	.10		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	14	42	40		49
Ratio of expenses before expense reductions (%)	1.17	1.18	1.15	1.11		1.07
Ratio of expenses after expense reductions (%)	1.03	1.05	1.00	.64		.14
Ratio of net investment income (%)	.40	.43	.07	.02		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	35

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio (each a “Fund” and together, the “Funds”). These financial statements report on DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.

DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. DWS Tax-Exempt Portfolio may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

36	|	Cash Account Trust — Service Shares

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds’ claims on the collateral may be subject to legal proceedings.

As of April 30, 2020, DWS Government & Agency Securities Portfolio held repurchase agreements with a gross value of $909,200,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following DWS Government & Agency Securities Portfolio’s Investment Portfolio.

Cash Account Trust — Service Shares	|	37

Federal Income Taxes. Each of the Funds’ policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2020, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $94,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

At April 30, 2020, DWS Tax-Exempt Portfolio had a net tax basis capital loss carryforward of approximately $5,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2020 and have determined that no provision for income tax and/or uncertain tax positions is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Funds.

At April 30, 2020, the Funds’ components of distributable earnings (accumulated losses) on a tax basis are as follows:

DWS Government & Agency Securities Portfolio:

Undistributed ordinary income*	$571,764
Capital loss carryforwards	$(94,000)
DWS Tax-Exempt Portfolio:

Capital loss carryforwards	$(5,000)

At April 30, 2020, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,958,008,642.

At April 30, 2020, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $249,986,698.

38	|	Cash Account Trust — Service Shares

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

	Years Ended April 30,
Portfolio	2020	2019
DWS Government & Agency Securities Portfolio:
Distributions from ordinary income*	$46,198,433	$67,942,948
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$3,229,599	$3,666,516

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds’ that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The monthly management fee for the Funds is computed based on the combined average daily net assets of the two funds of the Trust and allocated to DWS Government & Agency Securities Portfolio and DWS

Cash Account Trust — Service Shares	|	39

Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2020, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

Accordingly, for the year ended April 30, 2020, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

The Advisor has agreed to contractually reduce its management fee for the DWS Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the DWS Government & Agency Securities Portfolio’s average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Service Shares of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

40	|	Cash Account Trust — Service Shares

For the year ended April 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

DWS Government & Agency Securities Portfolio:
DWS Government & Agency Money Fund	$157,465
DWS Government Cash Institutional Shares	1,780,543
Government Cash Managed Shares	192,533
Service Shares	29,987
$2,160,528

DWS Tax-Exempt Portfolio:
DWS Tax-Exempt Cash Premier Shares	$62,304
DWS Tax-Exempt Money Fund	152,696
DWS Tax-Free Money Fund Class S	60,068
Service Shares	19,359
Tax-Exempt Cash Managed Shares	55,046
Tax-Free Investment Class	8,466
$357,939

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, each of these two Funds paid the Advisor an annual fee (“Administration Fee”) of 0.10% of each of these two Funds’ average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual Administration Fee of 0.097% of each of these two Funds’ average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2020, the Administration Fee from DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio was as follows:

Fund	Administration Fee	Unpaid at April 30, 2020
DWS Government & Agency Securities Portfolio	$2,787,277	$244,710
DWS Tax-Exempt Portfolio	$275,397	$18,942

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

Cash Account Trust — Service Shares	|	41

fee it receives from the Funds. For the year ended April 30, 2020, the amounts charged to the Funds by DSC were as follows:

DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at April 30, 2020
DWS Government & Agency Money Fund	$59,282	$9,812
DWS Government Cash Institutional Shares	312,585	49,611
Government Cash Managed Shares	147,020	26,550
Service Shares	47,647	7,458
	$566,534	$93,431

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2020
DWS Tax-Exempt Cash Premier Shares	$4,018	$631
DWS Tax-Exempt Money Fund	32,928	5,409
DWS Tax-Free Money Fund Class S	27,214	4,470
Service Shares	34,892	1,293
Tax-Exempt Cash Managed Shares	19,496	3,251
Tax-Free Investment Class	5,416	1,078
	$123,964	$16,132

In addition, for the year ended April 30, 2020, the amounts charged to each Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping
DWS Government & Agency Securities Portfolio:	Total Aggregated
DWS Government & Agency Money Fund	$89,322

DWS Tax-Exempt Portfolio:	Total Aggregated
DWS Tax-Exempt Money Fund	$5,646
DWS Tax-Free Money Fund Class S	2,832
$8,478

42	|	Cash Account Trust — Service Shares

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2020, the Distribution Fee was as follows:

DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Service Shares	$114,226	$11,879	.60%	.60%

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Service Shares	$83,045	$1,648	.60%	.60%
Tax-Free Investment Class	15,648	1,017	.25%	.25%
	$98,693	$2,665

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2020, the Service Fee was as follows:

DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Government Cash Managed Shares	$328,556	$21,245	.15%	.15%

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$61,643	$4,062	.15%	.15%
Tax-Free Investment Class	4,381	285	.07%	.07%
	$66,024	$4,347

Typesetting and Filing Service Fees. Under an agreement with the Funds, DIMA is compensated for providing certain pre-press and regulatory filing services to the Funds. For the year ended April 30, 2020, the amounts charged to the Funds by DIMA included in the Statement of Operations under “Reports to shareholders” were as follows:

Fund	Total Aggregated	Unpaid at April 30, 2020
DWS Government & Agency Securities Portfolio	$26,576	$13,482
DWS Tax-Exempt Portfolio	$54,642	$25,851

Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Cash Account Trust — Service Shares	|	43

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2020, the DWS Tax-Exempt Portfolio engaged in securities purchases of $267,395,000 and securities sales of $511,467,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Funds and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at April 30, 2020.

D. Fund Share Transactions

The following tables summarize share and dollar activity in the Funds:

DWS Government & Agency Securities Portfolio

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Government & Agency Money Fund	345,149,848	$345,149,848	306,947,300	$306,947,300
DWS Government Cash Institutional Shares	58,349,981,410	58,349,981,410	91,279,295,482	91,279,295,482
Government Cash Managed Shares	1,174,326,892	1,174,326,892	965,718,437	965,718,437
Service Shares	85,935,603	85,935,603	128,077,453	128,077,453
Account Maintenance Fees	—	31,225	—	—
		$59,955,424,978		$92,680,038,672

44	|	Cash Account Trust — Service Shares

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	3,888,884	$3,888,884	3,331,892	$3,331,892
DWS Government Cash Institutional Shares	8,006,884	8,006,884	10,340,704	10,340,704
Government Cash Managed Shares	1,000,973	1,000,973	1,138,641	1,138,641
Service Shares	176,801	176,801	251,248	251,248
		$13,073,542		$15,062,485

Shares redeemed
DWS Government & Agency Money Fund	(321,151,663)	$(321,151,663)	(228,757,444)	$(228,757,444)
DWS Government Cash Institutional Shares	(58,128,690,998)	(58,128,690,998)	(93,306,190,114)	(93,306,190,114)
Government Cash Managed Shares	(1,211,974,660)	(1,211,974,660)	(980,618,887)	(980,618,887)
Service Shares	(75,053,469)	(75,053,469)	(158,060,228)	(158,060,228)
		$(59,736,870,790)		$(94,673,626,673)

Net increase (decrease)
DWS Government & Agency Money Fund	27,887,069	$27,887,069	81,521,748	$81,521,748
DWS Government Cash Institutional Shares	229,297,296	229,297,296	(2,016,553,928)	(2,016,553,928)
Government Cash Managed Shares	(36,646,795)	(36,646,795)	(13,761,809)	(13,761,809)
Service Shares	11,058,935	11,058,935	(29,731,527)	(29,731,527)
Account Maintenance Fees	—	31,225	—	—
		$231,627,730		$(1,978,525,516)

Cash Account Trust — Service Shares	|	45

DWS Tax-Exempt Portfolio

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	41,862,423	$41,862,423	62,299,935	$62,299,935
DWS Tax-Exempt Money Fund	25,715,447	25,715,447	34,172,341	34,172,341
DWS Tax-Free Money Fund Class S	11,739,197	11,739,197	11,153,741	11,153,741
Service Shares	33,023,031	33,023,031	53,988,330	53,988,330
Tax-Exempt Cash Managed Shares	118,617,749	118,617,749	286,624,984	286,624,984
Tax-Free Investment Class	11,693,258	11,693,258	11,523,394	11,523,394
Account Maintenance Fees	—	33,811	—	—
		$242,684,916		$459,762,725

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	530,544	$530,544	537,230	$537,230
DWS Tax-Exempt Money Fund	1,463,011	1,463,011	1,659,886	1,659,886
DWS Tax-Free Money Fund Class S	527,080	527,080	607,214	607,214
Service Shares	52,042	52,042	108,406	108,406
Tax-Exempt Cash Managed Shares	1,388	1,388	1,638	1,638
Tax-Free Investment Class	53,269	53,269	57,387	57,387
		$2,627,334		$2,971,761

46	|	Cash Account Trust — Service Shares

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(57,237,476)	$(57,237,476)	(54,454,045)	$(54,454,045)
DWS Tax-Exempt Money Fund	(34,688,889)	(34,688,889)	(47,917,455)	(47,917,455)
DWS Tax-Free Money Fund Class S	(15,200,338)	(15,200,338)	(11,058,223)	(11,058,223)
Service Shares	(44,213,765)	(44,213,765)	(82,572,012)	(82,572,012)
Tax-Exempt Cash Managed Shares	(132,627,792)	(132,627,792)	(279,241,365)	(279,241,365)
Tax-Free Investment Class	(11,233,495)	(11,233,495)	(10,712,270)	(10,712,270)
		$(295,201,755)		$(485,955,370)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(14,844,509)	$(14,844,509)	8,383,120	$8,383,120
DWS Tax-Exempt Money Fund	(7,510,431)	(7,510,431)	(12,085,228)	(12,085,228)
DWS Tax-Free Money Fund Class S	(2,934,061)	(2,934,061)	702,732	702,732
Service Shares	(11,138,692)	(11,138,692)	(28,475,276)	(28,475,276)
Tax-Exempt Cash Managed Shares	(14,008,655)	(14,008,655)	7,385,257	7,385,257
Tax-Free Investment Class	513,032	513,032	868,511	868,511
Account Maintenance Fees	—	33,811	—	—
		$(49,889,505)		$(23,220,884)

E. Ownership of the Fund

From time to time, a Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2019, 42% of the outstanding shares of DWS Government & Agency Securities Portfolio was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.

Cash Account Trust — Service Shares	|	47

F. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

G. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

H. Subsequent Event

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

48	|	Cash Account Trust — Service Shares

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

Cash Account Trust — Service Shares	|	49

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Cash Account Trust (the “Trust”) (comprising DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio (collectively referred to as the “Funds”)), including the investment portfolios, as of April 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Cash Account Trust at April 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial

50	|	Cash Account Trust — Service Shares

reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 26, 2020

Cash Account Trust — Service Shares	|	51

Information About Each Fund’s Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2019 to April 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Portfolio Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

52	|	Cash Account Trust — Service Shares

Service Shares

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2020 (Unaudited)

Actual Fund Return	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Beginning Account Value 11/1/19	$1,000.00	$1,000.00
Ending Account Value 4/30/20	$1,002.40	$1,002.20
Expenses Paid per $1,000*	$3.93	$5.08

Hypothetical 5% Fund Return
Beginning Account Value 11/1/19	$1,000.00	$1,000.00
Ending Account Value 4/30/20	$1,020.93	$1,019.79
Expenses Paid per $1,000*	$3.97	$5.12

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Service Shares	.79%	1.02%

For more information, please refer to each Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

For the DWS Government & Agency Securities Portfolio, a total of 47% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

For the DWS Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2019, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. if you have specific questions about your account, please call (800) 728-3337.

Cash Account Trust — Service Shares	|	53

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

54	|	Cash Account Trust — Service Shares

Advisory Agreement Board Considerations and Fee Evaluation

DWS Government & Agency Securities Portfolio

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term

Cash Account Trust — Service Shares	|	55

relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2018, the Fund’s gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios,

56	|	Cash Account Trust — Service Shares

and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). Based on Broadridge data provided as of December 31, 2018, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median (2nd quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares, Government Cash Managed Shares and DWS Government & Agency Money Fund shares and higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available

Cash Account Trust — Service Shares	|	57

information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

58	|	Cash Account Trust — Service Shares

DWS Tax-Exempt Portfolio

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide

Cash Account Trust — Service Shares	|	59

range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2018, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 3rd quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least

60	|	Cash Account Trust — Service Shares

favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). Based on Broadridge data provided as of December 31, 2018, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares, DWS Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, DWS Tax-Exempt Money Fund shares and DWS Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

Cash Account Trust — Service Shares	|	61

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

62	|	Cash Account Trust — Service Shares

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.

The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.

Independent Board Members
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: ICI Mutual Insurance Company; Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	74	—

Cash Account Trust — Service Shares	|	63

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	74	Portland General Electric[2] (utility company) (2003– present)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	74	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	74	Director, Aberdeen Japan Fund (since 2007)

64	|	Cash Account Trust — Service Shares

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	74	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	74	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	74	—

Cash Account Trust — Service Shares	|	65

Officers[4]
Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche Funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020)
John Millette[7] (1962) Vice President and Secretary, 1999–present

Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); Assistant Secretary, DBX ETF Trust (2019–2020); Assistant Secretary (July 14, 2006–December 31, 2010) and Secretary (January 31, 2006–July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.

Ciara Crawford[8] (1984) Assistant Secretary, (2019–present)	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[7] (1966) Chief Financial Officer and Treasurer, 2018–present	Director,[3] DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[7] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[7] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)

66	|	Cash Account Trust — Service Shares

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] DWS; AML Officer, DWS Trust Company; AML Officer, DBX ETF Trust (2014–present); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2014–present)

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 875 Third Avenue, New York, NY 10022.

[7]	Address: One International Place, Boston, MA 02110.

[8]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Cash Account Trust — Service Shares	|	67

CATS-2

(R-027582-9 6/20)

April 30, 2020

Annual Report

to Shareholders

DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Management Review
8	Portfolio Summary
9	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements

28	Report of Independent Registered Public Accounting Firm
30	Information About Your Fund’s Expenses
31	Tax Information
32	Other Information
33	Advisory Agreement Board Considerations and Fee Evaluation
37	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Government & Agency Money Fund

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2020, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (the Fed) statements and actions, investor sentiment regarding U.S./China trade tensions and eventually, government and central bank responses to the coronavirus pandemic. In June 2019, a breakdown in the trade negotiations between the United States and China and signs of a slight U.S. economic slowdown disrupted financial markets and sent interest rates significantly lower. Driven by economic uncertainty resulting from the ongoing trade war, the Federal Open Market Committee (FOMC) reduced short-term rates to 2.0%–2.25% at its July 2019 meeting. The FOMC subsequently reduced rates two more times last year. By the fourth quarter of 2019 through early this year, many nagging concerns for financial market participants such as U.S./China trade tensions, Britain’s plans to exit the European Union and global economic weakness had receded, and equity and fixed-income markets were robust.

In January, the first news of the coronavirus outbreak in China reached the rest of the world, and by February and March, the virus had already spread dramatically in some parts of Europe and the United States. As worries about the outbreak grew, the U.S. financial system endured severe shocks as state and local governments imposed ever-increasing restrictions on public gatherings and shutdowns of significant portions of the U.S. economy, and the country instantly saw massive job losses and a sharp reduction in economic activity. In response, equity markets were subject to severe volatility, with all financial asset classes significantly impacted by the sudden onset of the crisis. Money markets were not exempt from the volatility as typical transaction flows and liquidity were impaired.

In response, the Fed almost immediately enacted a series of measures to gradually restore liquidity to the money markets and boost confidence in

DWS Government & Agency Money Fund	|	3

financial markets overall. The Fed cut short-term rates by 1.5 percentage points, re-initiated quantitative easing through significant purchases of Treasury, agency, mortgage and high yield securities, restarted liquidity facilities that had been effective in boosting market liquidity during the 2008 financial crisis, and added new facilities. On the fiscal side, Congress and the administration enacted a $2.3 trillion aid package that included direct payments to individuals, enhanced unemployment benefits and loans to small businesses. These actions helped to stabilize equity markets to some degree and boosted investor confidence overall. Liquidity within the money markets, which all but disappeared in early March, was restored to a tremendous degree in April due to the above-mentioned monetary and fiscal measures. As a result, by the end of the period money markets had largely normalized. During early April, we saw significant declines in yields, with interest rate spreads between higher and lower rated credits trending rapidly toward pre-crisis levels, and LIBOR rates falling over 90 basis points.

Positive Contributors to Fund Performance

DWS Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

Within the DWS Government & Agency Securities Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during its annual period ended April 30, 2020. For much of the period, the Fund held a large percentage of portfolio assets in agency and Treasury floating-rate securities to take advantage of any rises in LIBOR and Treasury bill rates. At the same time, the Fund invested in overnight agency and Treasury repurchase agreements (repo) for liquidity, and looked for yield opportunities from three- to six-month agency and Treasury securities. Following the onset of the COVID-19 crisis, the Fund received significant new inflows and took a more defensive posture, keeping most of the new assets in overnight repo and other short-term instruments. As liquidity within the money markets normalized, we viewed the increased issuance coming into the Treasury market as an opportunity to pick up additional yield as downward pressure on rates was relieved. Therefore, we de-emphasized fixed-rate issues and purchased additional floating-rate securities for the portfolio to take advantage of expected higher short-term government yields.

4	|	DWS Government & Agency Money Fund

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be what we believed to be more cautious during a time of market uncertainty. In the end this may have cost the Funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

The U.S. economy remains in a very difficult position, with GDP falling dramatically during the second quarter of 2020. With extremely large amounts of stimulus flowing from government sources, we foresee a continued huge volume of U.S. Treasury issuance, much of it in Treasury bills. Outstanding Treasury bill volume has already increased by $2.6 trillion at the beginning of 2020 to $4 trillion as of April 30, with expectations that this will increase to at least $5 trillion at quarter end and as much as $6 trillion by year end 2020. This massive increase in Treasury bill issuance has been somewhat offset by very strong investor demand for government money market funds. In spite of the slump in U.S. GDP, heavy Treasury bill issuance tends to dampen the possibility of negative U.S. short-term Treasury rates in the near future. In addition, Fed Chair Powell has stated that he does not favor negative U.S. short-term rates as a monetary tool. We believe that short-term government money market rates could move somewhat higher in the near term as new supply continues to come into the market, and relieves some of the demand-related downward pressure on yields that arose in March.

In addition, we are monitoring the gradual reopening of the U.S. economy across various states. Should the reopening proceed in phases in an orderly fashion, that also could also help to relieve some of the downward pressure on yields.

In this environment, we will continue to look for opportunities to boost the Fund’s yield by purchasing additional floating-rate instruments to take advantage of higher yield levels. At the same time, we understand that the situation for short-term money markets and financial markets overall is fluid, and will maintain a cautious approach.

We continue our insistence on what we believe to be the highest credit quality within the Funds. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current

DWS Government & Agency Money Fund	|	5

market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Funds and to seek competitive yield for our shareholders.

Fund Performance (as of April 30, 2020)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
DWS Government & Agency Money Fund	0.10%*

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The 7-Day Current Yield would have been 0.03%, had certain expenses not been reduced.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

6	|	DWS Government & Agency Money Fund

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed- income securities, there is no guaranteed return of principal in case of default. Floating- rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

LIBOR, or the London Interbank Offered Rate, is a widely used benchmark for short-term taxable interest rates.

Quantitative easing (QE) is a type of monetary policy used by central banks to stimulate the economy. Central banks implement quantitative easing by purchasing financial assets from commercial banks and other financial institutions, thus raising the prices of those financial instruments and lowering their yields, while simultaneously increasing the money supply of a country or region.

A repurchase agreement, or “overnight repo,” is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place” for large sums of money.

DWS Government & Agency Money Fund	|	7

Portfolio Summary	(Unaudited)

DWS Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/20	4/30/19
Government & Agency Obligations	69%	57%
Repurchase Agreements	31%	43%
	100%	100%

Weighted Average Maturity	4/30/20	4/30/19
Cash Account Trust — DWS Government & Agency
Securities Portfolio	19 days	21 days
iMoneyNet Money Fund Average™ — Gov’t & Agency
Retail*	35 days	29 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Retail — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 9–12. A quarterly Fact Sheet is available on dws.com or upon request.

8	|	DWS Government & Agency Money Fund

Investment Portfolio	as of April 30, 2020

	Principal Amount ($)	Value ($)
Government & Agency Obligations 69.0%
U.S. Government Sponsored Agencies 52.4%

Federal Farm Credit Bank:

3-month U.S. Treasury Bill Money Market Yield plus 0.110%, 0.23% **, 12/28/2020	25,000,000	25,008,347

0.35%, 5/7/2021	22,000,000	21,987,788

1-month LIBOR minus 0.025%, 0.413% **, 5/29/2020	12,500,000	12,499,952

1-month LIBOR minus 0.035%, 0.683% **, 8/20/2020	48,500,000	48,500,000

1-month LIBOR plus 0.010%, 0.728% **, 8/19/2020	7,500,000	7,500,245

1-month LIBOR minus 0.055%, 0.961% **, 2/3/2021	23,500,000	23,498,267

1.61%, 1/15/2021	10,000,000	10,000,000

Federal Home Loan Bank:

SOFR plus 0.020%, 0.03% **, 5/14/2020	10,000,000	10,000,000

SOFR plus 0.030%, 0.04% **, 7/17/2020	9,000,000	9,000,000

SOFR plus 0.030%, 0.04% **, 9/4/2020	48,000,000	48,000,000

SOFR plus 0.035%, 0.045% **, 5/8/2020	30,000,000	30,000,000

SOFR plus 0.045%, 0.055% **, 8/14/2020	20,000,000	20,000,000

SOFR plus 0.050%, 0.06% **, 1/28/2021	20,000,000	20,000,000

SOFR plus 0.065%, 0.075% **, 2/26/2021	25,000,000	25,000,000

SOFR plus 0.100%, 0.11% **, 10/6/2020	20,000,000	20,000,000

SOFR plus 0.100%, 0.11% **, 10/8/2020	30,000,000	30,000,000

SOFR plus 0.105%, 0.115% **, 10/1/2020	20,000,000	20,000,000

0.122%*, 7/22/2020	16,000,000	15,995,627

SOFR plus 0.120%, 0.13% **, 2/28/2022	21,000,000	21,000,000

0.136%*, 7/6/2020	30,000,000	29,992,630

0.142%*, 8/3/2020	12,500,000	12,495,431

0.142%*, 10/30/2020	15,500,000	15,489,029

0.15%*, 10/28/2020	25,000,000	24,981,500

0.203%*, 10/13/2020	25,500,000	25,476,625

0.295%*, 9/25/2020	12,500,000	12,485,198

1-month LIBOR minus 0.050%, 0.437% **, 1/27/2021	18,500,000	18,500,000

0.529%*, 8/13/2020	18,000,000	17,972,960

3-month LIBOR minus 0.175%, 0.712% **, 10/28/2020	35,000,000	35,000,000

3-month LIBOR minus 0.185%, 0.806% **, 10/26/2020	20,000,000	20,000,000

1-month LIBOR minus 0.020%, 0.809% **, 5/12/2020	24,250,000	24,250,000

3-month LIBOR minus 0.205%, 0.971% **, 10/16/2020	20,000,000	20,000,000

1-month LIBOR minus 0.010%, 0.975% **, 9/1/2020	20,000,000	20,000,000

1-month LIBOR minus 0.010%, 1.006% **, 5/3/2021	15,250,000	15,248,425

1.596%*, 7/6/2020	12,500,000	12,464,021

3-month LIBOR minus 0.155%, 1.608% **, 1/29/2021	35,000,000	35,000,000

1.626%*, 5/29/2020	30,000,000	29,962,690

1.627%*, 6/3/2020	65,000,000	64,904,667

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	9

	Principal Amount ($)	Value ($)

Federal Home Loan Mortgage Corp.:

SOFR plus 0.005%, 0.015% **, 5/13/2020	24,000,000	24,000,000

SOFR plus 0.010%, 0.02% **, 7/22/2020	12,500,000	12,500,000

SOFR plus 0.010%, 0.02% **, 8/5/2020	10,000,000	10,000,000

SOFR plus 0.010%, 0.02% **, 8/25/2020	65,000,000	65,000,000

SOFR plus 0.020%, 0.03% **, 6/5/2020	50,000,000	50,000,000

SOFR plus 0.020%, 0.03% **, 7/8/2020	50,000,000	50,000,000

SOFR plus 0.030%, 0.04% **, 5/8/2020	20,000,000	20,000,000

SOFR plus 0.030%, 0.04% **, 6/2/2020	25,000,000	25,000,000

SOFR plus 0.030%, 0.04% **, 6/4/2020	50,000,000	50,000,000

SOFR plus 0.030%, 0.04% **, 8/21/2020	50,000,000	50,000,000

SOFR plus 0.030%, 0.04% **, 2/24/2021	50,000,000	50,000,000

SOFR plus 0.040%, 0.05% **, 9/10/2020	40,000,000	40,000,000

SOFR plus 0.040%, 0.05% **, 12/4/2020	17,000,000	17,000,000

SOFR plus 0.150%, 0.16% **, 3/4/2022	21,000,000	20,962,835

SOFR plus 0.400%, 0.41% **, 10/21/2021	9,200,000	9,200,000

0.691%, 7/17/2020	20,000,000	19,970,911

Federal National Mortgage Association:

SOFR plus 0.040%, 0.05% **, 1/29/2021	18,000,000	18,000,000

SOFR plus 0.050%, 0.06% **, 3/4/2021	50,000,000	50,000,000

SOFR plus 0.060%, 0.07% **, 7/30/2020	16,500,000	16,500,000

SOFR plus 0.075%, 0.085% **, 10/30/2020	22,000,000	22,000,000

SOFR plus 0.075%, 0.085% **, 6/4/2021	40,000,000	40,000,000

SOFR plus 0.300%, 0.31% **, 1/7/2022	18,500,000	18,500,000

SOFR plus 0.310%, 0.32% **, 10/25/2021	7,500,000	7,500,000

0.691%*, 7/15/2020	18,000,000	17,974,500

		1,556,321,648

U.S. Treasury Obligations 16.6%

U.S. Treasury Bills:

0.071%*, 5/5/2020	15,000,000	14,999,883

0.072%*, 5/5/2020	25,000,000	24,999,803

0.092%*, 5/26/2020	75,000,000	74,995,313

0.152%*, 9/8/2020	35,000,000	34,981,042

0.203%*, 7/21/2020	30,000,000	29,986,500

U.S. Treasury Floating Rate Notes:

3-month U.S. Treasury Bill Money Market Yield plus 0.043%, 0.168% **, 7/31/2020	100,000,000	99,993,562

3-month U.S. Treasury Bill Money Market Yield plus 0.045%, 0.17% **, 10/31/2020	185,000,000	185,009,632

3-month U.S. Treasury Bill Money Market Yield plus 0.115%, 0.24% **, 1/31/2021	27,500,000	27,521,259

		492,486,994

Total Government & Agency Obligations (Cost $2,048,808,642)		2,048,808,642

The accompanying notes are an integral part of the financial statements.

10	|	DWS Government & Agency Money Fund

	Principal Amount ($)	Value ($)

Repurchase Agreements 30.6%

Barclays Bank PLC, 0.02%, dated 4/30/2020, to be repurchased at $169,000,094 on 5/1/2020 (a)	169,000,000	169,000,000

BNP Paribas, 0.03%, dated 4/30/2020, to be repurchased at $263,300,219 on 5/1/2020 (b)	263,300,000	263,300,000

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, to be repurchased at $62,800,035 on 5/1/2020 (c)	62,800,000	62,800,000

Wells Fargo Bank, 0.04%, dated 4/30/2020, to be repurchased at $414,100,460 on 5/1/2020 (d)	414,100,000	414,100,000

Total Repurchase Agreements (Cost $909,200,000)		909,200,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,958,008,642)	99.6	2,958,008,642
Other Assets and Liabilities, Net	0.4	11,846,495

Net Assets	100.0	2,969,855,137

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2020.

(a)	Collateralized by $172,217,100 U.S. Treasury Note, 0.50%, maturing on 04/30/2027 with a value of $172,380,017.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
64,692,500	U.S. Treasury Bills	Zero Coupon	07/21/2020–12/31/2020	64,663,015
199,295,900	U.S. Treasury Notes	1.125–2.50	09/15/2020–02/28/2022	203,903,066
Total Collateral Value				268,566,081

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
38,020,600	U.S. Treasury Bonds	4.50–5.375	02/15/2031–05/15/2037	63,837,249
152,300	U.S. Treasury Inflation-Indexed Bonds	1.00–3.375	04/15/2032–02/15/2046	218,790
Total Collateral Value				64,056,039

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
17,715,238	Federal Home Loan Mortgage Corp.	3.50–5.00	11/01/2047–04/01/2049	19,314,752
368,158,622	Federal National Mortgage Association	3.00–7.00	07/01/2024–02/01/2049	403,067,248
Total Collateral Value				422,382,000

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	11

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$2,048,808,642	$—	$2,048,808,642
Repurchase Agreements	—	909,200,000	—	909,200,000
Total	$—	$2,958,008,642	$—	$2,958,008,642

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

12	|	DWS Government & Agency Money Fund

Statement of Assets and Liabilities

as of April 30, 2020

Assets	DWS Government & Agency Securities Portfolio
Investment in securities, valued at amortized cost	$2,048,808,642
Repurchased agreements, valued at amortized cost	909,200,000
Cash	11,426,330
Receivable for Fund shares sold	564,861
Interest receivable	802,977
Other assets	79,767
Total assets	2,970,882,577

Liabilities
Payable for Fund shares redeemed	61,288
Distributions payable	367,242
Accrued management fee	15,778
Accrued Trustees’ fees	30,976
Other accrued expenses and payables	552,156
Total liabilities	1,027,440
Net assets, at value	$2,969,855,137

Net Assets Consist of
Distributable earnings (loss)	110,891
Paid-in capital	2,969,744,246
Net assets, at value	$2,969,855,137

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	13

Statement of Assets and Liabilities as of April 30, 2020 (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($241,853,743 ÷ 241,859,816 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($2,563,175,175 ÷ 2,563,239,631 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($137,268,051 ÷ 137,271,503 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($27,558,168 ÷ 27,558,861 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

14	|	DWS Government & Agency Money Fund

Statement of Operations

for the year ended April 30, 2020

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$50,835,453
Expenses:

Management fee	2,268,647
Administration fee	2,787,277
Services to shareholders	688,355
Distribution and service fees	442,782
Custodian fee	34,287
Professional fees	84,248
Reports to shareholders	67,517
Registration fees	117,873
Trustees’ fees and expenses	111,446
Other	195,114
Total expenses before expense reductions	6,797,546
Expense reductions	(2,160,528)
Total expenses after expense reductions	4,637,018
Net investment income	46,198,435
Net realized gain (loss) from investments	(38,106)
Net increase (decrease) in net assets resulting from operations	$46,160,329

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	15

Statements of Changes in Net Assets

	DWS Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2020	2019

Operations:

Net investment income	$46,198,435	$67,942,263
Net realized gain (loss)	(38,106)	(53,787)
Net increase in net assets resulting from operations	46,160,329	67,888,476
Distributions to shareholders:

DWS Government & Agency Money Fund	(3,929,627)	(3,382,007)
DWS Government Cash Institutional Shares	(38,742,479)	(60,835,410)
Government Cash Managed Shares	(3,346,390)	(3,456,004)
Service Shares	(179,937)	(269,527)
Total distributions	(46,198,433)	(67,942,948)
Fund share transactions:

Proceeds from shares sold	59,955,424,978	92,680,038,672
Reinvestment of distributions	13,073,542	15,062,485
Payments for shares redeemed	(59,736,870,790)	(94,673,626,673)
Net increase (decrease) in net assets from Fund share transactions	231,627,730	(1,978,525,516)
Increase (decrease) in net assets	231,589,626	(1,978,579,988)
Net assets at beginning of period	2,738,265,511	4,716,845,499

Net assets at end of period	$2,969,855,137	$2,738,265,511

The accompanying notes are an integral part of the financial statements.

16	|	DWS Government & Agency Money Fund

Financial Highlights

DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

	Years Ended April 30,
	2020		2019		2018		2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.016		.020		.010		.003		.000	*
Net realized gain (loss)	(.000	)*	(.000	)*	.000	*	.000	*	(.000	)*
Total from investment operations	.016		.020		.010		.003		.000	*
Less distributions from:

Net investment income	(.016)		(.020)		(.010)		(.003)		(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	1.62		1.99		1.03		.31		.05

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	242		214		132		145		84
Ratio of expenses before expense reductions (%)	.26		.28		.30		.30		.28
Ratio of expenses after expense reductions (%)	.20		.21		.19		.19		.18
Ratio of net investment income (%)	1.59		2.01		1.01		.33		.05

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	17

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”).

DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government & Agency Money Fund, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

18	|	DWS Government & Agency Money Fund

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

As of April 30, 2020, the Fund held repurchase agreements with a gross value of $909,200,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2020, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $94,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

DWS Government & Agency Money Fund	|	19

The Fund has reviewed the tax positions for the open tax years as of April 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At April 30, 2020, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

DWS Government & Agency Securities Portfolio:
Undistributed ordinary income*	$571,764
Capital loss carryforwards	$(94,000)

At April 30, 2020, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,958,008,642.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
	2020	2019
DWS Government & Agency Securities Portfolio:
Distributions from ordinary income*	$46,198,433	$67,942,948

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

20	|	DWS Government & Agency Money Fund

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2020, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.

For the period from May 1, 2019 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund.

DWS Government & Agency Money Fund	|	21

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

For the year ended April 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

DWS Government & Agency Money Fund	$157,465
DWS Government Cash Institutional Shares	1,780,543
Government Cash Managed Shares	192,533
Service Shares	29,987
$2,160,528

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2020, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2020
DWS Government & Agency Securities Portfolio	$2,787,277	$244,710

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2020, the amounts charged to the Fund by DSC were as follows:

DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at April 30, 2020
DWS Government & Agency Money Fund	$59,282	$9,812
DWS Government Cash Institutional Shares	312,585	49,611
Government Cash Managed Shares	147,020	26,550
Service Shares	47,647	7,458
	$566,534	$93,431

22	|	DWS Government & Agency Money Fund

In addition, for the year ended April 30, 2020, the amount charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” was as follows:

Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$89,322

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2020, the Distribution Fee was as follows:

DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Service Shares	$114,226	$11,879	.60%	.60%

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2020, the Service Fee was as follows:

DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Government Cash Managed Shares	$328,556	$21,245	.15%	.15%

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2020
DWS Government & Agency Securities Portfolio	$26,576	$13,482

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks.

DWS Government & Agency Money Fund	|	23

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2020.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Government & Agency Securities Portfolio

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Government & Agency Money Fund	345,149,848	$345,149,848	306,947,300	$306,947,300
DWS Government Cash Institutional Shares	58,349,981,410	58,349,981,410	91,279,295,482	91,279,295,482
Government Cash Managed Shares	1,174,326,892	1,174,326,892	965,718,437	965,718,437
Service Shares	85,935,603	85,935,603	128,077,453	128,077,453
Account Maintenance Fees	—	31,225	—	—
		$59,955,424,978		$92,680,038,672

Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	3,888,884	$3,888,884	3,331,892	$3,331,892
DWS Government Cash Institutional Shares	8,006,884	8,006,884	10,340,704	10,340,704
Government Cash Managed Shares	1,000,973	1,000,973	1,138,641	1,138,641
Service Shares	176,801	176,801	251,248	251,248
		$13,073,542		$15,062,485

24	|	DWS Government & Agency Money Fund

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Government & Agency Money Fund	(321,151,663)	$(321,151,663)	(228,757,444)	$(228,757,444)
DWS Government Cash Institutional Shares	(58,128,690,998)	(58,128,690,998)	(93,306,190,114)	(93,306,190,114)
Government Cash Managed Shares	(1,211,974,660)	(1,211,974,660)	(980,618,887)	(980,618,887)
Service Shares	(75,053,469)	(75,053,469)	(158,060,228)	(158,060,228)
		$(59,736,870,790)		$(94,673,626,673)

Net increase (decrease)
DWS Government & Agency Money Fund	27,887,069	$27,887,069	81,521,748	$81,521,748
DWS Government Cash Institutional Shares	229,297,296	229,297,296	(2,016,553,928)	(2,016,553,928)
Government Cash Managed Shares	(36,646,795)	(36,646,795)	(13,761,809)	(13,761,809)
Service Shares	11,058,935	11,058,935	(29,731,527)	(29,731,527)
Account Maintenance Fees	—	31,225	—	—
		$231,627,730		$(1,978,525,516)

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2020, 42% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.

DWS Government & Agency Money Fund	|	25

F. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

G. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

H. Subsequent Event

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

26	|	DWS Government & Agency Money Fund

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

DWS Government & Agency Money Fund	|	27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and Shareholders of DWS Government & Agency Securities Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Government & Agency Securities Portfolio (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the investment portfolio, as of April 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are

28	|	DWS Government & Agency Money Fund

required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 26, 2020

DWS Government & Agency Money Fund	|	29

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2019 to April 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

30	|	DWS Government & Agency Money Fund

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2020 (Unaudited)

Actual Fund Return	DWS Government & Agency Money Fund
Beginning Account Value 11/1/19	$1,000.00
Ending Account Value 4/30/20	$1,005.70
Expenses Paid per $1,000*	$0.95

Hypothetical 5% Fund Return
Beginning Account Value 11/1/19	$1,000.00
Ending Account Value 4/30/20	$1,023.92
Expenses Paid per $1,000*	$0.96

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
DWS Government & Agency Money Fund	.19%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

A total of 47% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt form state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Government & Agency Money Fund	|	31

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

32	|	DWS Government & Agency Money Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

DWS Government & Agency Money Fund	|	33

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2018, the Fund’s gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios,

and comparative information provided by Broadridge Financial Solutions, Inc.

34	|	DWS Government & Agency Money Fund

(“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). Based on Broadridge data provided as of December 31, 2018, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median (2nd quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares, Government Cash Managed Shares and DWS Government & Agency Money Fund shares and higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

DWS Government & Agency Money Fund	|	35

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

36	|	DWS Government & Agency Money Fund

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.

The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.

Independent Board Members
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: ICI Mutual Insurance Company; Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	74	—

DWS Government & Agency Money Fund	|	37

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	74	Portland General Electric[2] (utility company) (2003– present)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	74	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	74	Director, Aberdeen Japan Fund (since 2007)

38	|	DWS Government & Agency Money Fund

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	74	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	74	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	74	—

DWS Government & Agency Money Fund	|	39

Officers[4]
Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche Funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020)
John Millette[7] (1962) Vice President and Secretary, 1999–present

Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); Assistant Secretary, DBX ETF Trust (2019–2020); Assistant Secretary (July 14, 2006–December 31, 2010) and Secretary (January 31, 2006–July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.

Ciara Crawford[8] (1984) Assistant Secretary, (2019–present)	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[7] (1966) Chief Financial Officer and Treasurer, 2018–present	Director,[3] DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[7] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[7] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)

40	|	DWS Government & Agency Money Fund

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] DWS; AML Officer, DWS Trust Company; AML Officer, DBX ETF Trust (2014–present); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2014–present)

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 875 Third Avenue, New York, NY 10022.

[7]	Address: One International Place, Boston, MA 02110.

[8]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Government & Agency Money Fund	|	41

Notes

Notes

DGAMF-2

(R-027588-9 6/20)

April 30, 2020

Annual Report

to Shareholders

DWS Government & Agency Securities Portfolio

DWS Government Cash Institutional Shares

Fund #250

Government Cash Managed Shares

Fund #254

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Management Review
8	Portfolio Summary
9	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements

29	Report of Independent Registered Public Accounting Firm
31	Information About Your Fund’s Expenses
32	Tax Information
33	Other Information
34	Advisory Agreement Board Considerations and Fee Evaluation
38	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2020, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (the Fed) statements and actions, investor sentiment regarding U.S./China trade tensions and eventually, government and central bank responses to the coronavirus pandemic. In June 2019, a breakdown in the trade negotiations between the United States and China and signs of a slight U.S. economic slowdown disrupted financial markets and sent interest rates significantly lower. Driven by economic uncertainty resulting from the ongoing trade war, the Federal Open Market Committee (FOMC) reduced short-term rates to 2.0%–2.25% at its July 2019 meeting. The FOMC subsequently reduced rates two more times last year. By the fourth quarter of 2019 through early this year, many nagging concerns for financial market participants such as U.S./China trade tensions, Britain’s plans to exit the European Union and global economic weakness had receded, and equity and fixed-income markets were robust.

In January, the first news of the coronavirus outbreak in China reached the rest of the world, and by February and March, the virus had already spread dramatically in some parts of Europe and the United States. As worries about the outbreak grew, the U.S. financial system endured severe shocks as state and local governments imposed ever-increasing restrictions on public gatherings and shutdowns of significant portions of the U.S. economy, and the country instantly saw massive job losses and a sharp reduction in economic activity. In response, equity markets were subject to severe volatility, with all financial asset classes significantly impacted by the sudden onset of the crisis. Money markets were not exempt from the volatility as typical transaction flows and liquidity were impaired.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	3

In response, the Fed almost immediately enacted a series of measures to gradually restore liquidity to the money markets and boost confidence in financial markets overall. The Fed cut short-term rates by 1.5 percentage points, re-initiated quantitative easing through significant purchases of Treasury, agency, mortgage and high yield securities, restarted liquidity facilities that had been effective in boosting market liquidity during the 2008 financial crisis, and added new facilities. On the fiscal side, Congress and the administration enacted a $2.3 trillion aid package that included direct payments to individuals, enhanced unemployment benefits and loans to small businesses. These actions helped to stabilize equity markets to some degree and boosted investor confidence overall. Liquidity within the money markets, which all but disappeared in early March, was restored to a tremendous degree in April due to the above-mentioned monetary and fiscal measures. As a result, by the end of the period money markets had largely normalized. During early April, we saw significant declines in yields, with interest rate spreads between higher and lower rated credits trending rapidly toward pre-crisis levels, and LIBOR rates falling over 90 basis points.

Positive Contributors to Fund Performance

DWS Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

Within the DWS Government & Agency Securities Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during its annual period ended April 30, 2020. For much of the period, the Fund held a large percentage of portfolio assets in agency and Treasury floating-rate securities to take advantage of any rises in LIBOR and Treasury bill rates. At the same time, the Fund invested in overnight agency and Treasury repurchase agreements (repo) for liquidity, and looked for yield opportunities from three- to six-month agency and Treasury securities. Following the onset of the COVID-19 crisis, the Fund received significant new inflows and took a more defensive posture, keeping most of the new assets in overnight repo and other short-term instruments. As liquidity within the money markets normalized, we viewed the increased issuance coming into the Treasury market as an opportunity to pick up additional yield as downward pressure on rates was

4	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

relieved. Therefore, we de-emphasized fixed-rate issues and purchased additional floating-rate securities for the portfolio to take advantage of expected higher short-term government yields.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be what we believed to be more cautious during a time of market uncertainty. In the end this may have cost the Funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

The U.S. economy remains in a very difficult position, with GDP falling dramatically during the second quarter of 2020. With extremely large amounts of stimulus flowing from government sources, we foresee a continued huge volume of U.S. Treasury issuance, much of it in Treasury bills. Outstanding Treasury bill volume has already increased by $2.6 trillion at the beginning of 2020 to $4 trillion as of April 30, with expectations that this will increase to at least $5 trillion at quarter end and as much as $6 trillion by year end 2020. This massive increase in Treasury bill issuance has been somewhat offset by very strong investor demand for government money market funds. In spite of the slump in U.S. GDP, heavy Treasury bill issuance tends to dampen the possibility of negative U.S. short-term Treasury rates in the near future. In addition, Fed Chair Powell has stated that he does not favor negative U.S. short-term rates as a monetary tool. We believe that short-term government money market rates could move somewhat higher in the near term as new supply continues to come into the market, and relieves some of the demand-related downward pressure on yields that arose in March.

In addition, we are monitoring the gradual reopening of the U.S. economy across various states. Should the reopening proceed in phases in an orderly fashion, that also could also help to relieve some of the downward pressure on yields.

In this environment, we will continue to look for opportunities to boost the Fund’s yield by purchasing additional floating-rate instruments to take advantage of higher yield levels. At the same time, we understand that

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	5

the situation for short-term money markets and financial markets overall is fluid, and will maintain a cautious approach.

We continue our insistence on what we believe to be the highest credit quality within the Funds. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Funds and to seek competitive yield for our shareholders.

Fund Performance (as of April 30, 2020)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
DWS Government Cash Institutional Shares	0.15%*
Government Cash Managed Shares	0.01%*

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The 7-Day Current Yield would have been 0.09% and -0.13% for DWS Government Cash Institutional Shares and Government Cash Managed Shares respectively, had certain expenses not been reduced.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

6	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed- income securities, there is no guaranteed return of principal in case of default. Floating- rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

LIBOR, or the London Interbank Offered Rate, is a widely used benchmark for short-term taxable interest rates.

Quantitative easing (QE) is a type of monetary policy used by central banks to stimulate the economy. Central banks implement quantitative easing by purchasing financial assets from commercial banks and other financial institutions, thus raising the prices of those financial instruments and lowering their yields, while simultaneously increasing the money supply of a country or region.

A repurchase agreement, or “overnight repo,” is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place” for large sums of money.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	7

Portfolio Summary	(Unaudited)

DWS Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/19	4/30/19
Government & Agency Obligations	69%	57%
Repurchase Agreements	31%	43%
	100%	100%

Weighted Average Maturity	4/30/19	4/30/19
Cash Account Trust — DWS Government & Agency
Securities Portfolio	19 days	21 days
iMoneyNet Money Fund Average™ — Gov’t & Agency
Institutional*	36 days	28 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 9–12. A quarterly Fact Sheet is available on dws.com or upon request.

8	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Investment Portfolio	as of April 30, 2020

	Principal Amount ($)	Value ($)
Government & Agency Obligations 69.0%
U.S. Government Sponsored Agencies 52.4%

Federal Farm Credit Bank:

3-month U.S. Treasury Bill Money Market Yield plus 0.110%, 0.23% **, 12/28/2020	25,000,000	25,008,347

0.35%, 5/7/2021	22,000,000	21,987,788

1-month LIBOR minus 0.025%, 0.413% **, 5/29/2020	12,500,000	12,499,952

1-month LIBOR minus 0.035%, 0.683% **, 8/20/2020	48,500,000	48,500,000

1-month LIBOR plus 0.010%, 0.728% **, 8/19/2020	7,500,000	7,500,245

1-month LIBOR minus 0.055%, 0.961% **, 2/3/2021	23,500,000	23,498,267

1.61%, 1/15/2021	10,000,000	10,000,000

Federal Home Loan Bank:

SOFR plus 0.020%, 0.03% **, 5/14/2020	10,000,000	10,000,000

SOFR plus 0.030%, 0.04% **, 7/17/2020	9,000,000	9,000,000

SOFR plus 0.030%, 0.04% **, 9/4/2020	48,000,000	48,000,000

SOFR plus 0.035%, 0.045% **, 5/8/2020	30,000,000	30,000,000

SOFR plus 0.045%, 0.055% **, 8/14/2020	20,000,000	20,000,000

SOFR plus 0.050%, 0.06% **, 1/28/2021	20,000,000	20,000,000

SOFR plus 0.065%, 0.075% **, 2/26/2021	25,000,000	25,000,000

SOFR plus 0.100%, 0.11% **, 10/6/2020	20,000,000	20,000,000

SOFR plus 0.100%, 0.11% **, 10/8/2020	30,000,000	30,000,000

SOFR plus 0.105%, 0.115% **, 10/1/2020	20,000,000	20,000,000

0.122%*, 7/22/2020	16,000,000	15,995,627

SOFR plus 0.120%, 0.13% **, 2/28/2022	21,000,000	21,000,000

0.136%*, 7/6/2020	30,000,000	29,992,630

0.142%*, 8/3/2020	12,500,000	12,495,431

0.142%*, 10/30/2020	15,500,000	15,489,029

0.15%*, 10/28/2020	25,000,000	24,981,500

0.203%*, 10/13/2020	25,500,000	25,476,625

0.295%*, 9/25/2020	12,500,000	12,485,198

1-month LIBOR minus 0.050%, 0.437% **, 1/27/2021	18,500,000	18,500,000

0.529%*, 8/13/2020	18,000,000	17,972,960

3-month LIBOR minus 0.175%, 0.712% **, 10/28/2020	35,000,000	35,000,000

3-month LIBOR minus 0.185%, 0.806% **, 10/26/2020	20,000,000	20,000,000

1-month LIBOR minus 0.020%, 0.809% **, 5/12/2020	24,250,000	24,250,000

3-month LIBOR minus 0.205%, 0.971% **, 10/16/2020	20,000,000	20,000,000

1-month LIBOR minus 0.010%, 0.975% **, 9/1/2020	20,000,000	20,000,000

1-month LIBOR minus 0.010%, 1.006% **, 5/3/2021	15,250,000	15,248,425

1.596%*, 7/6/2020	12,500,000	12,464,021

3-month LIBOR minus 0.155%, 1.608% **, 1/29/2021	35,000,000	35,000,000

1.626%*, 5/29/2020	30,000,000	29,962,690

1.627%*, 6/3/2020	65,000,000	64,904,667

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	9

	Principal Amount ($)	Value ($)

Federal Home Loan Mortgage Corp.:

SOFR plus 0.005%, 0.015% **, 5/13/2020	24,000,000	24,000,000

SOFR plus 0.010%, 0.02% **, 7/22/2020	12,500,000	12,500,000

SOFR plus 0.010%, 0.02% **, 8/5/2020	10,000,000	10,000,000

SOFR plus 0.010%, 0.02% **, 8/25/2020	65,000,000	65,000,000

SOFR plus 0.020%, 0.03% **, 6/5/2020	50,000,000	50,000,000

SOFR plus 0.020%, 0.03% **, 7/8/2020	50,000,000	50,000,000

SOFR plus 0.030%, 0.04% **, 5/8/2020	20,000,000	20,000,000

SOFR plus 0.030%, 0.04% **, 6/2/2020	25,000,000	25,000,000

SOFR plus 0.030%, 0.04% **, 6/4/2020	50,000,000	50,000,000

SOFR plus 0.030%, 0.04% **, 8/21/2020	50,000,000	50,000,000

SOFR plus 0.030%, 0.04% **, 2/24/2021	50,000,000	50,000,000

SOFR plus 0.040%, 0.05% **, 9/10/2020	40,000,000	40,000,000

SOFR plus 0.040%, 0.05% **, 12/4/2020	17,000,000	17,000,000

SOFR plus 0.150%, 0.16% **, 3/4/2022	21,000,000	20,962,835

SOFR plus 0.400%, 0.41% **, 10/21/2021	9,200,000	9,200,000

0.691%, 7/17/2020	20,000,000	19,970,911

Federal National Mortgage Association:

SOFR plus 0.040%, 0.05% **, 1/29/2021	18,000,000	18,000,000

SOFR plus 0.050%, 0.06% **, 3/4/2021	50,000,000	50,000,000

SOFR plus 0.060%, 0.07% **, 7/30/2020	16,500,000	16,500,000

SOFR plus 0.075%, 0.085% **, 10/30/2020	22,000,000	22,000,000

SOFR plus 0.075%, 0.085% **, 6/4/2021	40,000,000	40,000,000

SOFR plus 0.300%, 0.31% **, 1/7/2022	18,500,000	18,500,000

SOFR plus 0.310%, 0.32% **, 10/25/2021	7,500,000	7,500,000

0.691%*, 7/15/2020	18,000,000	17,974,500

		1,556,321,648

U.S. Treasury Obligations 16.6%

U.S. Treasury Bills:

0.071%*, 5/5/2020	15,000,000	14,999,883

0.072%*, 5/5/2020	25,000,000	24,999,803

0.092%*, 5/26/2020	75,000,000	74,995,313

0.152%*, 9/8/2020	35,000,000	34,981,042

0.203%*, 7/21/2020	30,000,000	29,986,500

U.S. Treasury Floating Rate Notes:

3-month U.S. Treasury Bill Money Market Yield plus 0.043%, 0.168% **, 7/31/2020	100,000,000	99,993,562

3-month U.S. Treasury Bill Money Market Yield plus 0.045%, 0.17% **, 10/31/2020	185,000,000	185,009,632

The accompanying notes are an integral part of the financial statements.

10	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

	Principal Amount ($)	Value ($)

3-month U.S. Treasury Bill Money Market Yield plus 0.115%, 0.24% **, 1/31/2021	27,500,000	27,521,259

		492,486,994

Total Government & Agency Obligations (Cost $2,048,808,642)		2,048,808,642

Repurchase Agreements 30.6%

Barclays Bank PLC, 0.02%, dated 4/30/2020, to be repurchased at $169,000,094 on 5/1/2020 (a)	169,000,000	169,000,000

BNP Paribas, 0.03%, dated 4/30/2020, to be repurchased at $263,300,219 on 5/1/2020 (b)	263,300,000	263,300,000

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, to be repurchased at $62,800,035 on 5/1/2020 (c)	62,800,000	62,800,000

Wells Fargo Bank, 0.04%, dated 4/30/2020, to be repurchased at $414,100,460 on 5/1/2020 (d)	414,100,000	414,100,000

Total Repurchase Agreements (Cost $909,200,000)		909,200,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,958,008,642)	99.6	2,958,008,642
Other Assets and Liabilities, Net	0.4	11,846,495

Net Assets	100.0	2,969,855,137

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2020.

(a)	Collateralized by $172,217,100 U.S. Treasury Note, 0.50%, maturing on 04/30/2027 with a value of $172,380,017.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
64,692,500	U.S. Treasury Bills	Zero Coupon	07/21/2020–12/31/2020	64,663,015
199,295,900	U.S. Treasury Notes	1.125–2.50	09/15/2020–02/28/2022	203,903,066
Total Collateral Value				268,566,081

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
38,020,600	U.S. Treasury Bonds	4.50–5.375	02/15/2031–05/15/2037	63,837,249
152,300	U.S. Treasury Inflation-Indexed Bonds	1.00–3.375	04/15/2032–02/15/2046	218,790
Total Collateral Value				64,056,039

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	11

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
17,715,238	Federal Home Loan Mortgage Corp.	3.50–5.00	11/01/2047–04/01/2049	19,314,752
368,158,622	Federal National Mortgage Association	3.00–7.00	07/01/2024–02/01/2049	403,067,248
Total Collateral Value				422,382,000

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$2,048,808,642	$—	$2,048,808,642
Repurchase Agreements	—	909,200,000	—	909,200,000
Total	$—	$2,958,008,642	$—	$2,958,008,642

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

12	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statement of Assets and Liabilities

as of April 30, 2020

Assets	DWS Government & Agency Securities Portfolio
Investment in securities, valued at amortized cost	$2,048,808,642
Repurchased agreements, valued at amortized cost	909,200,000
Cash	11,426,330
Receivable for Fund shares sold	564,861
Interest receivable	802,977
Other assets	79,767
Total assets	2,970,882,577

Liabilities
Payable for Fund shares redeemed	61,288
Distributions payable	367,242
Accrued management fee	15,778
Accrued Trustees’ fees	30,976
Other accrued expenses and payables	552,156
Total liabilities	1,027,440
Net assets, at value	$2,969,855,137

Net Assets Consist of
Distributable earnings (loss)	110,891
Paid-in capital	2,969,744,246
Net assets, at value	$2,969,855,137

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	13

Statement of Assets and Liabilities as of April 30, 2020 (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($241,853,743 ÷ 241,859,816 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($2,563,175,175 ÷ 2,563,239,631 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($137,268,051 ÷ 137,271,503 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($27,558,168 ÷ 27,558,861 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

14	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statement of Operations

for the year ended April 30, 2020

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$50,835,453
Expenses:

Management fee	2,268,647
Administration fee	2,787,277
Services to shareholders	688,355
Distribution and service fees	442,782
Custodian fee	34,287
Professional fees	84,248
Reports to shareholders	67,517
Registration fees	117,873
Trustees’ fees and expenses	111,446
Other	195,114
Total expenses before expense reductions	6,797,546
Expense reductions	(2,160,528)
Total expenses after expense reductions	4,637,018
Net investment income	46,198,435
Net realized gain (loss) from investments	(38,106)
Net increase (decrease) in net assets resulting from operations	$46,160,329

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	15

Statements of Changes in Net Assets

	DWS Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2020	2019

Operations:

Net investment income	$46,198,435	$67,942,263
Net realized gain (loss)	(38,106)	(53,787)
Net increase in net assets resulting from operations	46,160,329	67,888,476
Distributions to shareholders:

DWS Government & Agency Money Fund	(3,929,627)	(3,382,007)
DWS Government Cash Institutional Shares	(38,742,479)	(60,835,410)
Government Cash Managed Shares	(3,346,390)	(3,456,004)
Service Shares	(179,937)	(269,527)
Total distributions	(46,198,433)	(67,942,948)
Fund share transactions:

Proceeds from shares sold	59,955,424,978	92,680,038,672
Reinvestment of distributions	13,073,542	15,062,485
Payments for shares redeemed	(59,736,870,790)	(94,673,626,673)
Net increase (decrease) in net assets from Fund share transactions	231,627,730	(1,978,525,516)
Increase (decrease) in net assets	231,589,626	(1,978,579,988)
Net assets at beginning of period	2,738,265,511	4,716,845,499

Net assets at end of period	$2,969,855,137	$2,738,265,511

The accompanying notes are an integral part of the financial statements.

16	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Financial Highlights

DWS Government & Agency Securities Portfolio

DWS Government Cash Institutional Shares

	Years Ended April 30,
	2020		2019		2018		2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.017		.020		.011		.004		.001
Net realized gain (loss)	(.000	)*	(.000	)*	.000	*	.000	*	(.000	)*
Total from investment operations	.017		.020		.011		.004		.001
Less distributions from:

Net investment income	(.017)		(.020)		(.011)		(.004)		(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	1.68		2.06		1.07		.39		.12

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,563		2,334		4,350		4,236		3,430
Ratio of expenses before expense reductions (%)	.22		.21		.20		.20		.20
Ratio of expenses after expense reductions (%)	.14		.14		.14		.11		.11
Ratio of net investment income (%)	1.67		1.98		1.07		.39		.12

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	17

DWS Government & Agency Securities Portfolio

Government Cash Managed Shares

	Years Ended April 30,
	2020		2019		2018		2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.015		.018		.009		.002		.000	*
Net realized gain (loss)	(.000	)*	(.000	)*	.000	*	.000	*	(.000	)*
Total from investment operations	.015		.018		.009		.002		.000	*
Less distributions from:

Net investment income	(.015)		(.018)		(.009)		(.002)		(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	1.48		1.86		.88		.16		.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	137		174		188		199		268
Ratio of expenses before expense reductions (%)	.42		.42		.40		.42		.42
Ratio of expenses after expense reductions (%)	.33		.34		.33		.34		.22
Ratio of net investment income (%)	1.53		1.83		.86		.15		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

18	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”).

DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	19

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

As of April 30, 2020, the Fund held repurchase agreements with a gross value of $909,200,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2020, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $94,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

20	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

The Fund has reviewed the tax positions for the open tax years as of April 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At April 30, 2020, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

DWS Government & Agency Securities Portfolio:
Undistributed ordinary income*	$571,764
Capital loss carryforwards	$(94,000)

At April 30, 2020, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,958,008,642.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
	2020	2019
DWS Government & Agency Securities Portfolio:
Distributions from ordinary income*	$46,198,433	$67,942,948

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	21

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2020, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.

For the period from May 1, 2019 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% and 0.46%, respectively.

22	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

For the period from May 1, 2019 through April 30, 2020, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of DWS Government Cash Institutional Shares at 0.14%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Government Cash Managed Shares.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

For the year ended April 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

DWS Government & Agency Money Fund	$157,465
DWS Government Cash Institutional Shares	1,780,543
Government Cash Managed Shares	192,533
Service Shares	29,987
$2,160,528

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2020, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2020
DWS Government & Agency Securities Portfolio	$2,787,277	$244,710

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	23

transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2020, the amounts charged to the Fund by DSC were as follows:

DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at April 30, 2020
DWS Government & Agency Money Fund	$59,282	$9,812
DWS Government Cash Institutional Shares	312,585	49,611
Government Cash Managed Shares	147,020	26,550
Service Shares	47,647	7,458
	$566,534	$93,431

In addition, for the year ended April 30, 2020, the amount charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” was as follows:

Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$89,322

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2020, the Distribution Fee was as follows:

DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Service Shares	$114,226	$11,879	.60%	.60%

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2020, the Service Fee was as follows:

DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Government Cash Managed Shares	$328,556	$21,245	.15%	.15%

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2020, the amount

24	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2020
DWS Government & Agency Securities Portfolio	$26,576	$13,482

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks.

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2020.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Government & Agency Securities Portfolio

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Government & Agency Money Fund	345,149,848	$345,149,848	306,947,300	$306,947,300
DWS Government Cash Institutional Shares	58,349,981,410	58,349,981,410	91,279,295,482	91,279,295,482
Government Cash Managed Shares	1,174,326,892	1,174,326,892	965,718,437	965,718,437
Service Shares	85,935,603	85,935,603	128,077,453	128,077,453
Account Maintenance Fees	—	31,225	—	—
		$59,955,424,978		$92,680,038,672

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	25

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	3,888,884	$3,888,884	3,331,892	$3,331,892
DWS Government Cash Institutional Shares	8,006,884	8,006,884	10,340,704	10,340,704
Government Cash Managed Shares	1,000,973	1,000,973	1,138,641	1,138,641
Service Shares	176,801	176,801	251,248	251,248
		$13,073,542		$15,062,485

Shares redeemed
DWS Government & Agency Money Fund	(321,151,663)	$(321,151,663)	(228,757,444)	$(228,757,444)
DWS Government Cash Institutional Shares	(58,128,690,998)	(58,128,690,998)	(93,306,190,114)	(93,306,190,114)
Government Cash Managed Shares	(1,211,974,660)	(1,211,974,660)	(980,618,887)	(980,618,887)
Service Shares	(75,053,469)	(75,053,469)	(158,060,228)	(158,060,228)
		$(59,736,870,790)		$(94,673,626,673)

Net increase (decrease)
DWS Government & Agency Money Fund	27,887,069	$27,887,069	81,521,748	$81,521,748
DWS Government Cash Institutional Shares	229,297,296	229,297,296	(2,016,553,928)	(2,016,553,928)
Government Cash Managed Shares	(36,646,795)	(36,646,795)	(13,761,809)	(13,761,809)
Service Shares	11,058,935	11,058,935	(29,731,527)	(29,731,527)
Account Maintenance Fees	—	31,225	—	—
		$231,627,730		$(1,978,525,516)

26	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2020, 42% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.

F. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

G. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	27

H. Subsequent Event

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

28	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and Shareholders of DWS Government & Agency Securities Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Government & Agency Securities Portfolio (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the investment portfolio, as of April 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	29

required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 26, 2020

30	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2019 to April 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	31

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2020 (Unaudited)

Actual Fund Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 11/1/19	$1,000.00	$1,000.00
Ending Account Value 4/30/20	$1,005.90	$1,005.00
Expenses Paid per $1,000*	$0.70	$1.65

Hypothetical 5% Fund Return
Beginning Account Value 11/1/19	$1,000.00	$1,000.00
Ending Account Value 4/30/20	$1,024.17	$1,023.22
Expenses Paid per $1,000*	$0.70	$1.66

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios
DWS Government Cash Institutional Shares	.14%
Government Cash Managed Shares	.33%

For more information, please refer to each Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

A total of 47% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt form state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

32	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	33

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests

34	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2018, the Fund’s gross performance (Service Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions,

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	35

Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). Based on Broadridge data provided as of December 31, 2018, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median (2nd quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares, Government Cash Managed Shares and DWS Government & Agency Money Fund shares and higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available

36	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	37

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.

The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.

Independent Board Members
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: ICI Mutual Insurance Company; Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	74	—

38	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	74	Portland General Electric[2] (utility company) (2003– present)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	74	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	74	Director, Aberdeen Japan Fund (since 2007)

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	39

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	74	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	74	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	74	—

40	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Officers[4]
Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche Funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020)
John Millette[7] (1962) Vice President and Secretary, 1999–present

Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); Assistant Secretary, DBX ETF Trust (2019–2020); Assistant Secretary (July 14, 2006–December 31, 2010) and Secretary (January 31, 2006–July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.

Ciara Crawford[8] (1984) Assistant Secretary, (2019–present)	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[7] (1966) Chief Financial Officer and Treasurer, 2018–present	Director,[3] DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[7] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[7] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	41

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] DWS; AML Officer, DWS Trust Company; AML Officer, DBX ETF Trust (2014–present); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2014–present)

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 875 Third Avenue, New York, NY 10022.

[7]	Address: One International Place, Boston, MA 02110.

[8]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

42	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Notes

DGCF-2

(R-027587-11 6/20)

April 30, 2020

Annual Report

to Shareholders

DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Fund #148

Tax-Exempt Cash Managed Shares

Fund #248

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Management Review
8	Portfolio Summary
9	Investment Portfolio
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Financial Highlights
26	Notes to Financial Statements

36	Report of Independent Registered Public Accounting Firm
38	Information About Your Fund’s Expenses
39	Tax Information
40	Other Information
41	Advisory Agreement Board Considerations and Fee Evaluation
45	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2020, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (the Fed) statements and actions, investor sentiment regarding U.S./China trade tensions and eventually, government and central bank responses to the coronavirus pandemic. In June 2019, a breakdown in the trade negotiations between the United States and China and signs of a slight U.S. economic slowdown disrupted financial markets and sent interest rates significantly lower. Driven by economic uncertainty resulting from the ongoing trade war, the Federal Open Market Committee (FOMC) reduced short-term rates to 2.0%–2.25% at its July 2019 meeting. The FOMC subsequently reduced rates two more times last year. By the fourth quarter of 2019 through early this year, many nagging concerns for financial market participants such as U.S./China trade tensions, Britain’s plans to exit the European Union and global economic weakness had receded, and equity and fixed-income markets were robust.

In January, the first news of the coronavirus outbreak in China reached the rest of the world, and by February and March, the virus had already spread dramatically in some parts of Europe and the United States. As worries about the outbreak grew, the U.S. financial system endured severe shocks as state and local governments imposed ever-increasing restrictions on public gatherings and shutdowns of significant portions of the U.S. economy, and the country instantly saw massive job losses and a sharp reduction in economic activity. In response, equity markets were subject to severe volatility, with all financial asset classes significantly impacted by the sudden onset of the crisis. Money markets were not exempt from the volatility as typical transaction flows and liquidity were impaired.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	3

In response, the Fed almost immediately enacted a series of measures to gradually restore liquidity to the money markets and boost confidence in financial markets overall. The Fed cut short-term rates by 1.5 percentage points, re-initiated quantitative easing through significant purchases of Treasury, agency, mortgage and high yield securities, restarted liquidity facilities that had been effective in boosting market liquidity during the 2008 financial crisis, and added new facilities. On the fiscal side, Congress and the administration enacted a $2.3 trillion aid package that included direct payments to individuals, enhanced unemployment benefits and loans to small businesses. These actions helped to stabilize equity markets to some degree and boosted investor confidence overall. Liquidity within the money markets, which all but disappeared in early March, was restored to a tremendous degree in April due to the above-mentioned monetary and fiscal measures. As a result, by the end of the period money markets had largely normalized. During early April, we saw significant declines in yields, with interest rate spreads between higher and lower rated credits trending rapidly toward pre-crisis levels, and LIBOR rates falling over 90 basis points.

Positive Contributors to Fund Performance

DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. The Portfolio’s most recent strategy, given a decade-high spike in 7-day municipal rates with the onset of the COVID-19 crisis, was to strongly emphasize floating-rate VRDNs (Variable Rate Demand Notes) given their record-setting high yields during March. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) At the same time, with the awareness that 7-day municipal rates would eventually fall back to more accustomed lower levels, we purchased short-term fixed-rate instruments. Beginning in June, when states around the country start their annual

4	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

issuance of large tranches of municipal six- to 12-month fixed-rate issues during “note season,” we plan to cautiously extend the Portfolio’s duration to seek a balance of attractive tax-free yield, liquidity and price stability.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be what we believed to be more cautious during a time of market uncertainty. In the end this may have cost the Funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

The U.S. economy remains in a very difficult position, with GDP falling dramatically during the second quarter of 2020. With extremely large amounts of stimulus flowing from government sources, we foresee a continued huge volume of U.S. Treasury issuance, much of it in Treasury bills. Fed Chair Powell has stated that he does not favor negative U.S. short-term rates as a monetary tool. In addition, we are monitoring the gradual reopening of the U.S. economy across various states. Should the reopening proceed in phases in an orderly fashion, that also could also help to relieve some of the downward pressure on yields. In this environment, we will continue to look for opportunities to boost the Fund’s yield. At the same time, we understand that the situation for short-term money markets and financial markets overall is fluid, and will maintain a cautious approach.

We continue our insistence on what we believe to be the highest credit quality within the Funds. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Funds and to seek competitive yield for our shareholders.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	5

Fund Performance (as of April 30, 2020)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
DWS Tax-Exempt Cash Premier Shares	0.26%*
Equivalent Taxable Yield	0.40%**
Tax-Exempt Cash Managed Shares	0.08%*
Equivalent Taxable Yield	0.12%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The 7-Day Current Yield would have been 0.19% and -0.03% for DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares respectively, had certain expenses not been reduced.

**

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

6	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed- income securities, there is no guaranteed return of principal in case of default. Floating- rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

LIBOR, or the London Interbank Offered Rate, is a widely used benchmark for short-term taxable interest rates.

Quantitative easing (QE) is a type of monetary policy used by central banks to stimulate the economy. Central banks implement quantitative easing by purchasing financial assets from commercial banks and other financial institutions, thus raising the prices of those financial instruments and lowering their yields, while simultaneously increasing the money supply of a country or region.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	7

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/20	4/30/19
Municipal Investments
Municipal Variable Rate Demand Notes	67%	62%
Tax-Exempt Commercial Paper	12%	17%
Municipal Floating-Rate Notes	8%	5%
Municipal Bonds and Notes	4%	11%
Preferred Shares of Closed-End Investment Companies	9%	5%
	100%	100%

Weighted Average Maturity	4/30/20	4/30/19
Cash Account Trust — DWS Tax-Exempt Portfolio	18 days	13 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	21 days	19 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 9–19. A quarterly Fact Sheet is available on dws.com or upon request.

8	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Investment Portfolio	as of April 30, 2020

DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 94.2%
Alaska 0.2%

Alaska, State Housing Finance Corp., Capital Project, Series C, 0.23% *, 5/5/2020	360,000	360,000

Alaska, State Housing Finance Corp., Home Mortgage Revenue, Series D, 0.2% *, 5/5/2020, SPA: Federal Home Loan Bank	200,000	200,000

		560,000

Arizona 0.4%
Arizona, State Health Facilities Authority, Dignity Health Obligated Group, Series B, 0.25% *, 5/5/2020, LOC: Barclays Bank PLC	1,000,000	1,000,000

Arkansas 0.8%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.36% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	1,900,000	1,900,000

California 13.1%

California, Mizuho Floater/Residual Trust Various States: Series 2019-MIZ9003, 144A, 0.38% *, 5/5/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	10,000,000	10,000,000

Series 2019-MIZ9007, 0.47% *, 6/2/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	3,000,000	3,000,000

California, State Department of Water Resource Power Supply Revenue, TECP, 0.35%, 6/3/2020	10,531,000	10,531,000

San Francisco City & County, CA, Multi Family Housing Revenue, Transbay Block 8 Tower Apartments, Series H-1, 0.37% *, 5/5/2020, LOC: Bank of China Ltd.	8,060,000	8,060,000

		31,591,000

Colorado 0.2%
Colorado, State Housing & Finance Authority, Series I-AA2, 0.25% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	475,000	475,000

Connecticut 1.0%

Connecticut, Tender Option Bond Trust, Series 2019-ZF2779, 144A, 0.25% *, 5/5/2020, LIQ: Barclays Bank PLC	1,135,000	1,135,000

Connecticut, State General Obligation, Series D, 5.0%, 8/15/2020	1,065,000	1,077,598

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	9

	Principal Amount ($)	Value ($)

Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series X-2, 1.8%, Mandatory Put 2/9/2021 @ 100, 7/1/2037	280,000	282,032

		2,494,630

Delaware 0.6%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.22% *, 5/5/2020, LOC: PNC Bank NA	1,325,000	1,325,000

District of Columbia 0.1%
District of Columbia, Georgetown University Revenue, Series B-2, 0.19% *, 5/5/2020, LOC: Bank of America NA	135,000	135,000

Florida 5.4%

Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series A, AMT, 0.3% *, 5/5/2020, LIQ: Fannie Mae, LOC: Fannie Mae	820,000	820,000

Florida, Keys Aqueduct Authority, Water Revenue, 0.2% *, 5/5/2020, LOC: TD Bank NA	2,930,000	2,930,000

Florida, State Board of Public Education, Capital Outlay, Series B, 5.0%, 6/1/2020	2,700,000	2,709,112

Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.26% *, 5/5/2020, LOC: Northern Trust Company	4,150,000	4,150,000

Hillsborough County, FL, Housing Finance Authority Multi-Family Revenue, Claymore Crossings Apartments, AMT, 0.34% *, 5/5/2020, LOC: Citibank NA	575,000	575,000

Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.35% *, 5/5/2020, LOC: Northern Trust Company	1,300,000	1,300,000

Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.25% *, 5/5/2020, LOC: Freddie Mac	525,000	525,000

		13,009,112

Georgia 3.9%

Cobb County, GA, Hospital Authority Revenue, Anticipation Certificates, Equipment Pool Project, 0.25% *, 5/5/2020, LOC: Wells Fargo Bank NA	550,000	550,000

Douglas County, GA, Development Authority, Pandosia LLC Project, Series A, AMT, 0.28% *, 5/5/2020, LOC: Wells Fargo Bank NA	200,000	200,000

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.32% *, 5/5/2020, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000

Gordon County, GA, Development Authority, Pine Hall Brick Co., Inc. Project, AMT, 0.37% *, 5/5/2020, LOC: Branch Banking & Trust	175,000	175,000

The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)

Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.26% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	1,235,000	1,235,000

Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.4% *, 5/5/2020, LOC: Wells Fargo Bank NA	550,000	550,000

		9,510,000

Idaho 1.7%
Idaho, State Health Facilities Authority, Hospital Revenue, Trinity Health Credit Group, Series ID, 1.05% **, Mandatory Put 8/3/2020 @ 100, 12/1/2048	4,000,000	4,000,000

Illinois 9.6%

Brookfield, IL, Zoo Project, 0.22% *, 5/5/2020, LOC: Northern Trust Company	300,000	300,000

Channahon, IL, Morris Hospital Revenue, 0.25% *, 5/5/2020, LOC: U.S. Bank NA	5,695,000	5,695,000

Galesburg, IL, Knox College Project, 0.23% *, 5/5/2020, LOC: PNC Bank NA	1,800,000	1,800,000

Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 0.31% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	400,000	400,000

Illinois, State Development Finance Authority, American College Surgeons, 0.2% *, 5/5/2020, LOC: Northern Trust Company	782,000	782,000

Illinois, State Development Finance Authority, American Youth Hostels Project, 0.22% *, 5/5/2020, LOC: BMO Harris Bank NA	615,000	615,000

Illinois, State Development Finance Authority, Chicago Horticultural, 0.25% *, 5/5/2020, LOC: BMO Harris Bank NA	500,000	500,000

Illinois, State Development Finance Authority, Ignatius College Project, 0.23% *, 5/5/2020, LOC: PNC Bank NA	2,000,000	2,000,000

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.26% *, 5/5/2020, LOC: BMO Harris Bank NA	1,700,000	1,700,000

Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.26% *, 5/5/2020, LOC: PNC Bank NA	1,100,000	1,100,000

Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.22% *, 5/5/2020, LOC: BMO Harris Bank NA	485,000	485,000

Illinois, State Finance Authority Revenue, Clearbrook Project, 0.22% *, 5/5/2020, LOC: BMO Harris Bank NA	1,435,000	1,435,000

Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.23% *, 5/5/2020, LOC: Northern Trust Company	4,075,000	4,075,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	11

	Principal Amount ($)	Value ($)

Illinois, State Housing Development Authority, Multi-Family Revenue, Mattoon Towers Project, AMT, 0.45% *, 5/5/2020, LOC: Federal Home Loan Bank	620,000	620,000

Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.26% *, 5/5/2020, LOC: Freddie Mac	855,000	855,000

University of Illinois, 0.26% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	810,000	810,000

		23,172,000

Indiana 0.6%

Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 0.25% *, 5/5/2020, LOC: Federal Home Loan Bank	495,000	495,000

Indiana, State Finance Authority Revenue, Ascension Health Senior Credit Group, Series E4, 0.25% *, 5/5/2020	300,000	300,000

St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.24% *, 5/5/2020, LOC: PNC Bank NA	700,000	700,000

		1,495,000

Iowa 0.7%

Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.26% *, 5/5/2020	1,400,000	1,400,000

Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.28% *, 5/5/2020	405,000	405,000

		1,805,000

Kansas 0.4%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.38% *, 5/5/2020, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Kentucky 2.2%

Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.3% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	300,000	300,000

Kentucky, RBC Municipal Products, Inc.Trust: Series G116,144A, MUNIPSA + 0.200%, 0.42% **, Mandatory Put 5/1/2020 @ 100, 5/1/2025, LIQ:Royal Bank of Canada, LOC: Royal Bank of Canada	4,000,000	4,000,000

Series G119, 144A, MUNIPSA + 0.150%, 0.37% **, Mandatory Put 7/1/2020 @ 100, 1/1/2026, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	1,000,000	1,000,000

		5,300,000

Louisiana 1.0%

Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 0.32% *, 5/5/2020, LOC: Bank of America NA	985,000	985,000

The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)

Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.23% *, 5/5/2020, LOC: Freddie Mac	535,000	535,000

Louisiana, State Public Facilities Authority Revenue, Christus Health, Series B-2, 0.17% *, 5/5/2020, LOC: Bank of NY Mellon	950,000	950,000

		2,470,000

Maryland 3.5%

Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.19% *, 5/5/2020, LOC: Bank of America NA	125,000	125,000

Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.2% *, 5/5/2020, LOC: PNC Bank NA	2,025,000	2,025,000

Maryland, State Industrial Development Financing Authority, Economic Development Revenue, Paul Reed Smith Guitars, AMT, 0.24% *, 5/5/2020, LOC: PNC Bank NA.	6,265,000	6,265,000

		8,415,000

Massachusetts 2.5%

Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.24% *, 5/5/2020, LIQ: Citibank NA	2,300,000	2,300,000

Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 0.52% **, 11/1/2034	3,800,000	3,800,000

		6,100,000

Michigan 1.2%

Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.23% *, 5/5/2020, LOC: Bank of NY Mellon	430,000	430,000

Michigan, Municipal Bond Authority Revenue, Series 2010, Prerefunded 10/01/20 @ 100, 5.0%, 10/1/2027	2,000,000	2,035,143

Michigan, State Finance Authority Revenue, Hospital Project., Ascension Senior Credit Group, Series E-3, 0.21% *, 5/5/2020	400,000	400,000

		2,865,143

Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.25% *, 5/5/2020, GTY: Chevron Corp.	50,000	50,000

Missouri 1.8%

Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.25% *, 5/5/2020, LIQ: Citibank NA	2,660,000	2,660,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	13

	Principal Amount ($)	Value ($)

Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.21% *, 5/5/2020, LOC: U.S. Bank NA	100,000	100,000

St. Louis County, MO, Industrial Development Authority, Educational Whitefield School, Inc., Series B, 0.25% *, 5/5/2020, LOC: U.S. Bank NA	1,110,000	1,110,000

Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.4% *, 5/5/2020, LOC: Bank of America NA	420,000	420,000

		4,290,000

Nebraska 1.0%

Nebraska, State Investment Finance Authority, Multi Family Revenue, Irvington Heights, Series A, AMT, 0.3% *, 5/5/2020, LOC: Citibank NA	2,000,000	2,000,000

Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.26% *, 5/5/2020	300,000	300,000

		2,300,000

Nevada 2.2%

Clark County, NV, Airport Revenue:

Series D-2B, 0.25% *, 5/5/2020, LOC: Royal Bank of Canada	370,000	370,000

Series D-2A, 0.2% *, 5/5/2020, LOC: Wells Fargo Bank NA	375,000	375,000

Clark County, NV, Airport Systems Revenue:

Series D-1, 0.23% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	1,000,000	1,000,000

Series D-3, 0.23% *, 5/5/2020, LOC: Bank of America NA	800,000	800,000

Nevada, State Housing Division, Single Family Mortgage Revenue, Series C, 1.2%, Mandatory Put 12/31/2020 @ 100, 10/1/2051	2,500,000	2,500,000

Reno, NV, Hospital Revenue, Reknown Regular Medical Center Project, Series A, 0.2% *, 5/5/2020, LOC: Wells Fargo Bank NA	240,000	240,000

		5,285,000

New Jersey 1.0%
New Jersey, State Economic Development Authority, Jewish Community Center Project, 0.27% *, 5/5/2020, LOC: Bank of America NA	2,395,000	2,395,000

New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.25% *, 5/5/2020, LOC: Freddie Mac	1,050,000	1,050,000

The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
New York 3.8%

New York, State Dormitory Authority Revenue, Non State Supported Debt High Land Community Development Corp., Series B, 0.28% *, 5/5/2020, LOC: HSBC Bank U.S.A. NA	110,000	110,000

New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jamaica First Parking LLC Project, 0.24% *, 5/5/2020, LOC: TD Bank NA	200,000	200,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB, 0.32% *, 5/5/2020, SPA: Industrial and Commercial Bank of China	2,545,000	2,545,000

New York City, NY, Transitional Finance Authority Revenue, Series 1-A, 0.21% *, 5/5/2020, LIQ: Landesbank Hessen-Thuringen	350,000	350,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-7, 0.2% *, 5/5/2020, SPA: State Street Bank & Trust Co.	1,450,000	1,450,000

New York, NY, General Obligation:

Series B-3, 0.52% *, 6/1/2020	3,410,000	3,410,000

Series E, 5.0%, 8/1/2020	1,000,000	1,010,275

		9,075,275

North Carolina 0.1%

New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 0.24% *, 5/5/2020, LOC: PNC Bank NA	270,000	270,000

North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.27% *, 5/5/2020, LOC: Branch Banking & Trust	15,000	15,000

		285,000

Ohio 6.8%

Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.31% *, 5/7/2020, LOC: Northern Trust Company	8,900,000	8,900,000

Franklin County, OH, Trinity Health Credit Group, 1.05% **, Mandatory Put 8/3/2020 @ 100, 12/1/2046	5,000,000	5,000,000

Hamilton County, OH, Economic Development Revenue, St Xavier High School Project, 0.2% *, 5/5/2020, LOC: PNC Bank NA	1,585,000	1,585,000

Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.24% *, 5/5/2020, LOC: BMO Harris Bank NA	1,000,000	1,000,000

		16,485,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	15

	Principal Amount ($)	Value ($)
Oklahoma 1.6%
Oklahoma, Tender Option Bond Trust Floaters, Series 2018-XM0708, 144A, AMT, 0.4% *, 5/5/2020, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000

Pennsylvania 2.0%

Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.23% *, 5/5/2020, LOC: PNC Bank NA	700,000	700,000

Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.25% *, 5/5/2020, LOC: PNC Bank NA	600,000	600,000

Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.25% *, 5/5/2020, LOC: PNC Bank NA	225,000	225,000

Pennsylvania, Tender Option Bond Trust, Series 2019-ZF2779, 144A, 0.25% *, 5/5/2020, LIQ: Barclays Bank PLC	1,500,000	1,500,000

Philadelphia, PA, General Obligation, Series B, 0.2% *, 5/5/2020, LOC: Barclays Bank PLC	1,915,000	1,915,000

		4,940,000

Rhode Island 0.5%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.26% *, 5/5/2020, LOC: TD Bank NA	1,325,000	1,325,000

South Dakota 1.2%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.2% *, 5/5/2020, LOC: U.S. Bank NA	2,860,000	2,860,000

Tennessee 7.3%

Blount County, TN, Public Building Authority, Local Government Public Improvement:

Series E6A, 0.29% *, 5/5/2020, LOC: Branch Banking & Trust	3,960,000	3,960,000

Series E7A, 0.29% *, 5/5/2020, LOC: Branch Banking & Trust	2,380,000	2,380,000

Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.2% *, 5/5/2020, LOC: U.S. Bank NA	700,000	700,000

Memphis, TN, Health Educational & Housing Facility Board, Multi-Family Housing Revenue, Ashland Lakes II Apartments Project, Series A, AMT, 0.29% *, 5/5/2020, LOC: U.S. Bank NA	2,000,000	2,000,000

Sevier County, TN, Public Building Authority, Local Government Public Improvement Bonds, Series VVB1W, 0.29% *, 5/5/2020, LOC: Branch Banking & Trust	4,945,000	4,945,000

The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)

Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, 0.19% *, 5/5/2020, LIQ: Fannie Mae, LOC: Fannie Mae	3,550,000	3,550,000

		17,535,000

Texas 11.7%

Harris County, TX, Hospital District Revenue, 0.25% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	565,000	565,000

Harris County, TX, Houston Port Authority, TECP, 1.3%, 5/7/2020	100,000	100,000

Harris County, TX, IAM Commercial Paper Notes, Series 2010-D, TECP, 1.15%, 5/7/2020	6,521,000	6,521,000

Houston, TX, Airport Systems Revenue, 0.26% *, 5/5/2020, LOC: Barclays Bank PLC	4,430,000	4,430,000

Houston, TX, Utility System Revenue, IAM Commercial Paper, Series 2020-B4, TECP, 1.24%, 5/19/2020	1,000,000	1,000,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group:

Series C-2, 0.23% *, 5/5/2020, LOC: Bank of NY Mellon	1,030,000	1,030,000

Series C-4, 0.26% *, 5/5/2020, LOC: Bank of Montreal	100,000	100,000

Texas, State Transportation Revenue, 4.0%, 8/27/2020	400,000	403,538

Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.25% *, 5/5/2020, LIQ: Citibank NA	3,100,000	3,100,000

University of Texas, Permanent University Funding, TECP, 1.09%, 6/4/2020	11,000,000	11,000,000

		28,249,538

Virginia 0.3%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.4% *, 5/5/2020, LOC: Northern Trust Company	825,000	825,000

Wisconsin 0.2%

Byron, WI, Industrial Development Revenue, Ocean Spray, Inc., Project, 0.23% *, 5/5/2020, LOC: Bank of America NA	300,000	300,000

Wisconsin, University Hospitals & Clinics Authority, Series B, 0.21% *, 5/5/2020, LOC: U.S. Bank NA	275,000	275,000

		575,000

Other 3.2%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series M027, 144A, 0.24% *, 5/5/2020, LIQ: Freddie Mac	2,775,000	2,775,000

“A”, Series M031, 144A, 0.25% *, 5/5/2020, LIQ: Freddie Mac	2,900,000	2,900,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	17

	Principal Amount ($)	Value ($)

“A”, Series M-055, 1-month USD LIBOR + 0.210%, 0.43% **, 6/15/2035	2,015,000	2,015,000

		7,690,000
Total Municipal Investments (Cost $227,586,698)		227,586,698

Preferred Shares of Closed-End Investment Companies 9.2%
California

California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.95% *, 5/5/2020	1,500,000	1,500,000

California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 0.37% *, 5/5/2020, LIQ: Citibank NA	1,400,000	1,400,000

California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.34% *, 5/5/2020, LIQ: Societe Generate	9,500,000	9,500,000

California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.43% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $22,400,000)		22,400,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $249,986,698)	103.4	249,986,698
Other Assets and Liabilities, Net	(3.4)	(8,316,715)

Net Assets	100.0	241,669,983

*

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2020. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$227,586,698	$—	$227,586,698
Preferred Shares of Closed-End Investment Companies	—	22,400,000	—	22,400,000
Total	$—	$249,986,698	$—	$249,986,698

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	19

Statement of Assets and Liabilities

as of April 30, 2020

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$249,986,698
Cash	1,329,235
Receivable for investments sold	305,000
Receivable for Fund shares sold	82,482
Interest receivable	474,495
Other assets	51,588
Total assets	252,229,498

Liabilities
Payable for investments purchased	10,361,221
Payable for Fund shares redeemed	24,790
Distributions payable	23,305
Accrued Trustees’ fees	3,553
Other accrued expenses and payables	146,646
Total liabilities	10,559,515
Net assets, at value	$241,669,983

Net Assets Consist of
Distributable earnings (loss)	(28,504)
Paid-in capital	241,698,487
Net assets, at value	$241,669,983

The accompanying notes are an integral part of the financial statements.

20	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statement of Assets and Liabilities as of April 30, 2020 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($34,636,564 ÷ 34,609,639 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($116,872,025 ÷ 116,781,227 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($48,737,251 ÷ 48,699,362 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($2,698,249 ÷ 2,696,151 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($31,752,662 ÷ 31,727,964 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($6,973,232 ÷ 6,967,809 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	21

Statement of Operations

for the year ended April 30, 2020

Investment Income	DWS Tax-Exempt Portfolio

Income:
Interest	$4,042,801
Expenses:

Management fee	224,068
Administration fee	275,397
Services to shareholders	161,489
Distribution and service fees	164,717
Custodian fee	11,394
Professional fees	57,969
Reports to shareholders	98,624
Registration fees	102,460
Trustees’ fees and expenses	13,486
Other	61,537
Total expenses before expense reductions	1,171,141
Expense reductions	(357,939)
Total expenses after expense reductions	813,202
Net investment income	3,229,599
Net realized gain (loss) from investments	10,295
Net increase (decrease) in net assets resulting from operations	$3,239,894

The accompanying notes are an integral part of the financial statements.

22	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2020	2019

Operations:

Net investment income	$3,229,599	$3,679,217
Net realized gain (loss)	10,295	16,792
Net increase in net assets resulting from operations	3,239,894	3,696,009
Distributions to shareholders:

DWS Tax-Exempt Cash Premier Shares	(624,839)	(554,487)
DWS Tax-Exempt Money Fund	(1,488,005)	(1,689,303)
DWS Tax-Free Money Fund Class S	(559,792)	(640,705)
Service Shares	(54,983)	(115,693)
Tax-Exempt Cash Managed Shares	(447,762)	(607,973)
Tax-Free Investment Class	(54,218)	(58,355)
Total distributions	(3,229,599)	(3,666,516)
Fund share transactions:

Proceeds from shares sold	242,684,916	459,762,725
Reinvestment of distributions	2,627,334	2,971,761
Payments for shares redeemed	(295,201,755)	(485,955,370)
Net increase (decrease) in net assets from Fund share transactions	(49,889,505)	(23,220,884)
Increase (decrease) in net assets	(49,879,210)	(23,191,391)
Net assets at beginning of period	291,549,193	314,740,584

Net assets at end of period	$241,669,983	$291,549,193

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	23

Financial Highlights

DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

	Years Ended April 30,
	2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.013	.013	.009	.005		.000	*
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000	)*	.000	*
Total from investment operations	.013	.013	.009	.005		.000	*
Less distributions from:

Net investment income	(.013)	(.013)	(.009)	(.005)		(.000	)*
Net realized gains	—	—	—	(.000	)*	(.000	)*
Total distributions	(.013)	(.013)	(.009)	(.005)		(.000	)*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return (%)[a]	1.27	1.36	.86	.55		.04

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35	49	41	38		514
Ratio of expenses before expense reductions (%)	.32	.34	.31	.27		.24
Ratio of expenses after expense reductions (%)	.20	.20	.20	.20		.12
Ratio of net investment income (%)	1.25	1.37	.83	.32		.04

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

24	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

DWS Tax-Exempt Portfolio

Tax-Exempt Cash Managed Shares

	Years Ended April 30,
	2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.011	.012	.007	.003		.000	*
Net realized gain (loss)	.000 *	.000 *	(.000 )*	(.000	)*	.000	*
Total from investment operations	.011	.012	.007	.003		.000	*
Less distributions from:

Net investment income	(.011)	(.012)	(.007)	(.003)		(.000	)*
Net realized gains	—	—	—	(.000	)*	(.000	)*
Total distributions	(.011)	(.012)	(.007)	(.003)		(.000	)*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return (%)[a]	1.09	1.16	.66	.31		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	46	38	55		60
Ratio of expenses before expense reductions (%)	.51	.54	.51	.49		.44
Ratio of expenses after expense reductions (%)	.38	.40	.41	.44		.14
Ratio of net investment income (%)	1.09	1.16	.59	.23		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	25

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including

26	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2020, the Fund had a net tax basis capital loss carryforward of approximately $5,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	27

At April 30, 2020, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

DWS Tax-Exempt Portfolio:
Capital loss carryforwards	$(5,000)

At April 30, 2020, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $249,986,698.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
Portfolio	2020	2019
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$3,229,599	$3,666,516

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and

28	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2020, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

For the period from May 1, 2019 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Premier Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Cash Managed Shares.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

For the year ended April 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$62,304
DWS Tax-Exempt Money Fund	152,696
DWS Tax-Free Money Fund Class S	60,068
Service Shares	19,359
Tax-Exempt Cash Managed Shares	55,046
Tax-Free Investment Class	8,466
$357,939

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee”)

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	29

of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2020, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2020
DWS Tax-Exempt Portfolio	$275,397	$18,942

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2020, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2020
DWS Tax-Exempt Cash Premier Shares	$4,018	$631
DWS Tax-Exempt Money Fund	32,928	5,409
DWS Tax-Free Money Fund Class S	27,214	4,470
Service Shares	34,892	1,293
Tax-Exempt Cash Managed Shares	19,496	3,251
Tax-Free Investment Class	5,416	1,078
	$123,964	$16,132

In addition, for the year ended April 30, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$5,646
DWS Tax-Free Money Fund Class S	2,832
$8,478

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

30	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

For the year ended April 30, 2020, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Service Shares	$83,045	$1,648	.60%	.60%
Tax-Free Investment Class	15,648	1,017	.25%	.25%
	$98,693	$2,665

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2020, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$61,643	$4,062	.15%	.15%
Tax-Free Investment Class	4,381	285	.07%	.07%
	$66,024	$4,347

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2020
DWS Tax-Exempt Portfolio	$54,642	$25,851

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2020, the Fund engaged in securities purchases of $267,395,000 and securities sales of $511,467,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	31

commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2020.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Portfolio

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	41,862,423	$41,862,423	62,299,935	$62,299,935
DWS Tax-Exempt Money Fund	25,715,447	25,715,447	34,172,341	34,172,341
DWS Tax-Free Money Fund Class S	11,739,197	11,739,197	11,153,741	11,153,741
Service Shares	33,023,031	33,023,031	53,988,330	53,988,330
Tax-Exempt Cash Managed Shares	118,617,749	118,617,749	286,624,984	286,624,984
Tax-Free Investment Class	11,693,258	11,693,258	11,523,394	11,523,394
Account Maintenance Fees	—	33,811	—	—
		$242,684,916		$459,762,725

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	530,544	$530,544	537,230	$537,230
DWS Tax-Exempt Money Fund	1,463,011	1,463,011	1,659,886	1,659,886
DWS Tax-Free Money Fund Class S	527,080	527,080	607,214	607,214
Service Shares	52,042	52,042	108,406	108,406
Tax-Exempt Cash Managed Shares	1,388	1,388	1,638	1,638
Tax-Free Investment Class	53,269	53,269	57,387	57,387
		$2,627,334		$2,971,761

32	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(57,237,476)	$(57,237,476)	(54,454,045)	$(54,454,045)
DWS Tax-Exempt Money Fund	(34,688,889)	(34,688,889)	(47,917,455)	(47,917,455)
DWS Tax-Free Money Fund Class S	(15,200,338)	(15,200,338)	(11,058,223)	(11,058,223)
Service Shares	(44,213,765)	(44,213,765)	(82,572,012)	(82,572,012)
Tax-Exempt Cash Managed Shares	(132,627,792)	(132,627,792)	(279,241,365)	(279,241,365)
Tax-Free Investment Class	(11,233,495)	(11,233,495)	(10,712,270)	(10,712,270)
		$(295,201,755)		$(485,955,370)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(14,844,509)	$(14,844,509)	8,383,120	$8,383,120
DWS Tax-Exempt Money Fund	(7,510,431)	(7,510,431)	(12,085,228)	(12,085,228)
DWS Tax-Free Money Fund Class S	(2,934,061)	(2,934,061)	702,732	702,732
Service Shares	(11,138,692)	(11,138,692)	(28,475,276)	(28,475,276)
Tax-Exempt Cash Managed Shares	(14,008,655)	(14,008,655)	7,385,257	7,385,257
Tax-Free Investment Class	513,032	513,032	868,511	868,511
Account Maintenance Fees	—	33,811	—	—
		$(49,889,505)		$(23,220,884)

E. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	33

monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

F. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

G. Subsequent Event

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide

34	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Tax-Exempt Portfolio (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the investment portfolio, as of April 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial

36	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 26, 2020

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	37

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2019 to April 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

38	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2020 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 11/1/19	$1,000.00	$1,000.00
Ending Account Value 4/30/20	$1,006.10	$1,005.20
Expenses Paid per $1,000*	$1.00	$1.89

Hypothetical 5% Fund Return
Beginning Account Value 11/1/19	$1,000.00	$1,000.00
Ending Account Value 4/30/20	$1,023.87	$1,022.97
Expenses Paid per $1,000*	$1.01	$1.91

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios
DWS Tax-Exempt Cash Premier Shares	.20%
Tax-Exempt Cash Managed Shares	.38%

For more information, please refer to each Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2020, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	39

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

40	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	41

Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2018, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 3rd quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

42	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). Based on Broadridge data provided as of December 31, 2018, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares, DWS Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, DWS Tax-Exempt Money Fund shares and DWS Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	43

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

44	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.

The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.

Independent Board Members
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: ICI Mutual Insurance Company; Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	74	—

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	45

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	74	Portland General Electric[2] (utility company) (2003– present)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	74	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	74	Director, Aberdeen Japan Fund (since 2007)

46	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	74	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	74	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	74	—

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	47

Officers[4]
Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche Funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020)
John Millette[7] (1962) Vice President and Secretary, 1999–present

Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); Assistant Secretary, DBX ETF Trust (2019–2020); Assistant Secretary (July 14, 2006–December 31, 2010) and Secretary (January 31, 2006–July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.

Ciara Crawford[8] (1984) Assistant Secretary, (2019–present)	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[7] (1966) Chief Financial Officer and Treasurer, 2018–present	Director,[3] DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[7] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[7] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)

48	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] DWS; AML Officer, DWS Trust Company; AML Officer, DBX ETF Trust (2014–present); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2014–present)

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 875 Third Avenue, New York, NY 10022.

[7]	Address: One International Place, Boston, MA 02110.

[8]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	49

Notes

Notes

STIM-2

(R-027589-9 6/20)

April 30, 2020

Annual Report

to Shareholders

DWS Tax-Exempt Portfolio

DWS Tax-Exempt Money Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Management Review
8	Portfolio Summary
9	Investment Portfolio
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements

35	Report of Independent Registered Public Accounting Firm
37	Information About Your Fund’s Expenses
38	Tax Information
39	Other Information
40	Advisory Agreement Board Considerations and Fee Evaluation
44	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA     INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Exempt Money Fund

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2020, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (the Fed) statements and actions, investor sentiment regarding U.S./China trade tensions and eventually, government and central bank responses to the coronavirus pandemic. In June 2019, a breakdown in the trade negotiations between the United States and China and signs of a slight U.S. economic slowdown disrupted financial markets and sent interest rates significantly lower. Driven by economic uncertainty resulting from the ongoing trade war, the Federal Open Market Committee (FOMC) reduced short-term rates to 2.0%–2.25% at its July 2019 meeting. The FOMC subsequently reduced rates two more times last year. By the fourth quarter of 2019 through early this year, many nagging concerns for financial market participants such as U.S./China trade tensions, Britain’s plans to exit the European Union and global economic weakness had receded, and equity and fixed-income markets were robust.

In January, the first news of the coronavirus outbreak in China reached the rest of the world, and by February and March, the virus had already spread dramatically in some parts of Europe and the United States. As worries about the outbreak grew, the U.S. financial system endured severe shocks as state and local governments imposed ever-increasing restrictions on public gatherings and shutdowns of significant portions of the U.S. economy, and the country instantly saw massive job losses and a sharp reduction in economic activity. In response, equity markets were subject to severe volatility, with all financial asset classes significantly impacted by the sudden onset of the crisis. Money markets were not exempt from the volatility as typical transaction flows and liquidity were impaired.

DWS Tax-Exempt Money Fund	|	3

In response, the Fed almost immediately enacted a series of measures to gradually restore liquidity to the money markets and boost confidence in financial markets overall. The Fed cut short-term rates by 1.5 percentage points, re-initiated quantitative easing through significant purchases of Treasury, agency, mortgage and high yield securities, restarted liquidity facilities that had been effective in boosting market liquidity during the 2008 financial crisis, and added new facilities. On the fiscal side, Congress and the administration enacted a $2.3 trillion aid package that included direct payments to individuals, enhanced unemployment benefits and loans to small businesses. These actions helped to stabilize equity markets to some degree and boosted investor confidence overall. Liquidity within the money markets, which all but disappeared in early March, was restored to a tremendous degree in April due to the above-mentioned monetary and fiscal measures. As a result, by the end of the period money markets had largely normalized. During early April, we saw significant declines in yields, with interest rate spreads between higher and lower rated credits trending rapidly toward pre-crisis levels, and LIBOR rates falling over 90 basis points.

Positive Contributors to Fund Performance

DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. The Portfolio’s most recent strategy, given a decade-high spike in 7-day municipal rates with the onset of the COVID-19 crisis, was to strongly emphasize floating-rate VRDNs (Variable Rate Demand Notes) given their record-setting high yields during March. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) At the same time, with the awareness that 7-day municipal rates would eventually fall back to more accustomed lower levels, we purchased short-term fixed-rate instruments. Beginning in June, when states around the country start their annual

4	|	DWS Tax-Exempt Money Fund

issuance of large tranches of municipal six- to 12-month fixed-rate issues during “note season,” we plan to cautiously extend the Portfolio’s duration to seek a balance of attractive tax-free yield, liquidity and price stability.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be what we believed to be more cautious during a time of market uncertainty. In the end this may have cost the Funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

The U.S. economy remains in a very difficult position, with GDP falling dramatically during the second quarter of 2020. With extremely large amounts of stimulus flowing from government sources, we foresee a continued huge volume of U.S. Treasury issuance, much of it in Treasury bills. Fed Chair Powell has stated that he does not favor negative U.S. short-term rates as a monetary tool. In addition, we are monitoring the gradual reopening of the U.S. economy across various states. Should the reopening proceed in phases in an orderly fashion, that also could also help to relieve some of the downward pressure on yields. In this environment, we will continue to look for opportunities to boost the Fund’s yield. At the same time, we understand that the situation for short-term money markets and financial markets overall is fluid, and will maintain a cautious approach.

We continue our insistence on what we believe to be the highest credit quality within the Funds. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Funds and to seek competitive yield for our shareholders.

DWS Tax-Exempt Money Fund	|	5

Fund Performance (as of April 30, 2020)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
DWS Tax-Exempt Money Fund	0.24%*
Equivalent Taxable Yield	0.37%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The 7-Day Current Yield would have been 0.16% had certain expenses not been reduced.

**

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

6	|	DWS Tax-Exempt Money Fund

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed- income securities, there is no guaranteed return of principal in case of default. Floating- rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

LIBOR, or the London Interbank Offered Rate, is a widely used benchmark for short-term taxable interest rates.

Quantitative easing (QE) is a type of monetary policy used by central banks to stimulate the economy. Central banks implement quantitative easing by purchasing financial assets from commercial banks and other financial institutions, thus raising the prices of those financial instruments and lowering their yields, while simultaneously increasing the money supply of a country or region.

DWS Tax-Exempt Money Fund	|	7

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/20	4/30/19
Municipal Investments
Municipal Variable Rate Demand Notes	67%	62%
Tax-Exempt Commercial Paper	12%	17%
Municipal Floating-Rate Notes	8%	5%
Municipal Bonds and Notes	4%	11%
Preferred Shares of Closed-End Investment Companies	9%	5%
	100%	100%

Weighted Average Maturity	4/30/20	4/30/19
Cash Account Trust — DWS Tax-Exempt Portfolio	18 days	13 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	21 days	19 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 9–19. A quarterly Fact Sheet is available on dws.com or upon request.

8	|	DWS Tax-Exempt Money Fund

Investment Portfolio	as of April 30, 2020

DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 94.2%
Alaska 0.2%

Alaska, State Housing Finance Corp., Capital Project, Series C, 0.23% *, 5/5/2020	360,000	360,000

Alaska, State Housing Finance Corp., Home Mortgage Revenue, Series D, 0.2% *, 5/5/2020, SPA: Federal Home Loan Bank	200,000	200,000

		560,000

Arizona 0.4%
Arizona, State Health Facilities Authority, Dignity Health Obligated Group, Series B, 0.25% *, 5/5/2020, LOC: Barclays Bank PLC	1,000,000	1,000,000

Arkansas 0.8%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.36% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	1,900,000	1,900,000

California 13.1%

California, Mizuho Floater/Residual Trust Various States: Series 2019-MIZ9003, 144A, 0.38% *, 5/5/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	10,000,000	10,000,000

Series 2019-MIZ9007, 0.47% *, 6/2/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	3,000,000	3,000,000

California, State Department of Water Resource Power Supply Revenue, TECP, 0.35%, 6/3/2020	10,531,000	10,531,000

San Francisco City & County, CA, Multi Family Housing Revenue, Transbay Block 8 Tower Apartments, Series H-1, 0.37% *, 5/5/2020, LOC: Bank of China Ltd.	8,060,000	8,060,000

		31,591,000

Colorado 0.2%
Colorado, State Housing & Finance Authority, Series I-AA2, 0.25% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	475,000	475,000

Connecticut 1.0%

Connecticut, Tender Option Bond Trust, Series 2019-ZF2779, 144A, 0.25% *, 5/5/2020, LIQ: Barclays Bank PLC	1,135,000	1,135,000

Connecticut, State General Obligation, Series D, 5.0%, 8/15/2020	1,065,000	1,077,598

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	9

	Principal Amount ($)	Value ($)

Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series X-2, 1.8%, Mandatory Put 2/9/2021 @ 100, 7/1/2037	280,000	282,032

		2,494,630

Delaware 0.6%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.22% *, 5/5/2020, LOC: PNC Bank NA	1,325,000	1,325,000

District of Columbia 0.1%
District of Columbia, Georgetown University Revenue, Series B-2, 0.19% *, 5/5/2020, LOC: Bank of America NA	135,000	135,000

Florida 5.4%

Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series A, AMT, 0.3% *, 5/5/2020, LIQ: Fannie Mae, LOC: Fannie Mae	820,000	820,000

Florida, Keys Aqueduct Authority, Water Revenue, 0.2% *, 5/5/2020, LOC: TD Bank NA	2,930,000	2,930,000

Florida, State Board of Public Education, Capital Outlay, Series B, 5.0%, 6/1/2020	2,700,000	2,709,112

Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.26% *, 5/5/2020, LOC: Northern Trust Company	4,150,000	4,150,000

Hillsborough County, FL, Housing Finance Authority Multi-Family Revenue, Claymore Crossings Apartments, AMT, 0.34% *, 5/5/2020, LOC: Citibank NA	575,000	575,000

Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.35% *, 5/5/2020, LOC: Northern Trust Company	1,300,000	1,300,000

Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.25% *, 5/5/2020, LOC: Freddie Mac	525,000	525,000

		13,009,112

Georgia 3.9%

Cobb County, GA, Hospital Authority Revenue, Anticipation Certificates, Equipment Pool Project, 0.25% *, 5/5/2020, LOC: Wells Fargo Bank NA	550,000	550,000

Douglas County, GA, Development Authority, Pandosia LLC Project, Series A, AMT, 0.28% *, 5/5/2020, LOC: Wells Fargo Bank NA	200,000	200,000

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.32% *, 5/5/2020, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000

Gordon County, GA, Development Authority, Pine Hall Brick Co., Inc. Project, AMT, 0.37% *, 5/5/2020, LOC: Branch Banking & Trust	175,000	175,000

The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)

Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.26% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	1,235,000	1,235,000

Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.4% *, 5/5/2020, LOC: Wells Fargo Bank NA	550,000	550,000

		9,510,000

Idaho 1.7%
Idaho, State Health Facilities Authority, Hospital Revenue, Trinity Health Credit Group, Series ID, 1.05% **, Mandatory Put 8/3/2020 @ 100, 12/1/2048	4,000,000	4,000,000

Illinois 9.6%

Brookfield, IL, Zoo Project, 0.22% *, 5/5/2020, LOC: Northern Trust Company	300,000	300,000

Channahon, IL, Morris Hospital Revenue, 0.25% *, 5/5/2020, LOC: U.S. Bank NA	5,695,000	5,695,000

Galesburg, IL, Knox College Project, 0.23% *, 5/5/2020, LOC: PNC Bank NA	1,800,000	1,800,000

Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 0.31% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	400,000	400,000

Illinois, State Development Finance Authority, American College Surgeons, 0.2% *, 5/5/2020, LOC: Northern Trust Company	782,000	782,000

Illinois, State Development Finance Authority, American Youth Hostels Project, 0.22% *, 5/5/2020, LOC: BMO Harris Bank NA	615,000	615,000

Illinois, State Development Finance Authority, Chicago Horticultural, 0.25% *, 5/5/2020, LOC: BMO Harris Bank NA	500,000	500,000

Illinois, State Development Finance Authority, Ignatius College Project, 0.23% *, 5/5/2020, LOC: PNC Bank NA	2,000,000	2,000,000

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.26% *, 5/5/2020, LOC: BMO Harris Bank NA	1,700,000	1,700,000

Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.26% *, 5/5/2020, LOC: PNC Bank NA	1,100,000	1,100,000

Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.22% *, 5/5/2020, LOC: BMO Harris Bank NA	485,000	485,000

Illinois, State Finance Authority Revenue, Clearbrook Project, 0.22% *, 5/5/2020, LOC: BMO Harris Bank NA	1,435,000	1,435,000

Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.23% *, 5/5/2020, LOC: Northern Trust Company	4,075,000	4,075,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	11

	Principal Amount ($)	Value ($)

Illinois, State Housing Development Authority, Multi-Family Revenue, Mattoon Towers Project, AMT, 0.45% *, 5/5/2020, LOC: Federal Home Loan Bank	620,000	620,000

Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.26% *, 5/5/2020, LOC: Freddie Mac	855,000	855,000

University of Illinois, 0.26% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	810,000	810,000

		23,172,000

Indiana 0.6%

Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 0.25% *, 5/5/2020, LOC: Federal Home Loan Bank	495,000	495,000

Indiana, State Finance Authority Revenue, Ascension Health Senior Credit Group, Series E4, 0.25% *, 5/5/2020	300,000	300,000

St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.24% *, 5/5/2020, LOC: PNC Bank NA	700,000	700,000

		1,495,000

Iowa 0.7%

Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.26% *, 5/5/2020	1,400,000	1,400,000

Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.28% *, 5/5/2020	405,000	405,000

		1,805,000

Kansas 0.4%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.38% *, 5/5/2020, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Kentucky 2.2%

Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.3% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	300,000	300,000

Kentucky, RBC Municipal Products, Inc.Trust: Series G116,144A, MUNIPSA + 0.200%, 0.42% **, Mandatory Put 5/1/2020 @ 100, 5/1/2025, LIQ:Royal Bank of Canada, LOC: Royal Bank of Canada	4,000,000	4,000,000

Series G119, 144A, MUNIPSA + 0.150%, 0.37% **, Mandatory Put 7/1/2020 @ 100, 1/1/2026, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	1,000,000	1,000,000

		5,300,000

Louisiana 1.0%

Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 0.32% *, 5/5/2020, LOC: Bank of America NA	985,000	985,000

The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)

Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.23% *, 5/5/2020, LOC: Freddie Mac	535,000	535,000

Louisiana, State Public Facilities Authority Revenue, Christus Health, Series B-2, 0.17% *, 5/5/2020, LOC: Bank of NY Mellon	950,000	950,000

		2,470,000

Maryland 3.5%

Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.19% *, 5/5/2020, LOC: Bank of America NA	125,000	125,000

Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.2% *, 5/5/2020, LOC: PNC Bank NA	2,025,000	2,025,000

Maryland, State Industrial Development Financing Authority, Economic Development Revenue, Paul Reed Smith Guitars, AMT, 0.24% *, 5/5/2020, LOC: PNC Bank NA.	6,265,000	6,265,000

		8,415,000

Massachusetts 2.5%

Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.24% *, 5/5/2020, LIQ: Citibank NA	2,300,000	2,300,000

Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 0.52% **, 11/1/2034	3,800,000	3,800,000

		6,100,000

Michigan 1.2%

Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.23% *, 5/5/2020, LOC: Bank of NY Mellon	430,000	430,000

Michigan, Municipal Bond Authority Revenue, Series 2010, Prerefunded 10/01/20 @ 100, 5.0%, 10/1/2027	2,000,000	2,035,143

Michigan, State Finance Authority Revenue, Hospital Project., Ascension Senior Credit Group, Series E-3, 0.21% *, 5/5/2020	400,000	400,000

		2,865,143

Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.25% *, 5/5/2020, GTY: Chevron Corp.	50,000	50,000

Missouri 1.8%

Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.25% *, 5/5/2020, LIQ: Citibank NA	2,660,000	2,660,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	13

	Principal Amount ($)	Value ($)

Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.21% *, 5/5/2020, LOC: U.S. Bank NA	100,000	100,000

St. Louis County, MO, Industrial Development Authority, Educational Whitefield School, Inc., Series B, 0.25% *, 5/5/2020, LOC: U.S. Bank NA	1,110,000	1,110,000

Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.4% *, 5/5/2020, LOC: Bank of America NA	420,000	420,000

		4,290,000

Nebraska 1.0%

Nebraska, State Investment Finance Authority, Multi Family Revenue, Irvington Heights, Series A, AMT, 0.3% *, 5/5/2020, LOC: Citibank NA	2,000,000	2,000,000

Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.26% *, 5/5/2020	300,000	300,000

		2,300,000

Nevada 2.2%

Clark County, NV, Airport Revenue:

Series D-2B, 0.25% *, 5/5/2020, LOC: Royal Bank of Canada	370,000	370,000

Series D-2A, 0.2% *, 5/5/2020, LOC: Wells Fargo Bank NA	375,000	375,000

Clark County, NV, Airport Systems Revenue:

Series D-1, 0.23% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	1,000,000	1,000,000

Series D-3, 0.23% *, 5/5/2020, LOC: Bank of America NA	800,000	800,000

Nevada, State Housing Division, Single Family Mortgage Revenue, Series C, 1.2%, Mandatory Put 12/31/2020 @ 100, 10/1/2051	2,500,000	2,500,000

Reno, NV, Hospital Revenue, Reknown Regular Medical Center Project, Series A, 0.2% *, 5/5/2020, LOC: Wells Fargo Bank NA	240,000	240,000

		5,285,000

New Jersey 1.0%
New Jersey, State Economic Development Authority, Jewish Community Center Project, 0.27% *, 5/5/2020, LOC: Bank of America NA	2,395,000	2,395,000

New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.25% *, 5/5/2020, LOC: Freddie Mac	1,050,000	1,050,000

The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
New York 3.8%

New York, State Dormitory Authority Revenue, Non State Supported Debt High Land Community Development Corp., Series B, 0.28% *, 5/5/2020, LOC: HSBC Bank U.S.A. NA	110,000	110,000

New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jamaica First Parking LLC Project, 0.24% *, 5/5/2020, LOC: TD Bank NA	200,000	200,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB, 0.32% *, 5/5/2020, SPA: Industrial and Commercial Bank of China	2,545,000	2,545,000

New York City, NY, Transitional Finance Authority Revenue, Series 1-A, 0.21% *, 5/5/2020, LIQ: Landesbank Hessen-Thuringen	350,000	350,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-7, 0.2% *, 5/5/2020, SPA: State Street Bank & Trust Co.	1,450,000	1,450,000

New York, NY, General Obligation:

Series B-3, 0.52% *, 6/1/2020	3,410,000	3,410,000

Series E, 5.0%, 8/1/2020	1,000,000	1,010,275

		9,075,275

North Carolina 0.1%

New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 0.24% *, 5/5/2020, LOC: PNC Bank NA	270,000	270,000

North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.27% *, 5/5/2020, LOC: Branch Banking & Trust	15,000	15,000

		285,000

Ohio 6.8%

Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.31% *, 5/7/2020, LOC: Northern Trust Company	8,900,000	8,900,000

Franklin County, OH, Trinity Health Credit Group, 1.05% **, Mandatory Put 8/3/2020 @ 100, 12/1/2046	5,000,000	5,000,000

Hamilton County, OH, Economic Development Revenue, St Xavier High School Project, 0.2% *, 5/5/2020, LOC: PNC Bank NA	1,585,000	1,585,000

Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.24% *, 5/5/2020, LOC: BMO Harris Bank NA	1,000,000	1,000,000

		16,485,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	15

	Principal Amount ($)	Value ($)
Oklahoma 1.6%
Oklahoma, Tender Option Bond Trust Floaters, Series 2018-XM0708, 144A, AMT, 0.4% *, 5/5/2020, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000

Pennsylvania 2.0%

Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.23% *, 5/5/2020, LOC: PNC Bank NA	700,000	700,000

Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.25% *, 5/5/2020, LOC: PNC Bank NA	600,000	600,000

Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.25% *, 5/5/2020, LOC: PNC Bank NA	225,000	225,000

Pennsylvania, Tender Option Bond Trust, Series 2019-ZF2779, 144A, 0.25% *, 5/5/2020, LIQ: Barclays Bank PLC	1,500,000	1,500,000

Philadelphia, PA, General Obligation, Series B, 0.2% *, 5/5/2020, LOC: Barclays Bank PLC	1,915,000	1,915,000

		4,940,000

Rhode Island 0.5%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.26% *, 5/5/2020, LOC: TD Bank NA	1,325,000	1,325,000

South Dakota 1.2%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.2% *, 5/5/2020, LOC: U.S. Bank NA	2,860,000	2,860,000

Tennessee 7.3%

Blount County, TN, Public Building Authority, Local Government Public Improvement:

Series E6A, 0.29% *, 5/5/2020, LOC: Branch Banking & Trust	3,960,000	3,960,000

Series E7A, 0.29% *, 5/5/2020, LOC: Branch Banking & Trust	2,380,000	2,380,000

Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.2% *, 5/5/2020, LOC: U.S. Bank NA	700,000	700,000

Memphis, TN, Health Educational & Housing Facility Board, Multi-Family Housing Revenue, Ashland Lakes II Apartments Project, Series A, AMT, 0.29% *, 5/5/2020, LOC: U.S. Bank NA	2,000,000	2,000,000

Sevier County, TN, Public Building Authority, Local Government Public Improvement Bonds, Series VVB1W, 0.29% *, 5/5/2020, LOC: Branch Banking & Trust	4,945,000	4,945,000

The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)

Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, 0.19% *, 5/5/2020, LIQ: Fannie Mae, LOC: Fannie Mae	3,550,000	3,550,000

		17,535,000

Texas 11.7%

Harris County, TX, Hospital District Revenue, 0.25% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	565,000	565,000

Harris County, TX, Houston Port Authority, TECP, 1.3%, 5/7/2020	100,000	100,000

Harris County, TX, IAM Commercial Paper Notes, Series 2010-D, TECP, 1.15%, 5/7/2020	6,521,000	6,521,000

Houston, TX, Airport Systems Revenue, 0.26% *, 5/5/2020, LOC: Barclays Bank PLC	4,430,000	4,430,000

Houston, TX, Utility System Revenue, IAM Commercial Paper, Series 2020-B4, TECP, 1.24%, 5/19/2020	1,000,000	1,000,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group:

Series C-2, 0.23% *, 5/5/2020, LOC: Bank of NY Mellon	1,030,000	1,030,000

Series C-4, 0.26% *, 5/5/2020, LOC: Bank of Montreal	100,000	100,000

Texas, State Transportation Revenue, 4.0%, 8/27/2020	400,000	403,538

Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.25% *, 5/5/2020, LIQ: Citibank NA	3,100,000	3,100,000

University of Texas, Permanent University Funding, TECP, 1.09%, 6/4/2020	11,000,000	11,000,000

		28,249,538

Virginia 0.3%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.4% *, 5/5/2020, LOC: Northern Trust Company	825,000	825,000

Wisconsin 0.2%

Byron, WI, Industrial Development Revenue, Ocean Spray, Inc., Project, 0.23% *, 5/5/2020, LOC: Bank of America NA	300,000	300,000

Wisconsin, University Hospitals & Clinics Authority, Series B, 0.21% *, 5/5/2020, LOC: U.S. Bank NA	275,000	275,000

		575,000

Other 3.2%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series M027, 144A, 0.24% *, 5/5/2020, LIQ: Freddie Mac	2,775,000	2,775,000

“A”, Series M031, 144A, 0.25% *, 5/5/2020, LIQ: Freddie Mac	2,900,000	2,900,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	17

	Principal Amount ($)	Value ($)

“A”, Series M-055, 1-month USD LIBOR + 0.210%, 0.43% **, 6/15/2035	2,015,000	2,015,000

		7,690,000
Total Municipal Investments (Cost $227,586,698)		227,586,698

Preferred Shares of Closed-End Investment Companies 9.2%
California

California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.95% *, 5/5/2020	1,500,000	1,500,000

California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 0.37% *, 5/5/2020, LIQ: Citibank NA	1,400,000	1,400,000

California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.34% *, 5/5/2020, LIQ: Societe Generate	9,500,000	9,500,000

California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.43% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $22,400,000)		22,400,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $249,986,698)	103.4	249,986,698
Other Assets and Liabilities, Net	(3.4)	(8,316,715)

Net Assets	100.0	241,669,983

*

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2020. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Exempt Money Fund

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$227,586,698	$—	$227,586,698
Preferred Shares of Closed-End Investment Companies	—	22,400,000	—	22,400,000
Total	$—	$249,986,698	$—	$249,986,698

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	19

Statement of Assets and Liabilities

as of April 30, 2020

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$249,986,698
Cash	1,329,235
Receivable for investments sold	305,000
Receivable for Fund shares sold	82,482
Interest receivable	474,495
Other assets	51,588
Total assets	252,229,498

Liabilities
Payable for investments purchased	10,361,221
Payable for Fund shares redeemed	24,790
Distributions payable	23,305
Accrued Trustees’ fees	3,553
Other accrued expenses and payables	146,646
Total liabilities	10,559,515
Net assets, at value	$241,669,983

Net Assets Consist of
Distributable earnings (loss)	(28,504)
Paid-in capital	241,698,487
Net assets, at value	$241,669,983

The accompanying notes are an integral part of the financial statements.

20	|	DWS Tax-Exempt Money Fund

Statement of Assets and Liabilities as of April 30, 2020 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($34,636,564 ÷ 34,609,639 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($116,872,025 ÷ 116,781,227 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($48,737,251 ÷ 48,699,362 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($2,698,249 ÷ 2,696,151 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($31,752,662 ÷ 31,727,964 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($6,973,232 ÷ 6,967,809 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	21

Statement of Operations

for the year ended April 30, 2020

Investment Income	DWS Tax-Exempt Portfolio

Income:
Interest	$4,042,801
Expenses:

Management fee	224,068
Administration fee	275,397
Services to shareholders	161,489
Distribution and service fees	164,717
Custodian fee	11,394
Professional fees	57,969
Reports to shareholders	98,624
Registration fees	102,460
Trustees’ fees and expenses	13,486
Other	61,537
Total expenses before expense reductions	1,171,141
Expense reductions	(357,939)
Total expenses after expense reductions	813,202
Net investment income	3,229,599
Net realized gain (loss) from investments	10,295
Net increase (decrease) in net assets resulting from operations	$3,239,894

The accompanying notes are an integral part of the financial statements.

22	|	DWS Tax-Exempt Money Fund

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2020	2019

Operations:

Net investment income	$3,229,599	$3,679,217
Net realized gain (loss)	10,295	16,792
Net increase in net assets resulting from operations	3,239,894	3,696,009
Distributions to shareholders:

DWS Tax-Exempt Cash Premier Shares	(624,839)	(554,487)
DWS Tax-Exempt Money Fund	(1,488,005)	(1,689,303)
DWS Tax-Free Money Fund Class S	(559,792)	(640,705)
Service Shares	(54,983)	(115,693)
Tax-Exempt Cash Managed Shares	(447,762)	(607,973)
Tax-Free Investment Class	(54,218)	(58,355)
Total distributions	(3,229,599)	(3,666,516)
Fund share transactions:

Proceeds from shares sold	242,684,916	459,762,725
Reinvestment of distributions	2,627,334	2,971,761
Payments for shares redeemed	(295,201,755)	(485,955,370)
Net increase (decrease) in net assets from Fund share transactions	(49,889,505)	(23,220,884)
Increase (decrease) in net assets	(49,879,210)	(23,191,391)
Net assets at beginning of period	291,549,193	314,740,584

Net assets at end of period	$241,669,983	$291,549,193

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	23

Financial Highlights

DWS Tax-Exempt Portfolio

DWS Tax-Exempt Money Fund

	Years Ended April 30,
	2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.012	.013	.008	.005		.000	*
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000	)*	.000	*
Total from investment operations	.012	.013	.008	.005		.000	*
Less distributions from:

Net investment income	(.012)	(.013)	(.008)	(.005)		(.000	)*
Net realized gains	—	—	—	(.000	)*	(.000	)*
Total distributions	(.012)	(.013)	(.008)	(.005)		(.000	)*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return (%)[a]	1.25	1.34	.83	.50		.04

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	117	124	136	143		171
Ratio of expenses before expense reductions (%)	.35	.38	.33	.30		.26
Ratio of expenses after expense reductions (%)	.22	.22	.23	.25		.12
Ratio of net investment income (%)	1.24	1.33	.82	.41		.03

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

24	|	DWS Tax-Exempt Money Fund

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including

DWS Tax-Exempt Money Fund	|	25

quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2020, the Fund had a net tax basis capital loss carryforward of approximately $5,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

26	|	DWS Tax-Exempt Money Fund

At April 30, 2020, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

DWS Tax-Exempt Portfolio:
Capital loss carryforwards	$(5,000)

At April 30, 2020, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $249,986,698.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
Portfolio	2020	2019
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$3,229,599	$3,666,516

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and

DWS Tax-Exempt Money Fund	|	27

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2020, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

For the period from May 1, 2019 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Money Fund.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

For the year ended April 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$62,304
DWS Tax-Exempt Money Fund	152,696
DWS Tax-Free Money Fund Class S	60,068
Service Shares	19,359
Tax-Exempt Cash Managed Shares	55,046
Tax-Free Investment Class	8,466
$357,939

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee”)

28	|	DWS Tax-Exempt Money Fund

of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2020, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2020
DWS Tax-Exempt Portfolio	$275,397	$18,942

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2020, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2020
DWS Tax-Exempt Cash Premier Shares	$4,018	$631
DWS Tax-Exempt Money Fund	32,928	5,409
DWS Tax-Free Money Fund Class S	27,214	4,470
Service Shares	34,892	1,293
Tax-Exempt Cash Managed Shares	19,496	3,251
Tax-Free Investment Class	5,416	1,078
	$123,964	$16,132

In addition, for the year ended April 30, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$5,646
DWS Tax-Free Money Fund Class S	2,832
$8,478

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

DWS Tax-Exempt Money Fund	|	29

For the year ended April 30, 2020, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Service Shares	$83,045	$1,648	.60%	.60%
Tax-Free Investment Class	15,648	1,017	.25%	.25%
	$98,693	$2,665

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2020, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$61,643	$4,062	.15%	.15%
Tax-Free Investment Class	4,381	285	.07%	.07%
	$66,024	$4,347

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2020
DWS Tax-Exempt Portfolio	$54,642	$25,851

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2020, the Fund engaged in securities purchases of $267,395,000 and securities sales of $511,467,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual

30	|	DWS Tax-Exempt Money Fund

commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2020.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Portfolio

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	41,862,423	$41,862,423	62,299,935	$62,299,935
DWS Tax-Exempt Money Fund	25,715,447	25,715,447	34,172,341	34,172,341
DWS Tax-Free Money Fund Class S	11,739,197	11,739,197	11,153,741	11,153,741
Service Shares	33,023,031	33,023,031	53,988,330	53,988,330
Tax-Exempt Cash Managed Shares	118,617,749	118,617,749	286,624,984	286,624,984
Tax-Free Investment Class	11,693,258	11,693,258	11,523,394	11,523,394
Account Maintenance Fees	—	33,811	—	—
		$242,684,916		$459,762,725

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	530,544	$530,544	537,230	$537,230
DWS Tax-Exempt Money Fund	1,463,011	1,463,011	1,659,886	1,659,886
DWS Tax-Free Money Fund Class S	527,080	527,080	607,214	607,214
Service Shares	52,042	52,042	108,406	108,406
Tax-Exempt Cash Managed Shares	1,388	1,388	1,638	1,638
Tax-Free Investment Class	53,269	53,269	57,387	57,387
		$2,627,334		$2,971,761

DWS Tax-Exempt Money Fund	|	31

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(57,237,476)	$(57,237,476)	(54,454,045)	$(54,454,045)
DWS Tax-Exempt Money Fund	(34,688,889)	(34,688,889)	(47,917,455)	(47,917,455)
DWS Tax-Free Money Fund Class S	(15,200,338)	(15,200,338)	(11,058,223)	(11,058,223)
Service Shares	(44,213,765)	(44,213,765)	(82,572,012)	(82,572,012)
Tax-Exempt Cash Managed Shares	(132,627,792)	(132,627,792)	(279,241,365)	(279,241,365)
Tax-Free Investment Class	(11,233,495)	(11,233,495)	(10,712,270)	(10,712,270)
		$(295,201,755)		$(485,955,370)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(14,844,509)	$(14,844,509)	8,383,120	$8,383,120
DWS Tax-Exempt Money Fund	(7,510,431)	(7,510,431)	(12,085,228)	(12,085,228)
DWS Tax-Free Money Fund Class S	(2,934,061)	(2,934,061)	702,732	702,732
Service Shares	(11,138,692)	(11,138,692)	(28,475,276)	(28,475,276)
Tax-Exempt Cash Managed Shares	(14,008,655)	(14,008,655)	7,385,257	7,385,257
Tax-Free Investment Class	513,032	513,032	868,511	868,511
Account Maintenance Fees	—	33,811	—	—
		$(49,889,505)		$(23,220,884)

E. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in

32	|	DWS Tax-Exempt Money Fund

monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

F. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

G. Subsequent Event

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other

DWS Tax-Exempt Money Fund	|	33

registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

34	|	DWS Tax-Exempt Money Fund

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Tax-Exempt Portfolio (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the investment portfolio, as of April 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial

DWS Tax-Exempt Money Fund	|	35

reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 26, 2020

36	|	DWS Tax-Exempt Money Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for DWS Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2019 to April 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Tax-Exempt Money Fund	|	37

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2020 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Money Fund
Beginning Account Value 11/1/19	$1,000.00
Ending Account Value 4/30/20	$1,006.00
Expenses Paid per $1,000*	$1.10

Hypothetical 5% Fund Return
Beginning Account Value 11/1/19	$1,000.00
Ending Account Value 4/30/20	$1,023.77
Expenses Paid per $1,000*	$1.11

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
DWS Tax-Exempt Money Fund	.22%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2020, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

38	|	DWS Tax-Exempt Money Fund

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

DWS Tax-Exempt Money Fund	|	39

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

40	|	DWS Tax-Exempt Money Fund

Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2018, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 3rd quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

DWS Tax-Exempt Money Fund	|	41

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). Based on Broadridge data provided as of December 31, 2018, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares, DWS Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, DWS Tax-Exempt Money Fund shares and DWS Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

42	|	DWS Tax-Exempt Money Fund

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Tax-Exempt Money Fund	|	43

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.

The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.

Independent Board Members
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: ICI Mutual Insurance Company; Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	74	—

44	|	DWS Tax-Exempt Money Fund

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	74	Portland General Electric[2] (utility company) (2003– present)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	74	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	74	Director, Aberdeen Japan Fund (since 2007)

DWS Tax-Exempt Money Fund	|	45

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	74	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	74	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	74	—

46	|	DWS Tax-Exempt Money Fund

Officers[4]
Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche Funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020)
John Millette[7] (1962) Vice President and Secretary, 1999–present

Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); Assistant Secretary, DBX ETF Trust (2019–2020); Assistant Secretary (July 14, 2006–December 31, 2010) and Secretary (January 31, 2006–July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.

Ciara Crawford[8] (1984) Assistant Secretary, (2019–present)	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[7] (1966) Chief Financial Officer and Treasurer, 2018–present	Director,[3] DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[7] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[7] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)

DWS Tax-Exempt Money Fund	|	47

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] DWS; AML Officer, DWS Trust Company; AML Officer, DBX ETF Trust (2014–present); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2014–present)

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 875 Third Avenue, New York, NY 10022.

[7]	Address: One International Place, Boston, MA 02110.

[8]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

48	|	DWS Tax-Exempt Money Fund

Notes

Notes

Notes

DTEMF-2

(R-027590-9 6/20)

April 30, 2020

Annual Report

to Shareholders

Tax-Free Investment Class

DWS Tax-Exempt Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Management Review
8	Portfolio Summary
9	Investment Portfolio
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements

35	Report of Independent Registered Public Accounting Firm
37	Information About Your Fund’s Expenses
38	Tax Information
39	Other Information
40	Advisory Agreement Board Considerations and Fee Evaluation
44	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Tax-Free Investment Class

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2020, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (the Fed) statements and actions, investor sentiment regarding U.S./China trade tensions and eventually, government and central bank responses to the coronavirus pandemic. In June 2019, a breakdown in the trade negotiations between the United States and China and signs of a slight U.S. economic slowdown disrupted financial markets and sent interest rates significantly lower. Driven by economic uncertainty resulting from the ongoing trade war, the Federal Open Market Committee (FOMC) reduced short-term rates to 2.0%–2.25% at its July 2019 meeting. The FOMC subsequently reduced rates two more times last year. By the fourth quarter of 2019 through early this year, many nagging concerns for financial market participants such as U.S./China trade tensions, Britain’s plans to exit the European Union and global economic weakness had receded, and equity and fixed-income markets were robust.

In January, the first news of the coronavirus outbreak in China reached the rest of the world, and by February and March, the virus had already spread dramatically in some parts of Europe and the United States. As worries about the outbreak grew, the U.S. financial system endured severe shocks as state and local governments imposed ever-increasing restrictions on public gatherings and shutdowns of significant portions of the U.S. economy, and the country instantly saw massive job losses and a sharp reduction in economic activity. In response, equity markets were subject to severe volatility, with all financial asset classes significantly impacted by the sudden onset of the crisis. Money markets were not exempt from the volatility as typical transaction flows and liquidity were impaired.

Tax-Free Investment Class	|	3

In response, the Fed almost immediately enacted a series of measures to gradually restore liquidity to the money markets and boost confidence in financial markets overall. The Fed cut short-term rates by 1.5 percentage points, re-initiated quantitative easing through significant purchases of Treasury, agency, mortgage and high yield securities, restarted liquidity facilities that had been effective in boosting market liquidity during the 2008 financial crisis, and added new facilities. On the fiscal side, Congress and the administration enacted a $2.3 trillion aid package that included direct payments to individuals, enhanced unemployment benefits and loans to small businesses. These actions helped to stabilize equity markets to some degree and boosted investor confidence overall. Liquidity within the money markets, which all but disappeared in early March, was restored to a tremendous degree in April due to the above-mentioned monetary and fiscal measures. As a result, by the end of the period money markets had largely normalized. During early April, we saw significant declines in yields, with interest rate spreads between higher and lower rated credits trending rapidly toward pre-crisis levels, and LIBOR rates falling over 90 basis points.

Positive Contributors to Fund Performance

DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. The Portfolio’s most recent strategy, given a decade-high spike in 7-day municipal rates with the onset of the COVID-19 crisis, was to strongly emphasize floating-rate VRDNs (Variable Rate Demand Notes) given their record-setting high yields during March. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) At the same time, with the awareness that 7-day municipal rates would eventually fall back to more accustomed lower levels, we purchased short-term fixed-rate instruments. Beginning in June, when states around the country start their annual

4	|	Tax-Free Investment Class

issuance of large tranches of municipal six- to 12-month fixed-rate issues during “note season,” we plan to cautiously extend the Portfolio’s duration to seek a balance of attractive tax-free yield, liquidity and price stability.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be what we believed to be more cautious during a time of market uncertainty. In the end this may have cost the Funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

The U.S. economy remains in a very difficult position, with GDP falling dramatically during the second quarter of 2020. With extremely large amounts of stimulus flowing from government sources, we foresee a continued huge volume of U.S. Treasury issuance, much of it in Treasury bills. Fed Chair Powell has stated that he does not favor negative U.S. short-term rates as a monetary tool. In addition, we are monitoring the gradual reopening of the U.S. economy across various states. Should the reopening proceed in phases in an orderly fashion, that also could also help to relieve some of the downward pressure on yields. In this environment, we will continue to look for opportunities to boost the Fund’s yield. At the same time, we understand that the situation for short-term money markets and financial markets overall is fluid, and will maintain a cautious approach.

We continue our insistence on what we believe to be the highest credit quality within the Funds. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Funds and to seek competitive yield for our shareholders.

Tax-Free Investment Class	|	5

Fund Performance (as of April 30, 2020)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
Tax-Free Investment Class	0.01%*
Equivalent Taxable Yield	0.02%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The 7-Day Current Yield would have been -0.19%, had certain expenses not been reduced.

**

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

6	|	Tax-Free Investment Class

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed- income securities, there is no guaranteed return of principal in case of default. Floating- rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

LIBOR, or the London Interbank Offered Rate, is a widely used benchmark for short-term taxable interest rates.

Quantitative easing (QE) is a type of monetary policy used by central banks to stimulate the economy. Central banks implement quantitative easing by purchasing financial assets from commercial banks and other financial institutions, thus raising the prices of those financial instruments and lowering their yields, while simultaneously increasing the money supply of a country or region.

Tax-Free Investment Class	|	7

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/20	4/30/19
Municipal Investments
Municipal Variable Rate Demand Notes	67%	62%
Tax-Exempt Commercial Paper	12%	17%
Municipal Floating-Rate Notes	8%	5%
Municipal Bonds and Notes	4%	11%
Preferred Shares of Closed-End Investment Companies	9%	5%
	100%	100%

Weighted Average Maturity	4/30/20	4/30/19
Cash Account Trust — DWS Tax-Exempt Portfolio	18 days	13 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	21 days	19 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 9–19. A quarterly Fact Sheet is available on dws.com or upon request.

8	|	Tax-Free Investment Class

Investment Portfolio	as of April 30, 2020

DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 94.2%
Alaska 0.2%

Alaska, State Housing Finance Corp., Capital Project, Series C, 0.23% *, 5/5/2020	360,000	360,000

Alaska, State Housing Finance Corp., Home Mortgage Revenue, Series D, 0.2% *, 5/5/2020, SPA: Federal Home Loan Bank	200,000	200,000

		560,000

Arizona 0.4%
Arizona, State Health Facilities Authority, Dignity Health Obligated Group, Series B, 0.25% *, 5/5/2020, LOC: Barclays Bank PLC	1,000,000	1,000,000

Arkansas 0.8%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.36% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	1,900,000	1,900,000

California 13.1%

California, Mizuho Floater/Residual Trust Various States: Series 2019-MIZ9003, 144A, 0.38% *, 5/5/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	10,000,000	10,000,000

Series 2019-MIZ9007, 0.47% *, 6/2/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	3,000,000	3,000,000

California, State Department of Water Resource Power Supply Revenue, TECP, 0.35%, 6/3/2020	10,531,000	10,531,000

San Francisco City & County, CA, Multi Family Housing Revenue, Transbay Block 8 Tower Apartments, Series H-1, 0.37% *, 5/5/2020, LOC: Bank of China Ltd.	8,060,000	8,060,000

		31,591,000

Colorado 0.2%
Colorado, State Housing & Finance Authority, Series I-AA2, 0.25% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	475,000	475,000

Connecticut 1.0%

Connecticut, Tender Option Bond Trust, Series 2019-ZF2779, 144A, 0.25% *, 5/5/2020, LIQ: Barclays Bank PLC	1,135,000	1,135,000

Connecticut, State General Obligation, Series D, 5.0%, 8/15/2020	1,065,000	1,077,598

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	9

	Principal Amount ($)	Value ($)

Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series X-2, 1.8%, Mandatory Put 2/9/2021 @ 100, 7/1/2037	280,000	282,032

		2,494,630

Delaware 0.6%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.22% *, 5/5/2020, LOC: PNC Bank NA	1,325,000	1,325,000

District of Columbia 0.1%
District of Columbia, Georgetown University Revenue, Series B-2, 0.19% *, 5/5/2020, LOC: Bank of America NA	135,000	135,000

Florida 5.4%

Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series A, AMT, 0.3% *, 5/5/2020, LIQ: Fannie Mae, LOC: Fannie Mae	820,000	820,000

Florida, Keys Aqueduct Authority, Water Revenue, 0.2% *, 5/5/2020, LOC: TD Bank NA	2,930,000	2,930,000

Florida, State Board of Public Education, Capital Outlay, Series B, 5.0%, 6/1/2020	2,700,000	2,709,112

Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.26% *, 5/5/2020, LOC: Northern Trust Company	4,150,000	4,150,000

Hillsborough County, FL, Housing Finance Authority Multi-Family Revenue, Claymore Crossings Apartments, AMT, 0.34% *, 5/5/2020, LOC: Citibank NA	575,000	575,000

Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.35% *, 5/5/2020, LOC: Northern Trust Company	1,300,000	1,300,000

Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.25% *, 5/5/2020, LOC: Freddie Mac	525,000	525,000

		13,009,112

Georgia 3.9%

Cobb County, GA, Hospital Authority Revenue, Anticipation Certificates, Equipment Pool Project, 0.25% *, 5/5/2020, LOC: Wells Fargo Bank NA	550,000	550,000

Douglas County, GA, Development Authority, Pandosia LLC Project, Series A, AMT, 0.28% *, 5/5/2020, LOC: Wells Fargo Bank NA	200,000	200,000

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.32% *, 5/5/2020, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000

Gordon County, GA, Development Authority, Pine Hall Brick Co., Inc. Project, AMT, 0.37% *, 5/5/2020, LOC: Branch Banking & Trust	175,000	175,000

The accompanying notes are an integral part of the financial statements.

10	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)

Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.26% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	1,235,000	1,235,000

Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.4% *, 5/5/2020, LOC: Wells Fargo Bank NA	550,000	550,000

		9,510,000

Idaho 1.7%
Idaho, State Health Facilities Authority, Hospital Revenue, Trinity Health Credit Group, Series ID, 1.05% **, Mandatory Put 8/3/2020 @ 100, 12/1/2048	4,000,000	4,000,000

Illinois 9.6%

Brookfield, IL, Zoo Project, 0.22% *, 5/5/2020, LOC: Northern Trust Company	300,000	300,000

Channahon, IL, Morris Hospital Revenue, 0.25% *, 5/5/2020, LOC: U.S. Bank NA	5,695,000	5,695,000

Galesburg, IL, Knox College Project, 0.23% *, 5/5/2020, LOC: PNC Bank NA	1,800,000	1,800,000

Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 0.31% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	400,000	400,000

Illinois, State Development Finance Authority, American College Surgeons, 0.2% *, 5/5/2020, LOC: Northern Trust Company	782,000	782,000

Illinois, State Development Finance Authority, American Youth Hostels Project, 0.22% *, 5/5/2020, LOC: BMO Harris Bank NA	615,000	615,000

Illinois, State Development Finance Authority, Chicago Horticultural, 0.25% *, 5/5/2020, LOC: BMO Harris Bank NA	500,000	500,000

Illinois, State Development Finance Authority, Ignatius College Project, 0.23% *, 5/5/2020, LOC: PNC Bank NA	2,000,000	2,000,000

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.26% *, 5/5/2020, LOC: BMO Harris Bank NA	1,700,000	1,700,000

Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.26% *, 5/5/2020, LOC: PNC Bank NA	1,100,000	1,100,000

Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.22% *, 5/5/2020, LOC: BMO Harris Bank NA	485,000	485,000

Illinois, State Finance Authority Revenue, Clearbrook Project, 0.22% *, 5/5/2020, LOC: BMO Harris Bank NA	1,435,000	1,435,000

Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.23% *, 5/5/2020, LOC: Northern Trust Company	4,075,000	4,075,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	11

	Principal Amount ($)	Value ($)

Illinois, State Housing Development Authority, Multi-Family Revenue, Mattoon Towers Project, AMT, 0.45% *, 5/5/2020, LOC: Federal Home Loan Bank	620,000	620,000

Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.26% *, 5/5/2020, LOC: Freddie Mac	855,000	855,000

University of Illinois, 0.26% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	810,000	810,000

		23,172,000

Indiana 0.6%

Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 0.25% *, 5/5/2020, LOC: Federal Home Loan Bank	495,000	495,000

Indiana, State Finance Authority Revenue, Ascension Health Senior Credit Group, Series E4, 0.25% *, 5/5/2020	300,000	300,000

St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.24% *, 5/5/2020, LOC: PNC Bank NA	700,000	700,000

		1,495,000

Iowa 0.7%

Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.26% *, 5/5/2020	1,400,000	1,400,000

Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.28% *, 5/5/2020	405,000	405,000

		1,805,000

Kansas 0.4%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.38% *, 5/5/2020, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Kentucky 2.2%

Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.3% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	300,000	300,000

Kentucky, RBC Municipal Products, Inc.Trust: Series G116,144A, MUNIPSA + 0.200%, 0.42% **, Mandatory Put 5/1/2020 @ 100, 5/1/2025, LIQ:Royal Bank of Canada, LOC: Royal Bank of Canada	4,000,000	4,000,000

Series G119, 144A, MUNIPSA + 0.150%, 0.37% **, Mandatory Put 7/1/2020 @ 100, 1/1/2026, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	1,000,000	1,000,000

		5,300,000

Louisiana 1.0%

Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 0.32% *, 5/5/2020, LOC: Bank of America NA	985,000	985,000

The accompanying notes are an integral part of the financial statements.

12	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)

Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.23% *, 5/5/2020, LOC: Freddie Mac	535,000	535,000

Louisiana, State Public Facilities Authority Revenue, Christus Health, Series B-2, 0.17% *, 5/5/2020, LOC: Bank of NY Mellon	950,000	950,000

		2,470,000

Maryland 3.5%

Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.19% *, 5/5/2020, LOC: Bank of America NA	125,000	125,000

Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.2% *, 5/5/2020, LOC: PNC Bank NA	2,025,000	2,025,000

Maryland, State Industrial Development Financing Authority, Economic Development Revenue, Paul Reed Smith Guitars, AMT, 0.24% *, 5/5/2020, LOC: PNC Bank NA.	6,265,000	6,265,000

		8,415,000

Massachusetts 2.5%

Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.24% *, 5/5/2020, LIQ: Citibank NA	2,300,000	2,300,000

Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 0.52% **, 11/1/2034	3,800,000	3,800,000

		6,100,000

Michigan 1.2%

Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.23% *, 5/5/2020, LOC: Bank of NY Mellon	430,000	430,000

Michigan, Municipal Bond Authority Revenue, Series 2010, Prerefunded 10/01/20 @ 100, 5.0%, 10/1/2027	2,000,000	2,035,143

Michigan, State Finance Authority Revenue, Hospital Project., Ascension Senior Credit Group, Series E-3, 0.21% *, 5/5/2020	400,000	400,000

		2,865,143

Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.25% *, 5/5/2020, GTY: Chevron Corp.	50,000	50,000

Missouri 1.8%

Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.25% *, 5/5/2020, LIQ: Citibank NA	2,660,000	2,660,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	13

	Principal Amount ($)	Value ($)

Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.21% *, 5/5/2020, LOC: U.S. Bank NA	100,000	100,000

St. Louis County, MO, Industrial Development Authority, Educational Whitefield School, Inc., Series B, 0.25% *, 5/5/2020, LOC: U.S. Bank NA	1,110,000	1,110,000

Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.4% *, 5/5/2020, LOC: Bank of America NA	420,000	420,000

		4,290,000

Nebraska 1.0%

Nebraska, State Investment Finance Authority, Multi Family Revenue, Irvington Heights, Series A, AMT, 0.3% *, 5/5/2020, LOC: Citibank NA	2,000,000	2,000,000

Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.26% *, 5/5/2020	300,000	300,000

		2,300,000

Nevada 2.2%

Clark County, NV, Airport Revenue:

Series D-2B, 0.25% *, 5/5/2020, LOC: Royal Bank of Canada	370,000	370,000

Series D-2A, 0.2% *, 5/5/2020, LOC: Wells Fargo Bank NA	375,000	375,000

Clark County, NV, Airport Systems Revenue:

Series D-1, 0.23% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	1,000,000	1,000,000

Series D-3, 0.23% *, 5/5/2020, LOC: Bank of America NA	800,000	800,000

Nevada, State Housing Division, Single Family Mortgage Revenue, Series C, 1.2%, Mandatory Put 12/31/2020 @ 100, 10/1/2051	2,500,000	2,500,000

Reno, NV, Hospital Revenue, Reknown Regular Medical Center Project, Series A, 0.2% *, 5/5/2020, LOC: Wells Fargo Bank NA	240,000	240,000

		5,285,000

New Jersey 1.0%
New Jersey, State Economic Development Authority, Jewish Community Center Project, 0.27% *, 5/5/2020, LOC: Bank of America NA	2,395,000	2,395,000

New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.25% *, 5/5/2020, LOC: Freddie Mac	1,050,000	1,050,000

The accompanying notes are an integral part of the financial statements.

14	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
New York 3.8%

New York, State Dormitory Authority Revenue, Non State Supported Debt High Land Community Development Corp., Series B, 0.28% *, 5/5/2020, LOC: HSBC Bank U.S.A. NA	110,000	110,000

New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jamaica First Parking LLC Project, 0.24% *, 5/5/2020, LOC: TD Bank NA	200,000	200,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB, 0.32% *, 5/5/2020, SPA: Industrial and Commercial Bank of China	2,545,000	2,545,000

New York City, NY, Transitional Finance Authority Revenue, Series 1-A, 0.21% *, 5/5/2020, LIQ: Landesbank Hessen-Thuringen	350,000	350,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-7, 0.2% *, 5/5/2020, SPA: State Street Bank & Trust Co.	1,450,000	1,450,000

New York, NY, General Obligation:

Series B-3, 0.52% *, 6/1/2020	3,410,000	3,410,000

Series E, 5.0%, 8/1/2020	1,000,000	1,010,275

		9,075,275

North Carolina 0.1%

New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 0.24% *, 5/5/2020, LOC: PNC Bank NA	270,000	270,000

North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.27% *, 5/5/2020, LOC: Branch Banking & Trust	15,000	15,000

		285,000

Ohio 6.8%

Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.31% *, 5/7/2020, LOC: Northern Trust Company	8,900,000	8,900,000

Franklin County, OH, Trinity Health Credit Group, 1.05% **, Mandatory Put 8/3/2020 @ 100, 12/1/2046	5,000,000	5,000,000

Hamilton County, OH, Economic Development Revenue, St Xavier High School Project, 0.2% *, 5/5/2020, LOC: PNC Bank NA	1,585,000	1,585,000

Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.24% *, 5/5/2020, LOC: BMO Harris Bank NA	1,000,000	1,000,000

		16,485,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	15

	Principal Amount ($)	Value ($)
Oklahoma 1.6%
Oklahoma, Tender Option Bond Trust Floaters, Series 2018-XM0708, 144A, AMT, 0.4% *, 5/5/2020, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000

Pennsylvania 2.0%

Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.23% *, 5/5/2020, LOC: PNC Bank NA	700,000	700,000

Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.25% *, 5/5/2020, LOC: PNC Bank NA	600,000	600,000

Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.25% *, 5/5/2020, LOC: PNC Bank NA	225,000	225,000

Pennsylvania, Tender Option Bond Trust, Series 2019-ZF2779, 144A, 0.25% *, 5/5/2020, LIQ: Barclays Bank PLC	1,500,000	1,500,000

Philadelphia, PA, General Obligation, Series B, 0.2% *, 5/5/2020, LOC: Barclays Bank PLC	1,915,000	1,915,000

		4,940,000

Rhode Island 0.5%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.26% *, 5/5/2020, LOC: TD Bank NA	1,325,000	1,325,000

South Dakota 1.2%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.2% *, 5/5/2020, LOC: U.S. Bank NA	2,860,000	2,860,000

Tennessee 7.3%

Blount County, TN, Public Building Authority, Local Government Public Improvement:

Series E6A, 0.29% *, 5/5/2020, LOC: Branch Banking & Trust	3,960,000	3,960,000

Series E7A, 0.29% *, 5/5/2020, LOC: Branch Banking & Trust	2,380,000	2,380,000

Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.2% *, 5/5/2020, LOC: U.S. Bank NA	700,000	700,000

Memphis, TN, Health Educational & Housing Facility Board, Multi-Family Housing Revenue, Ashland Lakes II Apartments Project, Series A, AMT, 0.29% *, 5/5/2020, LOC: U.S. Bank NA	2,000,000	2,000,000

Sevier County, TN, Public Building Authority, Local Government Public Improvement Bonds, Series VVB1W, 0.29% *, 5/5/2020, LOC: Branch Banking & Trust	4,945,000	4,945,000

The accompanying notes are an integral part of the financial statements.

16	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)

Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, 0.19% *, 5/5/2020, LIQ: Fannie Mae, LOC: Fannie Mae	3,550,000	3,550,000

		17,535,000

Texas 11.7%

Harris County, TX, Hospital District Revenue, 0.25% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	565,000	565,000

Harris County, TX, Houston Port Authority, TECP, 1.3%, 5/7/2020	100,000	100,000

Harris County, TX, IAM Commercial Paper Notes, Series 2010-D, TECP, 1.15%, 5/7/2020	6,521,000	6,521,000

Houston, TX, Airport Systems Revenue, 0.26% *, 5/5/2020, LOC: Barclays Bank PLC	4,430,000	4,430,000

Houston, TX, Utility System Revenue, IAM Commercial Paper, Series 2020-B4, TECP, 1.24%, 5/19/2020	1,000,000	1,000,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group:

Series C-2, 0.23% *, 5/5/2020, LOC: Bank of NY Mellon	1,030,000	1,030,000

Series C-4, 0.26% *, 5/5/2020, LOC: Bank of Montreal	100,000	100,000

Texas, State Transportation Revenue, 4.0%, 8/27/2020	400,000	403,538

Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.25% *, 5/5/2020, LIQ: Citibank NA	3,100,000	3,100,000

University of Texas, Permanent University Funding, TECP, 1.09%, 6/4/2020	11,000,000	11,000,000

		28,249,538

Virginia 0.3%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.4% *, 5/5/2020, LOC: Northern Trust Company	825,000	825,000

Wisconsin 0.2%

Byron, WI, Industrial Development Revenue, Ocean Spray, Inc., Project, 0.23% *, 5/5/2020, LOC: Bank of America NA	300,000	300,000

Wisconsin, University Hospitals & Clinics Authority, Series B, 0.21% *, 5/5/2020, LOC: U.S. Bank NA	275,000	275,000

		575,000

Other 3.2%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series M027, 144A, 0.24% *, 5/5/2020, LIQ: Freddie Mac	2,775,000	2,775,000

“A”, Series M031, 144A, 0.25% *, 5/5/2020, LIQ: Freddie Mac	2,900,000	2,900,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	17

	Principal Amount ($)	Value ($)

“A”, Series M-055, 1-month USD LIBOR + 0.210%, 0.43% **, 6/15/2035	2,015,000	2,015,000

		7,690,000
Total Municipal Investments (Cost $227,586,698)		227,586,698

Preferred Shares of Closed-End Investment Companies 9.2%
California

California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.95% *, 5/5/2020	1,500,000	1,500,000

California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 0.37% *, 5/5/2020, LIQ: Citibank NA	1,400,000	1,400,000

California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.34% *, 5/5/2020, LIQ: Societe Generate	9,500,000	9,500,000

California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.43% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $22,400,000)		22,400,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $249,986,698)	103.4	249,986,698
Other Assets and Liabilities, Net	(3.4)	(8,316,715)

Net Assets	100.0	241,669,983

*

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2020. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

The accompanying notes are an integral part of the financial statements.

18	|	Tax-Free Investment Class

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$227,586,698	$—	$227,586,698
Preferred Shares of Closed-End Investment Companies	—	22,400,000	—	22,400,000
Total	$—	$249,986,698	$—	$249,986,698

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	19

Statement of Assets and Liabilities

as of April 30, 2020

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$249,986,698
Cash	1,329,235
Receivable for investments sold	305,000
Receivable for Fund shares sold	82,482
Interest receivable	474,495
Other assets	51,588
Total assets	252,229,498

Liabilities
Payable for investments purchased	10,361,221
Payable for Fund shares redeemed	24,790
Distributions payable	23,305
Accrued Trustees’ fees	3,553
Other accrued expenses and payables	146,646
Total liabilities	10,559,515
Net assets, at value	$241,669,983

Net Assets Consist of
Distributable earnings (loss)	(28,504)
Paid-in capital	241,698,487
Net assets, at value	$241,669,983

The accompanying notes are an integral part of the financial statements.

20	|	Tax-Free Investment Class

Statement of Assets and Liabilities as of April 30, 2020 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($34,636,564 ÷ 34,609,639 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($116,872,025 ÷ 116,781,227 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($48,737,251 ÷ 48,699,362 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($2,698,249 ÷ 2,696,151 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($31,752,662 ÷ 31,727,964 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($6,973,232 ÷ 6,967,809 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	21

Statement of Operations

for the year ended April 30, 2020

Investment Income	DWS Tax-Exempt Portfolio

Income:
Interest	$4,042,801
Expenses:

Management fee	224,068
Administration fee	275,397
Services to shareholders	161,489
Distribution and service fees	164,717
Custodian fee	11,394
Professional fees	57,969
Reports to shareholders	98,624
Registration fees	102,460
Trustees’ fees and expenses	13,486
Other	61,537
Total expenses before expense reductions	1,171,141
Expense reductions	(357,939)
Total expenses after expense reductions	813,202
Net investment income	3,229,599
Net realized gain (loss) from investments	10,295
Net increase (decrease) in net assets resulting from operations	$3,239,894

The accompanying notes are an integral part of the financial statements.

22	|	Tax-Free Investment Class

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2020	2019

Operations:

Net investment income	$3,229,599	$3,679,217
Net realized gain (loss)	10,295	16,792
Net increase in net assets resulting from operations	3,239,894	3,696,009
Distributions to shareholders:

DWS Tax-Exempt Cash Premier Shares	(624,839)	(554,487)
DWS Tax-Exempt Money Fund	(1,488,005)	(1,689,303)
DWS Tax-Free Money Fund Class S	(559,792)	(640,705)
Service Shares	(54,983)	(115,693)
Tax-Exempt Cash Managed Shares	(447,762)	(607,973)
Tax-Free Investment Class	(54,218)	(58,355)
Total distributions	(3,229,599)	(3,666,516)
Fund share transactions:

Proceeds from shares sold	242,684,916	459,762,725
Reinvestment of distributions	2,627,334	2,971,761
Payments for shares redeemed	(295,201,755)	(485,955,370)
Net increase (decrease) in net assets from Fund share transactions	(49,889,505)	(23,220,884)
Increase (decrease) in net assets	(49,879,210)	(23,191,391)
Net assets at beginning of period	291,549,193	314,740,584

Net assets at end of period	$241,669,983	$291,549,193

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	23

Financial Highlights

DWS Tax-Exempt Portfolio

Tax-Free Investment Class

	Years Ended April 30,
	2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.009	.010	.004	.001	*	.000	*
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000	)*	.000	*
Total from investment operations	.009	.010	.004	.001		.000	*
Less distributions from:

Net investment income	(.009)	(.010)	(.004)	(.001)		(.000	)*
Net realized gains	—	—	—	(.000	)*	(.000	)*
Total distributions	(.009)	(.010)	(.004)	(.001)		(.000	)*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return (%)[a]	.88	.96	.45	.13		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	6	6	9		239
Ratio of expenses before expense reductions (%)	.72	.74	.72	.66		.66
Ratio of expenses after expense reductions (%)	.59	.59	.63	.49		.14
Ratio of net investment income (%)	.86	.96	.39	.02		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

24	|	Tax-Free Investment Class

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including

Tax-Free Investment Class	|	25

quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2020, the Fund had a net tax basis capital loss carryforward of approximately $5,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

26	|	Tax-Free Investment Class

At April 30, 2020, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

DWS Tax-Exempt Portfolio:
Capital loss carryforwards	$(5,000)

At April 30, 2020, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $249,986,698.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
Portfolio	2020	2019
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$3,229,599	$3,666,516

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and

Tax-Free Investment Class	|	27

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2020, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

For the period from May 1, 2019 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class Shares.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

For the year ended April 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$62,304
DWS Tax-Exempt Money Fund	152,696
DWS Tax-Free Money Fund Class S	60,068
Service Shares	19,359
Tax-Exempt Cash Managed Shares	55,046
Tax-Free Investment Class	8,466
$357,939

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee”)

28	|	Tax-Free Investment Class

of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2020, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2020
DWS Tax-Exempt Portfolio	$275,397	$18,942

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2020, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2020
DWS Tax-Exempt Cash Premier Shares	$4,018	$631
DWS Tax-Exempt Money Fund	32,928	5,409
DWS Tax-Free Money Fund Class S	27,214	4,470
Service Shares	34,892	1,293
Tax-Exempt Cash Managed Shares	19,496	3,251
Tax-Free Investment Class	5,416	1,078
	$123,964	$16,132

In addition, for the year ended April 30, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$5,646
DWS Tax-Free Money Fund Class S	2,832
$8,478

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

Tax-Free Investment Class	|	29

For the year ended April 30, 2020, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Service Shares	$83,045	$1,648	.60%	.60%
Tax-Free Investment Class	15,648	1,017	.25%	.25%
	$98,693	$2,665

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2020, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$61,643	$4,062	.15%	.15%
Tax-Free Investment Class	4,381	285	.07%	.07%
	$66,024	$4,347

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2020
DWS Tax-Exempt Portfolio	$54,642	$25,851

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2020, the Fund engaged in securities purchases of $267,395,000 and securities sales of $511,467,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual

30	|	Tax-Free Investment Class

commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2020.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Portfolio

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	41,862,423	$41,862,423	62,299,935	$62,299,935
DWS Tax-Exempt Money Fund	25,715,447	25,715,447	34,172,341	34,172,341
DWS Tax-Free Money Fund Class S	11,739,197	11,739,197	11,153,741	11,153,741
Service Shares	33,023,031	33,023,031	53,988,330	53,988,330
Tax-Exempt Cash Managed Shares	118,617,749	118,617,749	286,624,984	286,624,984
Tax-Free Investment Class	11,693,258	11,693,258	11,523,394	11,523,394
Account Maintenance Fees	—	33,811	—	—
		$242,684,916		$459,762,725

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	530,544	$530,544	537,230	$537,230
DWS Tax-Exempt Money Fund	1,463,011	1,463,011	1,659,886	1,659,886
DWS Tax-Free Money Fund Class S	527,080	527,080	607,214	607,214
Service Shares	52,042	52,042	108,406	108,406
Tax-Exempt Cash Managed Shares	1,388	1,388	1,638	1,638
Tax-Free Investment Class	53,269	53,269	57,387	57,387
		$2,627,334		$2,971,761

Tax-Free Investment Class	|	31

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(57,237,476)	$(57,237,476)	(54,454,045)	$(54,454,045)
DWS Tax-Exempt Money Fund	(34,688,889)	(34,688,889)	(47,917,455)	(47,917,455)
DWS Tax-Free Money Fund Class S	(15,200,338)	(15,200,338)	(11,058,223)	(11,058,223)
Service Shares	(44,213,765)	(44,213,765)	(82,572,012)	(82,572,012)
Tax-Exempt Cash Managed Shares	(132,627,792)	(132,627,792)	(279,241,365)	(279,241,365)
Tax-Free Investment Class	(11,233,495)	(11,233,495)	(10,712,270)	(10,712,270)
		$(295,201,755)		$(485,955,370)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(14,844,509)	$(14,844,509)	8,383,120	$8,383,120
DWS Tax-Exempt Money Fund	(7,510,431)	(7,510,431)	(12,085,228)	(12,085,228)
DWS Tax-Free Money Fund Class S	(2,934,061)	(2,934,061)	702,732	702,732
Service Shares	(11,138,692)	(11,138,692)	(28,475,276)	(28,475,276)
Tax-Exempt Cash Managed Shares	(14,008,655)	(14,008,655)	7,385,257	7,385,257
Tax-Free Investment Class	513,032	513,032	868,511	868,511
Account Maintenance Fees	—	33,811	—	—
		$(49,889,505)		$(23,220,884)

E. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in

32	|	Tax-Free Investment Class

monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

F. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

G. Subsequent Event

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other

Tax-Free Investment Class	|	33

registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

34	|	Tax-Free Investment Class

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Tax-Exempt Portfolio (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the investment portfolio, as of April 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial

Tax-Free Investment Class	|	35

reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 26, 2020

36	|	Tax-Free Investment Class

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2019 to April 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Tax-Free Investment Class	|	37

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2020 (Unaudited)

Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 11/1/19	$1,000.00
Ending Account Value 4/30/20	$1,004.20
Expenses Paid per $1,000*	$2.89

Hypothetical 5% Fund Return
Beginning Account Value 11/1/19	$1,000.00
Ending Account Value 4/30/20	$1,021.98
Expenses Paid per $1,000*	$2.92

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
Tax-Free Investment Class	.58%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2020, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

38	|	Tax-Free Investment Class

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

Tax-Free Investment Class	|	39

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

40	|	Tax-Free Investment Class

Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2018, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 3rd quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

Tax-Free Investment Class	|	41

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). Based on Broadridge data provided as of December 31, 2018, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares, DWS Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, DWS Tax-Exempt Money Fund shares and DWS Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

42	|	Tax-Free Investment Class

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Free Investment Class	|	43

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.

The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.

Independent Board Members
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: ICI Mutual Insurance Company; Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	74	—

44	|	Tax-Free Investment Class

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	74	Portland General Electric[2] (utility company) (2003– present)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	74	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	74	Director, Aberdeen Japan Fund (since 2007)

Tax-Free Investment Class	|	45

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	74	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	74	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	74	—

46	|	Tax-Free Investment Class

Officers[4]
Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche Funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020)
John Millette[7] (1962) Vice President and Secretary, 1999–present

Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); Assistant Secretary, DBX ETF Trust (2019–2020); Assistant Secretary (July 14, 2006–December 31, 2010) and Secretary (January 31, 2006–July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.

Ciara Crawford[8] (1984) Assistant Secretary, (2019–present)	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[7] (1966) Chief Financial Officer and Treasurer, 2018–present	Director,[3] DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[7] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[7] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)

Tax-Free Investment Class	|	47

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] DWS; AML Officer, DWS Trust Company; AML Officer, DBX ETF Trust (2014–present); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2014–present)

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 875 Third Avenue, New York, NY 10022.

[7]	Address: One International Place, Boston, MA 02110.

[8]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

48	|	Tax-Free Investment Class

Notes

Notes

Notes

CATTEP-2

(R-027592-9 6/20)

April 30, 2020

Annual Report

to Shareholders

DWS Tax-Exempt Portfolio

DWS Tax-Free Money Fund Class S

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Management Review
8	Portfolio Summary
9	Investment Portfolio
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements

35	Report of Independent Registered Public Accounting Firm
37	Information About Your Fund’s Expenses
38	Tax Information
39	Other Information
40	Advisory Agreement Board Considerations and Fee Evaluation
44	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Free Money Fund Class S

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2020, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (the Fed) statements and actions, investor sentiment regarding U.S./China trade tensions and eventually, government and central bank responses to the coronavirus pandemic. In June 2019, a breakdown in the trade negotiations between the United States and China and signs of a slight U.S. economic slowdown disrupted financial markets and sent interest rates significantly lower. Driven by economic uncertainty resulting from the ongoing trade war, the Federal Open Market Committee (FOMC) reduced short-term rates to 2.0%–2.25% at its July 2019 meeting. The FOMC subsequently reduced rates two more times last year. By the fourth quarter of 2019 through early this year, many nagging concerns for financial market participants such as U.S./China trade tensions, Britain’s plans to exit the European Union and global economic weakness had receded, and equity and fixed-income markets were robust.

In January, the first news of the coronavirus outbreak in China reached the rest of the world, and by February and March, the virus had already spread dramatically in some parts of Europe and the United States. As worries about the outbreak grew, the U.S. financial system endured severe shocks as state and local governments imposed ever-increasing restrictions on public gatherings and shutdowns of significant portions of the U.S. economy, and the country instantly saw massive job losses and a sharp reduction in economic activity. In response, equity markets were subject to severe volatility, with all financial asset classes significantly impacted by the sudden onset of the crisis. Money markets were not exempt from the volatility as typical transaction flows and liquidity were impaired.

DWS Tax-Free Money Fund Class S	|	3

In response, the Fed almost immediately enacted a series of measures to gradually restore liquidity to the money markets and boost confidence in financial markets overall. The Fed cut short-term rates by 1.5 percentage points, re-initiated quantitative easing through significant purchases of Treasury, agency, mortgage and high yield securities, restarted liquidity facilities that had been effective in boosting market liquidity during the 2008 financial crisis, and added new facilities. On the fiscal side, Congress and the administration enacted a $2.3 trillion aid package that included direct payments to individuals, enhanced unemployment benefits and loans to small businesses. These actions helped to stabilize equity markets to some degree and boosted investor confidence overall. Liquidity within the money markets, which all but disappeared in early March, was restored to a tremendous degree in April due to the above-mentioned monetary and fiscal measures. As a result, by the end of the period money markets had largely normalized. During early April, we saw significant declines in yields, with interest rate spreads between higher and lower rated credits trending rapidly toward pre-crisis levels, and LIBOR rates falling over 90 basis points.

Positive Contributors to Fund Performance

DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. The Portfolio’s most recent strategy, given a decade-high spike in 7-day municipal rates with the onset of the COVID-19 crisis, was to strongly emphasize floating-rate VRDNs (Variable Rate Demand Notes) given their record-setting high yields during March. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) At the same time, with the awareness that 7-day municipal rates would eventually fall back to more accustomed lower levels, we purchased short-term fixed-rate instruments. Beginning in June, when states around the country start their annual

4	|	DWS Tax-Free Money Fund Class S

issuance of large tranches of municipal six- to 12-month fixed-rate issues during “note season,” we plan to cautiously extend the Portfolio’s duration to seek a balance of attractive tax-free yield, liquidity and price stability.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be what we believed to be more cautious during a time of market uncertainty. In the end this may have cost the Funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

The U.S. economy remains in a very difficult position, with GDP falling dramatically during the second quarter of 2020. With extremely large amounts of stimulus flowing from government sources, we foresee a continued huge volume of U.S. Treasury issuance, much of it in Treasury bills. Fed Chair Powell has stated that he does not favor negative U.S. short-term rates as a monetary tool. In addition, we are monitoring the gradual reopening of the U.S. economy across various states. Should the reopening proceed in phases in an orderly fashion, that also could also help to relieve some of the downward pressure on yields. In this environment, we will continue to look for opportunities to boost the Fund’s yield. At the same time, we understand that the situation for short-term money markets and financial markets overall is fluid, and will maintain a cautious approach.

We continue our insistence on what we believe to be the highest credit quality within the Funds. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Funds and to seek competitive yield for our shareholders.

DWS Tax-Free Money Fund Class S	|	5

Fund Performance (as of April 30, 2020)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
DWS Tax-Free Money Fund Class S	0.21%*
Equivalent Taxable Yield	0.32%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The 7-Day Current Yield would have been 0.13%, had certain expenses not been reduced.

**

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

6	|	DWS Tax-Free Money Fund Class S

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed- income securities, there is no guaranteed return of principal in case of default. Floating- rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

LIBOR, or the London Interbank Offered Rate, is a widely used benchmark for short-term taxable interest rates.

Quantitative easing (QE) is a type of monetary policy used by central banks to stimulate the economy. Central banks implement quantitative easing by purchasing financial assets from commercial banks and other financial institutions, thus raising the prices of those financial instruments and lowering their yields, while simultaneously increasing the money supply of a country or region.

DWS Tax-Free Money Fund Class S	|	7

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/20	4/30/19
Municipal Investments
Municipal Variable Rate Demand Notes	67%	62%
Tax-Exempt Commercial Paper	12%	17%
Municipal Floating-Rate Notes	8%	5%
Municipal Bonds and Notes	4%	11%
Preferred Shares of Closed-End Investment Companies	9%	5%
	100%	100%

Weighted Average Maturity	4/30/20	4/30/19
Cash Account Trust — DWS Tax-Exempt Portfolio	18 days	13 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	21 days	19 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 9–19. A quarterly Fact Sheet is available on dws.com or upon request.

8	|	DWS Tax-Free Money Fund Class S

Investment Portfolio	as of April 30, 2020

DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 94.2%
Alaska 0.2%

Alaska, State Housing Finance Corp., Capital Project, Series C, 0.23% *, 5/5/2020	360,000	360,000

Alaska, State Housing Finance Corp., Home Mortgage Revenue, Series D, 0.2% *, 5/5/2020, SPA: Federal Home Loan Bank	200,000	200,000

		560,000

Arizona 0.4%
Arizona, State Health Facilities Authority, Dignity Health Obligated Group, Series B, 0.25% *, 5/5/2020, LOC: Barclays Bank PLC	1,000,000	1,000,000

Arkansas 0.8%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.36% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	1,900,000	1,900,000

California 13.1%

California, Mizuho Floater/Residual Trust Various States: Series 2019-MIZ9003, 144A, 0.38% *, 5/5/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	10,000,000	10,000,000

Series 2019-MIZ9007, 0.47% *, 6/2/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	3,000,000	3,000,000

California, State Department of Water Resource Power Supply Revenue, TECP, 0.35%, 6/3/2020	10,531,000	10,531,000

San Francisco City & County, CA, Multi Family Housing Revenue, Transbay Block 8 Tower Apartments, Series H-1, 0.37% *, 5/5/2020, LOC: Bank of China Ltd.	8,060,000	8,060,000

		31,591,000

Colorado 0.2%
Colorado, State Housing & Finance Authority, Series I-AA2, 0.25% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	475,000	475,000

Connecticut 1.0%

Connecticut, Tender Option Bond Trust, Series 2019-ZF2779, 144A, 0.25% *, 5/5/2020, LIQ: Barclays Bank PLC	1,135,000	1,135,000

Connecticut, State General Obligation, Series D, 5.0%, 8/15/2020	1,065,000	1,077,598

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	9

	Principal Amount ($)	Value ($)

Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series X-2, 1.8%, Mandatory Put 2/9/2021 @ 100, 7/1/2037	280,000	282,032

		2,494,630

Delaware 0.6%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.22% *, 5/5/2020, LOC: PNC Bank NA	1,325,000	1,325,000

District of Columbia 0.1%
District of Columbia, Georgetown University Revenue, Series B-2, 0.19% *, 5/5/2020, LOC: Bank of America NA	135,000	135,000

Florida 5.4%

Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series A, AMT, 0.3% *, 5/5/2020, LIQ: Fannie Mae, LOC: Fannie Mae	820,000	820,000

Florida, Keys Aqueduct Authority, Water Revenue, 0.2% *, 5/5/2020, LOC: TD Bank NA	2,930,000	2,930,000

Florida, State Board of Public Education, Capital Outlay, Series B, 5.0%, 6/1/2020	2,700,000	2,709,112

Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.26% *, 5/5/2020, LOC: Northern Trust Company	4,150,000	4,150,000

Hillsborough County, FL, Housing Finance Authority Multi-Family Revenue, Claymore Crossings Apartments, AMT, 0.34% *, 5/5/2020, LOC: Citibank NA	575,000	575,000

Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.35% *, 5/5/2020, LOC: Northern Trust Company	1,300,000	1,300,000

Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.25% *, 5/5/2020, LOC: Freddie Mac	525,000	525,000

		13,009,112

Georgia 3.9%

Cobb County, GA, Hospital Authority Revenue, Anticipation Certificates, Equipment Pool Project, 0.25% *, 5/5/2020, LOC: Wells Fargo Bank NA	550,000	550,000

Douglas County, GA, Development Authority, Pandosia LLC Project, Series A, AMT, 0.28% *, 5/5/2020, LOC: Wells Fargo Bank NA	200,000	200,000

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.32% *, 5/5/2020, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000

Gordon County, GA, Development Authority, Pine Hall Brick Co., Inc. Project, AMT, 0.37% *, 5/5/2020, LOC: Branch Banking & Trust	175,000	175,000

The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)

Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.26% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	1,235,000	1,235,000

Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.4% *, 5/5/2020, LOC: Wells Fargo Bank NA	550,000	550,000

		9,510,000

Idaho 1.7%
Idaho, State Health Facilities Authority, Hospital Revenue, Trinity Health Credit Group, Series ID, 1.05% **, Mandatory Put 8/3/2020 @ 100, 12/1/2048	4,000,000	4,000,000

Illinois 9.6%

Brookfield, IL, Zoo Project, 0.22% *, 5/5/2020, LOC: Northern Trust Company	300,000	300,000

Channahon, IL, Morris Hospital Revenue, 0.25% *, 5/5/2020, LOC: U.S. Bank NA	5,695,000	5,695,000

Galesburg, IL, Knox College Project, 0.23% *, 5/5/2020, LOC: PNC Bank NA	1,800,000	1,800,000

Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 0.31% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	400,000	400,000

Illinois, State Development Finance Authority, American College Surgeons, 0.2% *, 5/5/2020, LOC: Northern Trust Company	782,000	782,000

Illinois, State Development Finance Authority, American Youth Hostels Project, 0.22% *, 5/5/2020, LOC: BMO Harris Bank NA	615,000	615,000

Illinois, State Development Finance Authority, Chicago Horticultural, 0.25% *, 5/5/2020, LOC: BMO Harris Bank NA	500,000	500,000

Illinois, State Development Finance Authority, Ignatius College Project, 0.23% *, 5/5/2020, LOC: PNC Bank NA	2,000,000	2,000,000

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.26% *, 5/5/2020, LOC: BMO Harris Bank NA	1,700,000	1,700,000

Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.26% *, 5/5/2020, LOC: PNC Bank NA	1,100,000	1,100,000

Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.22% *, 5/5/2020, LOC: BMO Harris Bank NA	485,000	485,000

Illinois, State Finance Authority Revenue, Clearbrook Project, 0.22% *, 5/5/2020, LOC: BMO Harris Bank NA	1,435,000	1,435,000

Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.23% *, 5/5/2020, LOC: Northern Trust Company	4,075,000	4,075,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	11

	Principal Amount ($)	Value ($)

Illinois, State Housing Development Authority, Multi-Family Revenue, Mattoon Towers Project, AMT, 0.45% *, 5/5/2020, LOC: Federal Home Loan Bank	620,000	620,000

Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.26% *, 5/5/2020, LOC: Freddie Mac	855,000	855,000

University of Illinois, 0.26% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	810,000	810,000

		23,172,000

Indiana 0.6%

Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 0.25% *, 5/5/2020, LOC: Federal Home Loan Bank	495,000	495,000

Indiana, State Finance Authority Revenue, Ascension Health Senior Credit Group, Series E4, 0.25% *, 5/5/2020	300,000	300,000

St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.24% *, 5/5/2020, LOC: PNC Bank NA	700,000	700,000

		1,495,000

Iowa 0.7%

Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.26% *, 5/5/2020	1,400,000	1,400,000

Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.28% *, 5/5/2020	405,000	405,000

		1,805,000

Kansas 0.4%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.38% *, 5/5/2020, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Kentucky 2.2%

Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.3% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	300,000	300,000

Kentucky, RBC Municipal Products, Inc.Trust: Series G116,144A, MUNIPSA + 0.200%, 0.42% **, Mandatory Put 5/1/2020 @ 100, 5/1/2025, LIQ:Royal Bank of Canada, LOC: Royal Bank of Canada	4,000,000	4,000,000

Series G119, 144A, MUNIPSA + 0.150%, 0.37% **, Mandatory Put 7/1/2020 @ 100, 1/1/2026, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	1,000,000	1,000,000

		5,300,000

Louisiana 1.0%

Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 0.32% *, 5/5/2020, LOC: Bank of America NA	985,000	985,000

The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)

Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.23% *, 5/5/2020, LOC: Freddie Mac	535,000	535,000

Louisiana, State Public Facilities Authority Revenue, Christus Health, Series B-2, 0.17% *, 5/5/2020, LOC: Bank of NY Mellon	950,000	950,000

		2,470,000

Maryland 3.5%

Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.19% *, 5/5/2020, LOC: Bank of America NA	125,000	125,000

Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.2% *, 5/5/2020, LOC: PNC Bank NA	2,025,000	2,025,000

Maryland, State Industrial Development Financing Authority, Economic Development Revenue, Paul Reed Smith Guitars, AMT, 0.24% *, 5/5/2020, LOC: PNC Bank NA.	6,265,000	6,265,000

		8,415,000

Massachusetts 2.5%

Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.24% *, 5/5/2020, LIQ: Citibank NA	2,300,000	2,300,000

Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 0.52% **, 11/1/2034	3,800,000	3,800,000

		6,100,000

Michigan 1.2%

Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.23% *, 5/5/2020, LOC: Bank of NY Mellon	430,000	430,000

Michigan, Municipal Bond Authority Revenue, Series 2010, Prerefunded 10/01/20 @ 100, 5.0%, 10/1/2027	2,000,000	2,035,143

Michigan, State Finance Authority Revenue, Hospital Project., Ascension Senior Credit Group, Series E-3, 0.21% *, 5/5/2020	400,000	400,000

		2,865,143

Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.25% *, 5/5/2020, GTY: Chevron Corp.	50,000	50,000

Missouri 1.8%

Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.25% *, 5/5/2020, LIQ: Citibank NA	2,660,000	2,660,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	13

	Principal Amount ($)	Value ($)

Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.21% *, 5/5/2020, LOC: U.S. Bank NA	100,000	100,000

St. Louis County, MO, Industrial Development Authority, Educational Whitefield School, Inc., Series B, 0.25% *, 5/5/2020, LOC: U.S. Bank NA	1,110,000	1,110,000

Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.4% *, 5/5/2020, LOC: Bank of America NA	420,000	420,000

		4,290,000

Nebraska 1.0%

Nebraska, State Investment Finance Authority, Multi Family Revenue, Irvington Heights, Series A, AMT, 0.3% *, 5/5/2020, LOC: Citibank NA	2,000,000	2,000,000

Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.26% *, 5/5/2020	300,000	300,000

		2,300,000

Nevada 2.2%

Clark County, NV, Airport Revenue:

Series D-2B, 0.25% *, 5/5/2020, LOC: Royal Bank of Canada	370,000	370,000

Series D-2A, 0.2% *, 5/5/2020, LOC: Wells Fargo Bank NA	375,000	375,000

Clark County, NV, Airport Systems Revenue:

Series D-1, 0.23% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	1,000,000	1,000,000

Series D-3, 0.23% *, 5/5/2020, LOC: Bank of America NA	800,000	800,000

Nevada, State Housing Division, Single Family Mortgage Revenue, Series C, 1.2%, Mandatory Put 12/31/2020 @ 100, 10/1/2051	2,500,000	2,500,000

Reno, NV, Hospital Revenue, Reknown Regular Medical Center Project, Series A, 0.2% *, 5/5/2020, LOC: Wells Fargo Bank NA	240,000	240,000

		5,285,000

New Jersey 1.0%
New Jersey, State Economic Development Authority, Jewish Community Center Project, 0.27% *, 5/5/2020, LOC: Bank of America NA	2,395,000	2,395,000

New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.25% *, 5/5/2020, LOC: Freddie Mac	1,050,000	1,050,000

The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
New York 3.8%

New York, State Dormitory Authority Revenue, Non State Supported Debt High Land Community Development Corp., Series B, 0.28% *, 5/5/2020, LOC: HSBC Bank U.S.A. NA	110,000	110,000

New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jamaica First Parking LLC Project, 0.24% *, 5/5/2020, LOC: TD Bank NA	200,000	200,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB, 0.32% *, 5/5/2020, SPA: Industrial and Commercial Bank of China	2,545,000	2,545,000

New York City, NY, Transitional Finance Authority Revenue, Series 1-A, 0.21% *, 5/5/2020, LIQ: Landesbank Hessen-Thuringen	350,000	350,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-7, 0.2% *, 5/5/2020, SPA: State Street Bank & Trust Co.	1,450,000	1,450,000

New York, NY, General Obligation:

Series B-3, 0.52% *, 6/1/2020	3,410,000	3,410,000

Series E, 5.0%, 8/1/2020	1,000,000	1,010,275

		9,075,275

North Carolina 0.1%

New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 0.24% *, 5/5/2020, LOC: PNC Bank NA	270,000	270,000

North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.27% *, 5/5/2020, LOC: Branch Banking & Trust	15,000	15,000

		285,000

Ohio 6.8%

Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.31% *, 5/7/2020, LOC: Northern Trust Company	8,900,000	8,900,000

Franklin County, OH, Trinity Health Credit Group, 1.05% **, Mandatory Put 8/3/2020 @ 100, 12/1/2046	5,000,000	5,000,000

Hamilton County, OH, Economic Development Revenue, St Xavier High School Project, 0.2% *, 5/5/2020, LOC: PNC Bank NA	1,585,000	1,585,000

Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.24% *, 5/5/2020, LOC: BMO Harris Bank NA	1,000,000	1,000,000

		16,485,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	15

	Principal Amount ($)	Value ($)
Oklahoma 1.6%
Oklahoma, Tender Option Bond Trust Floaters, Series 2018-XM0708, 144A, AMT, 0.4% *, 5/5/2020, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000

Pennsylvania 2.0%

Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.23% *, 5/5/2020, LOC: PNC Bank NA	700,000	700,000

Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.25% *, 5/5/2020, LOC: PNC Bank NA	600,000	600,000

Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.25% *, 5/5/2020, LOC: PNC Bank NA	225,000	225,000

Pennsylvania, Tender Option Bond Trust, Series 2019-ZF2779, 144A, 0.25% *, 5/5/2020, LIQ: Barclays Bank PLC	1,500,000	1,500,000

Philadelphia, PA, General Obligation, Series B, 0.2% *, 5/5/2020, LOC: Barclays Bank PLC	1,915,000	1,915,000

		4,940,000

Rhode Island 0.5%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.26% *, 5/5/2020, LOC: TD Bank NA	1,325,000	1,325,000

South Dakota 1.2%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.2% *, 5/5/2020, LOC: U.S. Bank NA	2,860,000	2,860,000

Tennessee 7.3%

Blount County, TN, Public Building Authority, Local Government Public Improvement:

Series E6A, 0.29% *, 5/5/2020, LOC: Branch Banking & Trust	3,960,000	3,960,000

Series E7A, 0.29% *, 5/5/2020, LOC: Branch Banking & Trust	2,380,000	2,380,000

Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.2% *, 5/5/2020, LOC: U.S. Bank NA	700,000	700,000

Memphis, TN, Health Educational & Housing Facility Board, Multi-Family Housing Revenue, Ashland Lakes II Apartments Project, Series A, AMT, 0.29% *, 5/5/2020, LOC: U.S. Bank NA	2,000,000	2,000,000

Sevier County, TN, Public Building Authority, Local Government Public Improvement Bonds, Series VVB1W, 0.29% *, 5/5/2020, LOC: Branch Banking & Trust	4,945,000	4,945,000

The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)

Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, 0.19% *, 5/5/2020, LIQ: Fannie Mae, LOC: Fannie Mae	3,550,000	3,550,000

		17,535,000

Texas 11.7%

Harris County, TX, Hospital District Revenue, 0.25% *, 5/5/2020, LOC: JPMorgan Chase Bank NA	565,000	565,000

Harris County, TX, Houston Port Authority, TECP, 1.3%, 5/7/2020	100,000	100,000

Harris County, TX, IAM Commercial Paper Notes, Series 2010-D, TECP, 1.15%, 5/7/2020	6,521,000	6,521,000

Houston, TX, Airport Systems Revenue, 0.26% *, 5/5/2020, LOC: Barclays Bank PLC	4,430,000	4,430,000

Houston, TX, Utility System Revenue, IAM Commercial Paper, Series 2020-B4, TECP, 1.24%, 5/19/2020	1,000,000	1,000,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group:

Series C-2, 0.23% *, 5/5/2020, LOC: Bank of NY Mellon	1,030,000	1,030,000

Series C-4, 0.26% *, 5/5/2020, LOC: Bank of Montreal	100,000	100,000

Texas, State Transportation Revenue, 4.0%, 8/27/2020	400,000	403,538

Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.25% *, 5/5/2020, LIQ: Citibank NA	3,100,000	3,100,000

University of Texas, Permanent University Funding, TECP, 1.09%, 6/4/2020	11,000,000	11,000,000

		28,249,538

Virginia 0.3%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.4% *, 5/5/2020, LOC: Northern Trust Company	825,000	825,000

Wisconsin 0.2%

Byron, WI, Industrial Development Revenue, Ocean Spray, Inc., Project, 0.23% *, 5/5/2020, LOC: Bank of America NA	300,000	300,000

Wisconsin, University Hospitals & Clinics Authority, Series B, 0.21% *, 5/5/2020, LOC: U.S. Bank NA	275,000	275,000

		575,000

Other 3.2%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series M027, 144A, 0.24% *, 5/5/2020, LIQ: Freddie Mac	2,775,000	2,775,000

“A”, Series M031, 144A, 0.25% *, 5/5/2020, LIQ: Freddie Mac	2,900,000	2,900,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	17

	Principal Amount ($)	Value ($)

“A”, Series M-055, 1-month USD LIBOR + 0.210%, 0.43% **, 6/15/2035	2,015,000	2,015,000

		7,690,000
Total Municipal Investments (Cost $227,586,698)		227,586,698

Preferred Shares of Closed-End Investment Companies 9.2%
California

California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.95% *, 5/5/2020	1,500,000	1,500,000

California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 0.37% *, 5/5/2020, LIQ: Citibank NA	1,400,000	1,400,000

California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.34% *, 5/5/2020, LIQ: Societe Generate	9,500,000	9,500,000

California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.43% *, 5/5/2020, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $22,400,000)		22,400,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $249,986,698)	103.4	249,986,698
Other Assets and Liabilities, Net	(3.4)	(8,316,715)

Net Assets	100.0	241,669,983

*

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2020. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Free Money Fund Class S

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$227,586,698	$—	$227,586,698
Preferred Shares of Closed-End Investment Companies	—	22,400,000	—	22,400,000
Total	$—	$249,986,698	$—	$249,986,698

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	19

Statement of Assets and Liabilities

as of April 30, 2020

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$249,986,698
Cash	1,329,235
Receivable for investments sold	305,000
Receivable for Fund shares sold	82,482
Interest receivable	474,495
Other assets	51,588
Total assets	252,229,498

Liabilities
Payable for investments purchased	10,361,221
Payable for Fund shares redeemed	24,790
Distributions payable	23,305
Accrued Trustees’ fees	3,553
Other accrued expenses and payables	146,646
Total liabilities	10,559,515
Net assets, at value	$241,669,983

Net Assets Consist of
Distributable earnings (loss)	(28,504)
Paid-in capital	241,698,487
Net assets, at value	$241,669,983

The accompanying notes are an integral part of the financial statements.

20	|	DWS Tax-Free Money Fund Class S

Statement of Assets and Liabilities as of April 30, 2020 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($34,636,564 ÷ 34,609,639 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($116,872,025 ÷ 116,781,227 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($48,737,251 ÷ 48,699,362 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($2,698,249 ÷ 2,696,151 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($31,752,662 ÷ 31,727,964 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($6,973,232 ÷ 6,967,809 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	21

Statement of Operations

for the year ended April 30, 2020

Investment Income	DWS Tax-Exempt Portfolio

Income:
Interest	$4,042,801
Expenses:

Management fee	224,068
Administration fee	275,397
Services to shareholders	161,489
Distribution and service fees	164,717
Custodian fee	11,394
Professional fees	57,969
Reports to shareholders	98,624
Registration fees	102,460
Trustees’ fees and expenses	13,486
Other	61,537
Total expenses before expense reductions	1,171,141
Expense reductions	(357,939)
Total expenses after expense reductions	813,202
Net investment income	3,229,599
Net realized gain (loss) from investments	10,295
Net increase (decrease) in net assets resulting from operations	$3,239,894

The accompanying notes are an integral part of the financial statements.

22	|	DWS Tax-Free Money Fund Class S

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2020	2019

Operations:

Net investment income	$3,229,599	$3,679,217
Net realized gain (loss)	10,295	16,792
Net increase in net assets resulting from operations	3,239,894	3,696,009
Distributions to shareholders:

DWS Tax-Exempt Cash Premier Shares	(624,839)	(554,487)
DWS Tax-Exempt Money Fund	(1,488,005)	(1,689,303)
DWS Tax-Free Money Fund Class S	(559,792)	(640,705)
Service Shares	(54,983)	(115,693)
Tax-Exempt Cash Managed Shares	(447,762)	(607,973)
Tax-Free Investment Class	(54,218)	(58,355)
Total distributions	(3,229,599)	(3,666,516)
Fund share transactions:

Proceeds from shares sold	242,684,916	459,762,725
Reinvestment of distributions	2,627,334	2,971,761
Payments for shares redeemed	(295,201,755)	(485,955,370)
Net increase (decrease) in net assets from Fund share transactions	(49,889,505)	(23,220,884)
Increase (decrease) in net assets	(49,879,210)	(23,191,391)
Net assets at beginning of period	291,549,193	314,740,584

Net assets at end of period	$241,669,983	$291,549,193

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	23

Financial Highlights

DWS Tax-Exempt Portfolio

DWS Tax-Free Money Fund Class S

	Years Ended April 30,
	2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.012	.013	.008	.005		.000	*
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000	)*	.000	*
Total from investment operations	.012	.013	.008	.005		.000	*
Less distributions from:

Net investment income	(.012)	(.013)	(.008)	(.005)		(.000	)*
Net realized gains	—	—	—	(.000	)*	(.000	)*
Total distributions	(.012)	(.013)	(.008)	(.005)		(.000	)*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return (%)[a]	1.22	1.30	.79	.46		.03

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49	52	51	55		67
Ratio of expenses before expense reductions (%)	.38	.40	.36	.33		.28
Ratio of expenses after expense reductions (%)	.25	.26	.27	.28		.13
Ratio of net investment income (%)	1.22	1.29	.78	.38		.02

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

24	|	DWS Tax-Free Money Fund Class S

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The financial highlights for all classes of shares, other than DWS Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including

DWS Tax-Free Money Fund Class S	|	25

quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2020, the Fund had a net tax basis capital loss carryforward of approximately $5,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

26	|	DWS Tax-Free Money Fund Class S

At April 30, 2020, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

DWS Tax-Exempt Portfolio:
Capital loss carryforwards	$(5,000)

At April 30, 2020, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $249,986,698.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
Portfolio	2020	2019
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$3,229,599	$3,666,516

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and

DWS Tax-Free Money Fund Class S	|	27

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2020, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

For the period from May 1, 2019 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Free Money Fund Class S to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Free Money Fund Class S.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

For the year ended April 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$62,304
DWS Tax-Exempt Money Fund	152,696
DWS Tax-Free Money Fund Class S	60,068
Service Shares	19,359
Tax-Exempt Cash Managed Shares	55,046
Tax-Free Investment Class	8,466
$357,939

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee”)

28	|	DWS Tax-Free Money Fund Class S

of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2020, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2020
DWS Tax-Exempt Portfolio	$275,397	$18,942

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2020, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2020
DWS Tax-Exempt Cash Premier Shares	$4,018	$631
DWS Tax-Exempt Money Fund	32,928	5,409
DWS Tax-Free Money Fund Class S	27,214	4,470
Service Shares	34,892	1,293
Tax-Exempt Cash Managed Shares	19,496	3,251
Tax-Free Investment Class	5,416	1,078
	$123,964	$16,132

In addition, for the year ended April 30, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$5,646
DWS Tax-Free Money Fund Class S	2,832
$8,478

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

DWS Tax-Free Money Fund Class S	|	29

For the year ended April 30, 2020, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Service Shares	$83,045	$1,648	.60%	.60%
Tax-Free Investment Class	15,648	1,017	.25%	.25%
	$98,693	$2,665

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2020, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2020	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$61,643	$4,062	.15%	.15%
Tax-Free Investment Class	4,381	285	.07%	.07%
	$66,024	$4,347

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2020
DWS Tax-Exempt Portfolio	$54,642	$25,851

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2020, the Fund engaged in securities purchases of $267,395,000 and securities sales of $511,467,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual

30	|	DWS Tax-Free Money Fund Class S

commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2020.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Portfolio

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	41,862,423	$41,862,423	62,299,935	$62,299,935
DWS Tax-Exempt Money Fund	25,715,447	25,715,447	34,172,341	34,172,341
DWS Tax-Free Money Fund Class S	11,739,197	11,739,197	11,153,741	11,153,741
Service Shares	33,023,031	33,023,031	53,988,330	53,988,330
Tax-Exempt Cash Managed Shares	118,617,749	118,617,749	286,624,984	286,624,984
Tax-Free Investment Class	11,693,258	11,693,258	11,523,394	11,523,394
Account Maintenance Fees	—	33,811	—	—
		$242,684,916		$459,762,725

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	530,544	$530,544	537,230	$537,230
DWS Tax-Exempt Money Fund	1,463,011	1,463,011	1,659,886	1,659,886
DWS Tax-Free Money Fund Class S	527,080	527,080	607,214	607,214
Service Shares	52,042	52,042	108,406	108,406
Tax-Exempt Cash Managed Shares	1,388	1,388	1,638	1,638
Tax-Free Investment Class	53,269	53,269	57,387	57,387
		$2,627,334		$2,971,761

DWS Tax-Free Money Fund Class S	|	31

	Year Ended April 30, 2020		Year Ended April 30, 2019
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(57,237,476)	$(57,237,476)	(54,454,045)	$(54,454,045)
DWS Tax-Exempt Money Fund	(34,688,889)	(34,688,889)	(47,917,455)	(47,917,455)
DWS Tax-Free Money Fund Class S	(15,200,338)	(15,200,338)	(11,058,223)	(11,058,223)
Service Shares	(44,213,765)	(44,213,765)	(82,572,012)	(82,572,012)
Tax-Exempt Cash Managed Shares	(132,627,792)	(132,627,792)	(279,241,365)	(279,241,365)
Tax-Free Investment Class	(11,233,495)	(11,233,495)	(10,712,270)	(10,712,270)
		$(295,201,755)		$(485,955,370)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(14,844,509)	$(14,844,509)	8,383,120	$8,383,120
DWS Tax-Exempt Money Fund	(7,510,431)	(7,510,431)	(12,085,228)	(12,085,228)
DWS Tax-Free Money Fund Class S	(2,934,061)	(2,934,061)	702,732	702,732
Service Shares	(11,138,692)	(11,138,692)	(28,475,276)	(28,475,276)
Tax-Exempt Cash Managed Shares	(14,008,655)	(14,008,655)	7,385,257	7,385,257
Tax-Free Investment Class	513,032	513,032	868,511	868,511
Account Maintenance Fees	—	33,811	—	—
		$(49,889,505)		$(23,220,884)

E. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in

32	|	DWS Tax-Free Money Fund Class S

monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

F. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

G. Subsequent Event

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other

DWS Tax-Free Money Fund Class S	|	33

registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

34	|	DWS Tax-Free Money Fund Class S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Tax-Exempt Portfolio (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the investment portfolio, as of April 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial

DWS Tax-Free Money Fund Class S	|	35

reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 26, 2020

36	|	DWS Tax-Free Money Fund Class S

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for DWS Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2019 to April 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for DWS Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for DWS Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Tax-Free Money Fund Class S	|	37

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2020 (Unaudited)

Actual Fund Return	DWS Tax-Free Money Fund Class S
Beginning Account Value 11/1/19	$1,000.00
Ending Account Value 4/30/20	$1,005.80
Expenses Paid per $1,000*	$1.25

Hypothetical 5% Fund Return
Beginning Account Value 11/1/19	$1,000.00
Ending Account Value 4/30/20	$1,023.62
Expenses Paid per $1,000*	$1.26

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
DWS Tax-Free Money Fund Class S	.25%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2020, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

38	|	DWS Tax-Free Money Fund Class S

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

DWS Tax-Free Money Fund Class S	|	39

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

40	|	DWS Tax-Free Money Fund Class S

Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2018, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 3rd quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

DWS Tax-Free Money Fund Class S	|	41

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). Based on Broadridge data provided as of December 31, 2018, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares, DWS Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, DWS Tax-Exempt Money Fund shares and DWS Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

42	|	DWS Tax-Free Money Fund Class S

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Tax-Free Money Fund Class S	|	43

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.

The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.

Independent Board Members
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: ICI Mutual Insurance Company; Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	74	—

44	|	DWS Tax-Free Money Fund Class S

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	74	Portland General Electric[2] (utility company) (2003– present)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	74	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	74	Director, Aberdeen Japan Fund (since 2007)

DWS Tax-Free Money Fund Class S	|	45

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	74	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	74	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	74	—

46	|	DWS Tax-Free Money Fund Class S

Officers[4]
Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche Funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020)
John Millette[7] (1962) Vice President and Secretary, 1999–present

Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); Assistant Secretary, DBX ETF Trust (2019–2020); Assistant Secretary (July 14, 2006–December 31, 2010) and Secretary (January 31, 2006–July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.

Ciara Crawford[8] (1984) Assistant Secretary, (2019–present)	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[7] (1966) Chief Financial Officer and Treasurer, 2018–present	Director,[3] DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[7] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[7] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)

DWS Tax-Free Money Fund Class S	|	47

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] DWS; AML Officer, DWS Trust Company; AML Officer, DBX ETF Trust (2014–present); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2014–present)

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 875 Third Avenue, New York, NY 10022.

[7]	Address: One International Place, Boston, MA 02110.

[8]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

48	|	DWS Tax-Free Money Fund Class S

Notes

Notes

Notes

DTFMF-2

R-027591-9 6/20)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Cash Account trust: DWS Government & Agency Portfolio

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2020	$28,433	$0	$8,564	$0
2019	$88,464	$0	$8,323	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2020	$0	$1,276,578	$0
2019	$0	$372,661	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2020	$8,564	$1,276,578	$0	$1,285,142
2019	$8,323	$372,661	$513,130	$894,114

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2019 and 2020 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any investments in the Fund or any professionals who were part of the audit engagement team for the Fund. In addition, EY noted that the independence breaches did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.

Cash Account trust: DWS Tax Exempt Portfolio

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2020	$30,433	$0	$8,564	$0
2019	$90,534	$0	$7,435	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2020	$0	$1,276,578	$0
2019	$0	$372,661	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2020	$8,564	$1,276,578	$0	$1,285,142
2019	$7,435	$372,661	$513,130	$893,226

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2019 and 2020 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any investments in the Fund or any professionals who were part of the audit engagement team for the Fund. In addition, EY noted that the independence breaches did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, eache a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	6/29/2020